Everlake Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2022 and for
the years ended December 31, 2022 and 2021 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit and Risk Committee of the Board of Directors of
Everlake US Holding Company and the
Contractholders of Everlake Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 19, 2023

We have served as the auditor of Everlake Life Insurance Company (the sponsor Company) since 2001.

Everlake Financial Advisors Separate Account I     APPENDIX A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alliance Bernstein VPS International Value Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
American Century VP Balanced Class **	—	—	—	—
American Century VP International Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Academic Strategies Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Advanced Strategies	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Moderate Multi-Asset Portfolio	—	For the Period January 1, 2022 to December 5, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to December 5, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to December 5, 2022#
AST Academic Strategies Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST BlackRock Global Strategies **	—	—	For the Year Ended Ended December 31, 2021	For the Four Years Ended December 31, 2021
AST BlackRock Low Duration Bond	—	For the Period January 1, 2022 to February 14, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#
AST BlackRock/Loomis Sayles Bond	—	For the Period January 1, 2022 to February 14, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#
AST Bond Portfolio 2021^	—	—	—	—
AST Bond Portfolio 2022!	—	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Bond Portfolio 2023	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Bond Portfolio 2024	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Bond Portfolio 2027**	—	—	—	—
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Bond Portfolio 2030	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	For the Period January 2, 2019* to December 31, 2019 and for Two Years Ended December 31, 2022
AST Bond Portfolio 2031	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	For the Period January 2, 2020* to December 31, 2020 and for the Year Ended December 31, 2022
AST Bond Portfolio 2032	December 31, 2022	December 31, 2022	For the Period January 4, 2021* to December 31, 2021 and for the Year Ended December 31, 2022	For the Period January 4, 2021* to December 31, 2021 and for the Year Ended December 31, 2022
AST Bond Portfolio 2033^^	—	—	—	—
AST Capital Growth Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Cohen & Steers Realty	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Core Fixed Income	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Emerging Markets Equity	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Global Bond	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	For the Period November 13, 2020* to December 31, 2020 and For the Two Years Ended December 31, 2022
AST Goldman Sachs Small-Cap Value	—	For the Period January 1, 2022 to June 13, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#
AST Government Money Market	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST High Yield	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST International Growth	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST International Value	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Investment Grade Bond	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST J.P. Morgan Global Thematic	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST J.P. Morgan International Equity	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST J.P. Morgan Tactical Preservation Portfolio	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Jennison Large-Cap Growth @@	—	—	—	—
AST Large-Cap Core	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Large-Cap Value	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Loomis Sayles Large-Cap Growth	December 31, 2022	For the Period January 1, 2022 to June 13, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#
AST MFS Global Equity	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST MFS Growth Allocation**	—	—	—	—
AST MFS Growth	—	For the Period January 1, 2022 to June 13, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#
AST MFS Large-Cap Value @	—	—	—	—
AST Mid-Cap Growth	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Preservation Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Prudential Core Bond @	—	—	—	—
AST Prudential Growth Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Small-Cap Growth Opportunities	—	For the Period January 1, 2022 to September 12, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to September 12, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to September 12, 2022#
AST Small-Cap Value	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST T. Rowe Price Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Large-Cap Growth Portfolio	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST T. Rowe Price Large-Cap Value	—	For the Period January 1, 2022 to February 14, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#
AST T. Rowe Price Natural Resources	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Wellington Management Hedged Equity	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
BNY Mellon Sustainable U.S. Equity Portfolio, Inc!	—	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
BNY Mellon VIF Government Money Market	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
BNY Mellon VIF Growth and Income Initial Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Capital Growth VIP Class A	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Core Equity VIP Class A	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS CROCI® International VIP Class A	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Global Income Builder VIP Class A	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Global Small Cap VIP Class A	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Government Money Market VIP Class A	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Small Mid Cap Growth VIP Class A	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Federated Hermes Government Money Fund II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Asset Manager: Growth Service Class 2**	—	—	—	—
Fidelity VIP Contrafund Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Contrafund Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity VIP Equity-Income Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Equity-Income Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom Income Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Government Money Market Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Government Money Market Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth & Income Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP High Income Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP High Income Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Index 500 Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Index 500 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Investment Grade Bond Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Mid Cap Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Overseas Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Overseas Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin DynaTech VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Growth and Income VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Income VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Large Cap Growth VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Mutual Global Discovery VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Mutual Shares VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Small Cap Value VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Small-Mid Cap Growth VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin U.S. Government Securities VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT International Equity Insights Institutional Shares**	—	—	—	—
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT Strategic Growth Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Series II**	—	—	—	—
Invesco V.I. American Franchise Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Franchise Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Value Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Value Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Capital Appreciation Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Capital Appreciation Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Comstock Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Comstock Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Conservative Balanced Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Conservative Balanced Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Bond Series I	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to April 29, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, April 29, 2022#
Invesco V.I. Core Bond Series II	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to April 29, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, April 29, 2022#
Invesco V.I. Core Equity Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Equity Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Plus Bond Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Plus Bond Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	For the Period April 30, 2020* to December 31, 2020 and for the Two Years Ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Diversified Dividend Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Diversified Dividend Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Equally-Weighted S&P 500 Series I	December 31, 2022	December 31, 2022	For the Period April 29, 2022* to December 31, 2022	For the Period April 29, 2022* to December 31, 2022
Invesco V.I. Equally-Weighted S&P 500 Series II	December 31, 2022	December 31, 2022	For the Period April 29, 2022* to December 31, 2022	For the Period April 29, 2022* to December 31, 2022
Invesco V.I. Equity and Income Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Equity and Income Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. EQV International Equity Fund Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. EQV International Equity Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Core Equity Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Core Equity Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Strategic Income Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Strategic Income Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Money Market Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Money Market Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Securities Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Securities Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Growth and Income Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. High Yield Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. High Yield Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Mid Cap Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Mid Cap Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Main Street Small Cap Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Small Cap Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. S&P 500 Index Series I	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to April 29, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, April 29, 2022#
Invesco V.I. S&P 500 Index Series II	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to April 29, 2022#	For the Four Years Ended December 31, 2021 and for the Period January 1, April 29, 2022#
Invesco V.I. Technology Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Technology Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson VIT Forty Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson VIT Global Research Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Service Shares**	—	—	—	—
Lazard Retirement Series Emerging Market Equity Service Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Legg Mason Partners Clearbridge Variable Large Cap Value Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Bond Debenture	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Fundamental Equity	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Growth and Income	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Growth Opportunities	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Mid Cap Stock	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Growth Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Growth Service Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT High Yield Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Investors Trust Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Investors Trust Service Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT New Discovery Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT New Discovery Service Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Research Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Research Service Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Total Return Bond Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Utilities Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Utilities Service Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Core Plus Fixed Income Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Discovery Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Discovery Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Franchise Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Strategist Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Strategist Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Growth Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Growth Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Neuberger Berman AMT Mid Cap Growth Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	For the Period April 30, 2019* to December 31, 2019 and for the Three Years Ended December 31, 2022
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Real Return Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Total Return Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Total Return Institutional Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
ProFund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Diversified Income Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Focused International Equity Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT George Putnam Balanced Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Global Asset Allocation Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Global Health Care Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Government Money Market Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Growth Opportunities Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT High Yield Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Income Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT International Equity Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT International Value Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Large Cap Value Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Mortgage Securities Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Multi-Cap Core Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Research Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Small Cap Growth Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Small Cap Value Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Sustainable Future Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Sustainable Leaders Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Rydex VT NASDAQ-100®**	—	—	—	—
Templeton Developing Markets VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Templeton Foreign VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Templeton Global Bond VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Templeton Growth VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

* date represents commencement of operations

# represents the date the sub-account ceased operations

! sub-account was available, but had no net assets as of December 31, 2022

** sub-account was available but did not have assets at December 31, 2022 and did not have any activity for the year / period ended December 31, 2022

^ sub-account ceased operations on January 3, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022

^^ sub-account commenced operations on January 3, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022

@ sub-account ceased operations on February 14, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022

@@ sub-account ceased operations on June 13, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
ASSETS
Investments, at fair value	$32,793,505	$3,399,052	$24,441,801	$5,540,920	$7,034
Total assets	$32,793,505	$3,399,052	$24,441,801	$5,540,920	$7,034
NET ASSETS
Accumulation units	$32,389,247	$3,397,445	$24,348,180	$5,496,192	$7,034
Contracts in payout (annuitization) period	404,258	1,607	93,621	44,728	—
Total net assets	$32,793,505	$3,399,052	$24,441,801	$5,540,920	$7,034
FUND SHARE INFORMATION
Number of shares	1,156,331	263,493	457,283	338,067	738
Cost of investments	$29,344,240	$3,853,090	$24,420,393	$5,796,126	$6,391
UNIT VALUE (1)
Lowest	$25.14	$8.32	$20.85	$36.18	$22.02
Highest	$42.38	$10.51	$51.09	$46.91	$22.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$373,494	$152,254	$—	$51,958	$107
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(543,796)	(57,650)	(446,748)	(97,355)	(99)
Administrative expense	(38,628)	(7,034)	(35,955)	(11,838)	(8)
Net investment income (loss)	(208,930)	87,570	(482,703)	(57,235)	—
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,658,123	832,358	5,779,764	1,335,715	110
Cost of investments sold	4,452,579	908,530	4,827,344	1,191,874	93
Realized gains (losses) on fund shares	1,205,544	(76,172)	952,420	143,841	17
Realized gain distributions	5,534,061	—	3,636,716	935,549	1,130
Net realized gains (losses)	6,739,605	(76,172)	4,589,136	1,079,390	1,147
Change in unrealized gains (losses)	(8,854,220)	(674,327)	(15,576,068)	(2,309,253)	(3,601)
Net realized and change in
unrealized gains (losses) on investments	(2,114,615)	(750,499)	(10,986,932)	(1,229,863)	(2,454)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,323,545)	$(662,929)	$(11,469,635)	$(1,287,098)	$(2,454)

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST		AST	AST	AST
	Academic	AST	Moderate	Balanced	BlackRock
	Strategies	Advanced	Multi-Asset	Asset	Low Duration
	Asset Allocation	Strategies	Portfolio*	Allocation	Bond*
ASSETS
Investments, at fair value	$1,318,478	$1,258,035	$—	$5,037,638	$—
Total assets	$1,318,478	$1,258,035	$—	$5,037,638	$—
NET ASSETS
Accumulation units	$1,318,478	$1,258,035	$—	$5,037,638	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$1,318,478	$1,258,035	$—	$5,037,638	$—
FUND SHARE INFORMATION
Number of shares	80,641	55,371	—	232,901	—
Cost of investments	$1,054,377	$778,206	$—	$3,171,170	$—
UNIT VALUE (1)
Lowest	$10.44	$15.20	$—	$14.21	$—
Highest	$16.69	$23.52	$—	$21.57	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST		AST	AST	AST
	Academic	AST	Moderate	Balanced	BlackRock
	Strategies	Advanced	Multi-Asset	Asset	Low Duration
	Asset Allocation	Strategies	Portfolio*	Allocation	Bond*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(28,625)	(20,476)	(5,951)	(66,256)	(65)
Administrative expense	(2,699)	(2,100)	(595)	(7,913)	(8)
Net investment income (loss)	(31,324)	(22,576)	(6,546)	(74,169)	(73)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,230,208	186,558	595,023	708,895	47,822
Cost of investments sold	1,036,915	116,790	425,113	405,690	45,706
Realized gains (losses) on fund shares	193,293	69,768	169,910	303,205	2,116
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	193,293	69,768	169,910	303,205	2,116
Change in unrealized gains (losses)	(492,515)	(342,488)	(258,056)	(1,319,573)	(2,847)
Net realized and change in
unrealized gains (losses) on investments	(299,222)	(272,720)	(88,146)	(1,016,368)	(731)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(330,546)	$(295,296)	$(94,692)	$(1,090,537)	$(804)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST
	BlackRock/	AST	AST	AST	AST
	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Sayles Bond*	2022	2023	2024	2026
ASSETS
Investments, at fair value	$—	$—	$636,680	$49,228	$106,132
Total assets	$—	$—	$636,680	$49,228	$106,132
NET ASSETS
Accumulation units	$—	$—	$636,680	$49,228	$106,132
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$—	$636,680	$49,228	$106,132
FUND SHARE INFORMATION
Number of shares	—	—	52,016	4,258	9,692
Cost of investments	$—	$—	$620,551	$41,384	$100,164
UNIT VALUE (1)
Lowest	$—	$—	$8.89	$8.64	$8.68
Highest	$—	$—	$10.39	$9.96	$9.72

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST
	BlackRock/	AST	AST	AST	AST
	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Sayles Bond*	2022	2023	2024	2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(95)	(4,676)	(5,075)	(675)	(1,565)
Administrative expense	(13)	(431)	(499)	(76)	(175)
Net investment income (loss)	(108)	(5,107)	(5,574)	(751)	(1,740)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	76,552	493,816	44,275	785	15,462
Cost of investments sold	64,142	465,628	43,355	648	14,380
Realized gains (losses) on fund shares	12,410	28,188	920	137	1,082
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	12,410	28,188	920	137	1,082
Change in unrealized gains (losses)	(14,970)	(37,184)	(6,042)	(3,670)	(15,377)
Net realized and change in
unrealized gains (losses) on investments	(2,560)	(8,996)	(5,122)	(3,533)	(14,295)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,668)	$(14,103)	$(10,696)	$(4,284)	$(16,035)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

				AST
	AST	AST	AST	Capital Growth	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset	Cohen & Steers
	2030	2031	2032	Allocation	Global Realty
ASSETS
Investments, at fair value	$14,110	$138,934	$22,318	$1,827,330	$1,327
Total assets	$14,110	$138,934	$22,318	$1,827,330	$1,327
NET ASSETS
Accumulation units	$14,110	$138,934	$22,318	$1,827,330	$1,327
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$14,110	$138,934	$22,318	$1,827,330	$1,327
FUND SHARE INFORMATION
Number of shares	1,357	15,860	2,952	76,170	97
Cost of investments	$16,972	$165,288	$26,950	$1,107,922	$760
UNIT VALUE (1)
Lowest	$9.26	$8.03	$7.13	$15.10	$12.00
Highest	$9.80	$8.38	$7.34	$25.33	$22.85

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

				AST
	AST	AST	AST	Capital Growth	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset	Cohen & Steers
	2030	2031	2032	Allocation	Global Realty
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(202)	(2,045)	(302)	(31,581)	(23)
Administrative expense	(23)	(229)	(34)	(3,113)	(3)
Net investment income (loss)	(225)	(2,274)	(336)	(34,694)	(26)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	224	68,107	5,733	453,098	138
Cost of investments sold	254	73,323	5,864	269,334	64
Realized gains (losses) on fund shares	(30)	(5,216)	(131)	183,764	74
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(30)	(5,216)	(131)	183,764	74
Change in unrealized gains (losses)	(2,916)	(27,187)	(4,760)	(609,164)	(538)
Net realized and change in
unrealized gains (losses) on investments	(2,946)	(32,403)	(4,891)	(425,400)	(464)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,171)	$(34,677)	$(5,227)	$(460,094)	$(490)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

					AST
	AST	AST	AST	AST	Goldman Sachs
	Cohen & Steers	Core	Emerging	Global	Small-Cap
	Realty	Fixed Income*	Markets Equity	Bond	Value*
ASSETS
Investments, at fair value	$10,885	$147,264	$3,177	$9,853	$—
Total assets	$10,885	$147,264	$3,177	$9,853	$—
NET ASSETS
Accumulation units	$10,885	$147,264	$3,177	$9,853	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$10,885	$147,264	$3,177	$9,853	$—
FUND SHARE INFORMATION
Number of shares	727	11,838	395	924	—
Cost of investments	$5,961	$160,958	$3,662	$11,287	$—
UNIT VALUE (1)
Lowest	$17.43	$10.19	$6.61	$8.21	$—
Highest	$36.48	$13.02	$11.90	$8.55	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					AST
	AST	AST	AST	AST	Goldman Sachs
	Cohen & Steers	Core	Emerging	Global	Small-Cap
	Realty	Fixed Income*	Markets Equity	Bond	Value*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(184)	(1,518)	(52)	(131)	(15)
Administrative expense	(18)	(217)	(5)	(16)	(2)
Net investment income (loss)	(202)	(1,735)	(57)	(147)	(17)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	202	6,930	326	629	2,277
Cost of investments sold	98	7,245	305	712	817
Realized gains (losses) on fund shares	104	(315)	21	(83)	1,460
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	104	(315)	21	(83)	1,460
Change in unrealized gains (losses)	(3,841)	(23,320)	(914)	(1,364)	(1,740)
Net realized and change in
unrealized gains (losses) on investments	(3,737)	(23,635)	(893)	(1,447)	(280)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,939)	$(25,370)	$(950)	$(1,594)	$(297)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST		AST	AST	AST
	Government	AST	International	International	Investment
	Money Market	High Yield	Growth	Value	Grade Bond
ASSETS
Investments, at fair value	$344,461	$30,289	$48,885	$14,457	$2,716,038
Total assets	$344,461	$30,289	$48,885	$14,457	$2,716,038
NET ASSETS
Accumulation units	$344,461	$30,289	$48,885	$14,457	$2,716,038
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$344,461	$30,289	$48,885	$14,457	$2,716,038
FUND SHARE INFORMATION
Number of shares	344,461	2,756	2,260	700	332,440
Cost of investments	$344,461	$21,756	$27,288	$13,063	$2,803,337
UNIT VALUE (1)
Lowest	$7.05	$13.67	$10.97	$7.84	$13.51
Highest	$9.43	$18.64	$22.61	$15.54	$17.32

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST		AST	AST	AST
	Government	AST	International	International	Investment
	Money Market	High Yield	Growth	Value	Grade Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$3,045	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,782)	(304)	(553)	(168)	(27,761)
Administrative expense	(334)	(47)	(79)	(22)	(3,147)
Net investment income (loss)	(1,071)	(351)	(632)	(190)	(30,908)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	422,604	996	963	239	2,080,926
Cost of investments sold	422,604	714	501	212	2,151,888
Realized gains (losses) on fund shares	—	282	462	27	(70,962)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	—	282	462	27	(70,962)
Change in unrealized gains (losses)	—	(4,310)	(20,393)	(1,673)	(154,814)
Net realized and change in
unrealized gains (losses) on investments	—	(4,028)	(19,931)	(1,646)	(225,776)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,071)	$(4,379)	$(20,563)	$(1,836)	$(256,684)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

			AST
	AST	AST	J.P. Morgan
	J.P. Morgan	J.P. Morgan	Tactical	AST	AST
	Global	International	Preservation	Large-Cap	Large-Cap
	Thematic	Equity	Portfolio*	Core	Value*
ASSETS
Investments, at fair value	$81,105	$80,431	$1,639,470	$23,450	$122,977
Total assets	$81,105	$80,431	$1,639,470	$23,450	$122,977
NET ASSETS
Accumulation units	$81,105	$80,431	$1,639,470	$23,450	$122,977
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$81,105	$80,431	$1,639,470	$23,450	$122,977
FUND SHARE INFORMATION
Number of shares	4,264	2,486	77,848	920	2,821
Cost of investments	$59,123	$64,481	$1,314,308	$26,787	$126,589
UNIT VALUE (1)
Lowest	$14.09	$9.58	$11.70	$8.72	$17.48
Highest	$21.57	$18.3	$16.22	$22.82	$38.57

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			AST
	AST	AST	J.P. Morgan
	J.P. Morgan	J.P. Morgan	Tactical	AST	AST
	Global	International	Preservation	Large-Cap	Large-Cap
	Thematic	Equity	Portfolio*	Core	Value*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,090)	(1,485)	(24,837)	(231)	(1,572)
Administrative expense	(139)	(123)	(2,698)	(38)	(163)
Net investment income (loss)	(1,229)	(1,608)	(27,535)	(269)	(1,735)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	29,105	1,611	242,011	1,244	2,729
Cost of investments sold	25,338	1,275	203,126	1,338	2,850
Realized gains (losses) on fund shares	3,767	336	38,885	(94)	(121)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	3,767	336	38,885	(94)	(121)
Change in unrealized gains (losses)	(23,431)	(21,250)	(370,112)	(4,873)	(4,486)
Net realized and change in
unrealized gains (losses) on investments	(19,664)	(20,914)	(331,227)	(4,967)	(4,607)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(20,893)	$(22,522)	$(358,762)	$(5,236)	$(6,342)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

					AST
	AST				Neuberger
	Loomis Sayles	AST		AST	Berman/LSV
	Large-Cap	MFS Global	AST	Mid-Cap	Mid-Cap
	Growth*	Equity	MFS Growth*	Growth	Value
ASSETS
Investments, at fair value	$—	$18,701	$—	$35,196	$62,476
Total assets	$—	$18,701	$—	$35,196	$62,476
NET ASSETS
Accumulation units	$—	$18,701	$—	$35,196	$62,476
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$18,701	$—	$35,196	$62,476
FUND SHARE INFORMATION
Number of shares	—	708	—	2,914	1,462
Cost of investments	$—	$7,986	$—	$18,719	$42,595
UNIT VALUE (1)
Lowest	$—	$18.09	$—	$20.86	$19.46
Highest	$—	$30.92	$—	$33.59	$37.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					AST
	AST				Neuberger
	Loomis Sayles	AST		AST	Berman/LSV
	Large-Cap	MFS Global	AST	Mid-Cap	Mid-Cap
	Growth*	Equity	MFS Growth*	Growth	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(965)	(173)	(25)	(503)	(808)
Administrative expense	(104)	(30)	(4)	(59)	(95)
Net investment income (loss)	(1,069)	(203)	(29)	(562)	(903)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	131,628	1,400	4,961	1,209	967
Cost of investments sold	35,858	573	1,123	614	662
Realized gains (losses) on fund shares	95,770	827	3,838	595	305
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	95,770	827	3,838	595	305
Change in unrealized gains (losses)	(145,462)	(5,165)	(5,776)	(16,730)	(5,635)
Net realized and change in
unrealized gains (losses) on investments	(49,692)	(4,338)	(1,938)	(16,135)	(5,330)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(50,761)	$(4,541)	$(1,967)	$(16,697)	$(6,233)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST	AST		AST
	Preservation	Prudential	AST	Small-Cap	AST
	Asset	Growth	Small-Cap	Growth	Small-Cap
	Allocation	Allocation	Growth	Opportunities*	Value
ASSETS
Investments, at fair value	$2,535,720	$5,849,985	$19,089	$—	$37,907
Total assets	$2,535,720	$5,849,985	$19,089	$—	$37,907
NET ASSETS
Accumulation units	$2,535,720	$5,849,985	$19,089	$—	$37,907
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$2,535,720	$5,849,985	$19,089	$—	$37,907
FUND SHARE INFORMATION
Number of shares	143,586	317,244	320	—	1,138
Cost of investments	$1,799,552	$4,788,775	$20,335	$—	$13,410
UNIT VALUE (1)
Lowest	$12.32	$12.07	$23.02	$—	$17.73
Highest	$16.32	$21.52	$40.75	$—	$31.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST	AST		AST
	Preservation	Prudential	AST	Small-Cap	AST
	Asset	Growth	Small-Cap	Growth	Small-Cap
	Allocation	Allocation	Growth	Opportunities*	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(41,140)	(97,192)	(115)	(115)	(433)
Administrative expense	(4,324)	(10,672)	(18)	(14)	(58)
Net investment income (loss)	(45,464)	(107,864)	(133)	(129)	(491)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	599,755	2,851,254	749	13,138	547
Cost of investments sold	389,982	2,306,200	715	5,486	182
Realized gains (losses) on fund shares	209,773	545,054	34	7,652	365
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	209,773	545,054	34	7,652	365
Change in unrealized gains (losses)	(742,434)	(2,202,190)	(3,957)	(12,032)	(6,000)
Net realized and change in
unrealized gains (losses) on investments	(532,661)	(1,657,136)	(3,923)	(4,380)	(5,635)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(578,125)	$(1,765,000)	$(4,056)	$(4,509)	$(6,126)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST	AST	AST	AST	AST
	T. Rowe Price	Large-Cap	T. Rowe Price	T. Rowe Price	Wellington
	Asset	Growth	Large-Cap	Natural	Management
	Allocation	Portfolio*	Value*	Resources	Hedged Equity
ASSETS
Investments, at fair value	$2,861,296	$133,093	$—	$6,029	$121,764
Total assets	$2,861,296	$133,093	$—	$6,029	$121,764
NET ASSETS
Accumulation units	$2,861,296	$133,093	$—	$6,029	$121,764
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$2,861,296	$133,093	$—	$6,029	$121,764
FUND SHARE INFORMATION
Number of shares	80,691	2,637	—	208	6,335
Cost of investments	$2,232,853	$133,044	$—	$6,431	$86,859
UNIT VALUE (1)
Lowest	$15.14	$29.16	$—	$8.42	$12.24
Highest	$22.70	$48.38	$—	$16.69	$23.58

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST	AST	AST	AST	AST
	T. Rowe Price	Large-Cap	T. Rowe Price	T. Rowe Price	Wellington
	Asset	Growth	Large-Cap	Natural	Management
	Allocation	Portfolio*	Value*	Resources	Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(48,113)	(1,118)	(217)	(80)	(1,901)
Administrative expense	(5,006)	(125)	(22)	(10)	(191)
Net investment income (loss)	(53,119)	(1,243)	(239)	(90)	(2,092)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,126,330	2,972	129,087	93	29,993
Cost of investments sold	933,806	2,819	86,522	102	24,831
Realized gains (losses) on fund shares	192,524	153	42,565	(9)	5,162
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	192,524	153	42,565	(9)	5,162
Change in unrealized gains (losses)	(872,740)	(10,070)	(41,528)	357	(17,296)
Net realized and change in
unrealized gains (losses) on investments	(680,216)	(9,917)	1,037	348	(12,134)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(733,335)	$(11,160)	$798	$258	$(14,226)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		BNY Mellon		BNY Mellon VIF	DWS
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	Capital Growth
	Stock Index	Equity Portfolio,	Government	Income	VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A
ASSETS
Investments, at fair value	$243,700	$—	$155,662	$44,758	$977,899
Total assets	$243,700	$—	$155,662	$44,758	$977,899
NET ASSETS
Accumulation units	$243,700	$—	$155,662	$44,758	$811,399
Contracts in payout (annuitization) period	—	—	—	—	166,500
Total net assets	$243,700	$—	$155,662	$44,758	$977,899
FUND SHARE INFORMATION
Number of shares	4,216	—	155,662	1,550	34,216
Cost of investments	$166,279	$—	$155,662	$41,961	$934,529
UNIT VALUE (1)
Lowest	$25.90	$—	$8.09	$27.65	$42.81
Highest	$42.83	$—	$11.04	$40.79	$43.86

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		BNY Mellon		BNY Mellon VIF	DWS
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	Capital Growth
	Stock Index	Equity Portfolio,	Government	Income	VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$3,657	$84	$1,964	$287	$1,257
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,597)	(147)	(1,995)	(439)	(5,335)
Administrative expense	(274)	(14)	(157)	(33)	(3,903)
Net investment income (loss)	(214)	(77)	(188)	(185)	(7,981)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	21,086	14,703	5,282	2,239	324,622
Cost of investments sold	13,654	12,340	5,282	1,997	271,698
Realized gains (losses) on fund shares	7,432	2,363	—	242	52,924
Realized gain distributions	23,545	1,150	—	4,281	221,405
Net realized gains (losses)	30,977	3,513	—	4,523	274,329
Change in unrealized gains (losses)	(93,185)	(8,390)	—	(6,718)	(806,588)
Net realized and change in
unrealized gains (losses) on investments	(62,208)	(4,877)	—	(2,195)	(532,259)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(62,422)	$(4,954)	$(188)	$(2,380)	$(540,240)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Global Income	Global	Government
	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP	Money Market
	Class A	Class A	Class A	Class A	VIP Class A
ASSETS
Investments, at fair value	$547,104	$120,767	$431,141	$422,946	$142,858
Total assets	$547,104	$120,767	$431,141	$422,946	$142,858
NET ASSETS
Accumulation units	$547,104	$116,812	$408,384	$393,681	$123,210
Contracts in payout (annuitization) period	—	3,955	22,757	29,265	19,648
Total net assets	$547,104	$120,767	$431,141	$422,946	$142,858
FUND SHARE INFORMATION
Number of shares	52,254	18,608	21,323	49,642	142,858
Cost of investments	$563,409	$163,149	$486,811	$575,759	$142,858
UNIT VALUE (1)
Lowest	$35.77	$12.87	$20.06	$38.21	$10.09
Highest	$36.64	$13.19	$20.42	$39.15	$10.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Global Income	Global	Government
	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP	Money Market
	Class A	Class A	Class A	Class A	VIP Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$4,600	$3,998	$13,399	$2,586	$1,846
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(2,410)	(518)	(1,915)	(1,950)	(571)
Administrative expense	(1,732)	(370)	(1,371)	(1,396)	(425)
Net investment income (loss)	458	3,110	10,113	(760)	850
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	16,526	4,836	14,631	57,543	5,998
Cost of investments sold	14,118	6,452	15,541	73,931	5,998
Realized gains (losses) on fund shares	2,408	(1,616)	(910)	(16,388)	—
Realized gain distributions	81,145	—	38,873	83,001	—
Net realized gains (losses)	83,553	(1,616)	37,963	66,613	—
Change in unrealized gains (losses)	(190,015)	(21,309)	(129,210)	(207,808)	—
Net realized and change in
unrealized gains (losses) on investments	(106,462)	(22,925)	(91,247)	(141,195)	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(106,004)	$(19,815)	$(81,134)	$(141,955)	$850
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		Federated
	DWS	Hermes
	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth VIP	Money	Contrafund	Contrafund	Equity-Income
	Class A	Fund II	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$289,129	$1,495,132	$3,130,284	$19,120,928	$426,371
Total assets	$289,129	$1,495,132	$3,130,284	$19,120,928	$426,371
NET ASSETS
Accumulation units	$289,129	$1,461,512	$3,064,130	$19,066,983	$420,724
Contracts in payout (annuitization) period	—	33,620	66,154	53,945	5,647
Total net assets	$289,129	$1,495,132	$3,130,284	$19,120,928	$426,371
FUND SHARE INFORMATION
Number of shares	24,154	1,495,132	82,637	523,288	18,097
Cost of investments	$374,515	$1,495,132	$2,712,726	$17,417,061	$396,522
UNIT VALUE (1)
Lowest	$25.68	$8.09	$35.65	$22.82	$28.87
Highest	$26.14	$11.61	$66.17	$49.39	$37.43

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Federated
	DWS	Hermes
	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth VIP	Money	Contrafund	Contrafund	Equity-Income
	Class A	Fund II	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$17,481	$17,612	$56,322	$8,204
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,321)	(20,231)	(46,900)	(324,825)	(5,875)
Administrative expense	(962)	(1,571)	(3,750)	(42,714)	(438)
Net investment income (loss)	(2,283)	(4,321)	(33,038)	(311,217)	1,891
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	16,984	255,567	729,591	3,697,787	36,054
Cost of investments sold	17,660	255,567	598,802	2,977,519	32,323
Realized gains (losses) on fund shares	(676)	—	130,789	720,268	3,731
Realized gain distributions	39,152	—	171,581	1,080,585	14,396
Net realized gains (losses)	38,476	—	302,370	1,800,853	18,127
Change in unrealized gains (losses)	(153,960)	—	(1,633,559)	(9,553,533)	(50,380)
Net realized and change in
unrealized gains (losses) on investments	(115,484)	—	(1,331,189)	(7,752,680)	(32,253)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(117,767)	$(4,321)	$(1,364,227)	$(8,063,897)	$(30,362)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$469,716	$1,902,304	$2,111,617	$673,111	$395,126
Total assets	$469,716	$1,902,304	$2,111,617	$673,111	$395,126
NET ASSETS
Accumulation units	$469,716	$1,779,210	$2,111,617	$673,111	$395,126
Contracts in payout (annuitization) period	—	123,094	—	—	—
Total net assets	$469,716	$1,902,304	$2,111,617	$673,111	$395,126
FUND SHARE INFORMATION
Number of shares	20,683	165,995	184,260	49,421	37,417
Cost of investments	$447,804	$1,993,938	$2,316,654	$693,581	$414,406
UNIT VALUE (1)
Lowest	$25.09	$13.34	$14.35	$15.83	$11.08
Highest	$33.51	$16.92	$18.19	$20.07	$14.04

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$8,217	$39,885	$45,234	$12,325	$9,187
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(7,226)	(33,157)	(35,475)	(10,902)	(7,256)
Administrative expense	(487)	(3,943)	(4,736)	(1,364)	(895)
Net investment income (loss)	504	2,785	5,023	59	1,036
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	39,472	214,736	510,319	31,425	122,567
Cost of investments sold	36,093	208,402	512,325	31,535	124,591
Realized gains (losses) on fund shares	3,379	6,334	(2,006)	(110)	(2,024)
Realized gain distributions	16,463	128,314	274,352	49,733	17,992
Net realized gains (losses)	19,842	134,648	272,346	49,623	15,968
Change in unrealized gains (losses)	(56,932)	(498,742)	(809,051)	(205,298)	(92,324)
Net realized and change in
unrealized gains (losses) on investments	(37,090)	(364,094)	(536,705)	(155,675)	(76,356)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(36,586)	$(361,309)	$(531,682)	$(155,616)	$(75,320)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Growth
	Money Market	Money Market	& Income	Growth	Opportunities
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$26,966,639	$35,026,697	$2,943,985	$2,659,700	$1,427,252
Total assets	$26,966,639	$35,026,697	$2,943,985	$2,659,700	$1,427,252
NET ASSETS
Accumulation units	$26,499,384	$34,696,750	$2,943,878	$2,616,363	$1,427,252
Contracts in payout (annuitization) period	467,255	329,947	107	43,337	—
Total net assets	$26,966,639	$35,026,697	$2,943,985	$2,659,700	$1,427,252
FUND SHARE INFORMATION
Number of shares	26,966,639	35,026,697	126,569	37,193	35,762
Cost of investments	$26,966,639	$35,026,698	$2,192,618	$2,492,368	$1,670,590
UNIT VALUE (1)
Lowest	$9.28	$7.62	$26.35	$25.43	$33.88
Highest	$10.16	$9.61	$33.27	$56.84	$42.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Growth
	Money Market	Money Market	& Income	Growth	Opportunities
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$372,106	$448,346	$45,114	$19,425	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(345,125)	(579,975)	(49,656)	(39,737)	(26,816)
Administrative expense	(25,214)	(50,372)	(6,099)	(3,123)	(3,408)
Net investment income (loss)	1,767	(182,001)	(10,641)	(23,435)	(30,224)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,645,530	9,530,509	671,418	462,746	260,211
Cost of investments sold	6,645,530	9,530,509	467,562	426,118	284,631
Realized gains (losses) on fund shares	—	—	203,856	36,628	(24,420)
Realized gain distributions	—	—	63,674	234,649	363,779
Net realized gains (losses)	—	—	267,530	271,277	339,359
Change in unrealized gains (losses)	—	—	(497,530)	(1,267,462)	(1,296,409)
Net realized and change in
unrealized gains (losses) on investments	—	—	(230,000)	(996,185)	(957,050)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,767	$(182,001)	$(240,641)	$(1,019,620)	$(987,274)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	High Income	High Income	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$141,508	$119,055	$995,189	$2,338,203	$5,435,501
Total assets	$141,508	$119,055	$995,189	$2,338,203	$5,435,501
NET ASSETS
Accumulation units	$141,508	$117,814	$995,189	$2,254,798	$5,387,206
Contracts in payout (annuitization) period	—	1,241	—	83,405	48,295
Total net assets	$141,508	$119,055	$995,189	$2,338,203	$5,435,501
FUND SHARE INFORMATION
Number of shares	2,043	26,997	236,387	6,239	14,702
Cost of investments	$119,397	$150,085	$1,239,154	$1,177,545	$3,276,867
UNIT VALUE (1)
Lowest	$29.40	$15.74	$14.31	$26.75	$24.70
Highest	$45.01	$19.43	$23.47	$33.10	$40.20

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	High Income	High Income	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$550	$6,490	$53,440	$39,337	$73,109
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(2,364)	(1,718)	(16,816)	(36,215)	(95,891)
Administrative expense	(158)	(138)	(1,997)	(2,841)	(11,836)
Net investment income (loss)	(1,972)	4,634	34,627	281	(34,618)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,627	29,358	182,192	995,886	974,774
Cost of investments sold	7,998	34,785	211,012	486,582	574,237
Realized gains (losses) on fund shares	3,629	(5,427)	(28,820)	509,304	400,537
Realized gain distributions	12,079	—	—	26,076	51,144
Net realized gains (losses)	15,708	(5,427)	(28,820)	535,380	451,681
Change in unrealized gains (losses)	(64,432)	(19,203)	(168,852)	(1,250,033)	(1,917,085)
Net realized and change in
unrealized gains (losses) on investments	(48,724)	(24,630)	(197,672)	(714,653)	(1,465,404)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(50,696)	$(19,996)	$(163,045)	$(714,372)	$(1,500,022)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Fidelity VIP	Fidelity VIP
	Investment	Investment	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Grade Bond	Grade Bond	Mid Cap	Overseas	Overseas
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$463,085	$640	$5,091,019	$326,648	$213
Total assets	$463,085	$640	$5,091,019	$326,648	$213
NET ASSETS
Accumulation units	$463,085	$640	$5,052,632	$326,648	$213
Contracts in payout (annuitization) period	—	—	38,387	—	—
Total net assets	$463,085	$640	$5,091,019	$326,648	$213
FUND SHARE INFORMATION
Number of shares	42,878	61	163,174	15,053	10
Cost of investments	$546,454	$776	$5,358,894	$298,504	$183
UNIT VALUE (1)
Lowest	$17.88	$14.82	$20.44	$13.96	$15.50
Highest	$19.63	$14.82	$35.25	$18.76	$24.00

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP
	Investment	Investment	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Grade Bond	Grade Bond	Mid Cap	Overseas	Overseas
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$11,155	$14	$14,422	$3,695	$2
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(5,910)	(10)	(84,264)	(5,642)	(3)
Administrative expense	(512)	(1)	(10,715)	(434)	—
Net investment income (loss)	4,733	3	(80,557)	(2,381)	(1)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	56,251	70	1,003,054	176,572	5
Cost of investments sold	62,550	84	983,111	192,263	4
Realized gains (losses) on fund shares	(6,299)	(14)	19,943	(15,691)	1
Realized gain distributions	27,563	39	382,096	4,710	2
Net realized gains (losses)	21,264	25	402,039	(10,981)	3
Change in unrealized gains (losses)	(107,355)	(148)	(1,444,414)	(165,093)	(76)
Net realized and change in
unrealized gains (losses) on investments	(86,091)	(123)	(1,042,375)	(176,074)	(73)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(81,358)	$(120)	$(1,122,932)	$(178,455)	$(74)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	DynaTech	and Income	Income	Growth	Discovery
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$748,064	$12,692,350	$43,775,414	$9,158,973	$4,614,655
Total assets	$748,064	$12,692,350	$43,775,414	$9,158,973	$4,614,655
NET ASSETS
Accumulation units	$748,064	$12,578,122	$43,396,110	$9,043,913	$4,480,295
Contracts in payout (annuitization) period	—	114,228	379,304	115,060	134,360
Total net assets	$748,064	$12,692,350	$43,775,414	$9,158,973	$4,614,655
FUND SHARE INFORMATION
Number of shares	251,873	2,030,776	2,971,854	679,953	277,824
Cost of investments	$1,339,854	$18,419,868	$45,110,997	$12,227,407	$5,195,508
UNIT VALUE (1)
Lowest	$22.77	$29.99	$18.07	$21.67	$16.30
Highest	$28.75	$39.94	$23.64	$28.09	$25.93

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	DynaTech	and Income	Income	Growth	Discovery
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$400,742	$2,279,522	$—	$67,827
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(12,809)	(193,263)	(682,914)	(156,705)	(71,678)
Administrative expense	(1,608)	(25,476)	(71,677)	(21,307)	(9,423)
Net investment income (loss)	(14,417)	182,003	1,524,931	(178,012)	(13,274)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	106,283	2,393,151	7,345,379	3,590,834	862,340
Cost of investments sold	146,260	2,785,755	7,137,762	3,428,323	907,480
Realized gains (losses) on fund shares	(39,977)	(392,604)	207,617	162,511	(45,140)
Realized gain distributions	443,525	6,332,325	925,269	2,498,438	405,606
Net realized gains (losses)	403,548	5,939,721	1,132,886	2,660,949	360,466
Change in unrealized gains (losses)	(885,181)	(7,400,173)	(6,151,474)	(8,319,695)	(696,807)
Net realized and change in
unrealized gains (losses) on investments	(481,633)	(1,460,452)	(5,018,588)	(5,658,746)	(336,341)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(496,050)	$(1,278,449)	$(3,493,657)	$(5,836,758)	$(349,615)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

					Goldman Sachs
			Franklin	Franklin	VIT Large
	Franklin	Franklin	Small-Mid	U.S. Government	Cap Value
	Mutual Shares	Small Cap Value	Cap Growth	Securities	Institutional
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	Shares
ASSETS
Investments, at fair value	$23,747,071	$12,867,968	$713,236	$4,012,024	$1,183,791
Total assets	$23,747,071	$12,867,968	$713,236	$4,012,024	$1,183,791
NET ASSETS
Accumulation units	$23,506,142	$12,786,933	$713,236	$3,889,284	$1,183,791
Contracts in payout (annuitization) period	240,929	81,035	—	122,740	—
Total net assets	$23,747,071	$12,867,968	$713,236	$4,012,024	$1,183,791
FUND SHARE INFORMATION
Number of shares	1,566,429	1,026,973	67,863	393,722	141,941
Cost of investments	$26,567,925	$15,141,611	$1,066,149	$4,813,015	$1,396,466
UNIT VALUE (1)
Lowest	$17.57	$27.46	$18.98	$8.96	$19.53
Highest	$37.73	$53.09	$54.56	$11.69	$27.54

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					Goldman Sachs
			Franklin	Franklin	VIT Large
	Franklin	Franklin	Small-Mid	U.S. Government	Cap Value
	Mutual Shares	Small Cap Value	Cap Growth	Securities	Institutional
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$466,666	$134,223	$—	$105,928	$16,587
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(377,298)	(197,719)	(10,755)	(66,310)	(19,889)
Administrative expense	(43,042)	(23,679)	(1,386)	(8,759)	(2,382)
Net investment income (loss)	46,326	(87,175)	(12,141)	30,859	(5,684)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,089,816	2,523,504	36,436	1,386,677	238,796
Cost of investments sold	4,082,319	2,623,454	47,005	1,612,127	255,220
Realized gains (losses) on fund shares	7,497	(99,950)	(10,569)	(225,450)	(16,424)
Realized gain distributions	2,818,246	2,532,949	203,946	—	117,955
Net realized gains (losses)	2,825,743	2,432,999	193,377	(225,450)	101,531
Change in unrealized gains (losses)	(5,402,184)	(4,159,150)	(548,491)	(397,863)	(197,800)
Net realized and change in
unrealized gains (losses) on investments	(2,576,441)	(1,726,151)	(355,114)	(623,313)	(96,269)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,530,115)	$(1,813,326)	$(367,255)	$(592,454)	$(101,953)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.	Invesco V.I.
	Cap Value	Equity Insights	Growth	Equity Insights	Equally-Weighted
	Institutional	Institutional	Institutional	Institutional	S&P 500
	Shares	Shares	Shares	Shares	Series I*
ASSETS
Investments, at fair value	$1,325,741	$2,151,909	$4,613	$1,833,303	$25,751,044
Total assets	$1,325,741	$2,151,909	$4,613	$1,833,303	$25,751,044
NET ASSETS
Accumulation units	$1,321,277	$2,151,822	$4,613	$1,833,199	$25,645,895
Contracts in payout (annuitization) period	4,464	87	—	104	105,149
Total net assets	$1,325,741	$2,151,909	$4,613	$1,833,303	$25,751,044
FUND SHARE INFORMATION
Number of shares	89,036	206,914	501	115,447	1,011,034
Cost of investments	$1,417,189	$2,596,038	$5,974	$1,883,769	$28,205,792
UNIT VALUE (1)
Lowest	$26.22	$20.33	$23.44	$23.93	$9.57
Highest	$69.96	$43.53	$38.01	$36.47	$9.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.	Invesco V.I.
	Cap Value	Equity Insights	Growth	Equity Insights	Equally-Weighted
	Institutional	Institutional	Institutional	Institutional	S&P 500
	Shares	Shares	Shares	Shares	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$9,508	$7,225	$—	$16,035	$270,475
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(21,577)	(36,932)	(76)	(32,713)	(243,651)
Administrative expense	(2,823)	(4,450)	(4)	(4,002)	(17,885)
Net investment income (loss)	(14,892)	(34,157)	(80)	(20,680)	8,939
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	331,884	430,927	96	524,945	2,425,125
Cost of investments sold	318,845	478,904	95	492,971	2,596,442
Realized gains (losses) on fund shares	13,039	(47,977)	1	31,974	(171,317)
Realized gain distributions	204,468	24,225	898	10,207	1,439,419
Net realized gains (losses)	217,507	(23,752)	899	42,181	1,268,102
Change in unrealized gains (losses)	(407,629)	(547,735)	(3,152)	(558,627)	(2,454,748)
Net realized and change in
unrealized gains (losses) on investments	(190,122)	(571,487)	(2,253)	(516,446)	(1,186,646)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(205,014)	$(605,644)	$(2,333)	$(537,126)	$(1,177,707)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equally-Weighted	American	American	Invesco V.I.	Invesco V.I.
	S&P 500	Franchise	Franchise	American Value	American Value
	Series II*	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$40,801,850	$57,292,939	$13,360,443	$28,093,572	$11,905,905
Total assets	$40,801,850	$57,292,939	$13,360,443	$28,093,572	$11,905,905
NET ASSETS
Accumulation units	$40,431,988	$55,834,451	$13,338,276	$27,789,144	$11,871,797
Contracts in payout (annuitization) period	369,862	1,458,488	22,167	304,428	34,108
Total net assets	$40,801,850	$57,292,939	$13,360,443	$28,093,572	$11,905,905
FUND SHARE INFORMATION
Number of shares	1,662,667	1,337,370	343,898	1,789,400	769,115
Cost of investments	$44,727,001	$69,462,507	$16,157,677	$28,220,568	$11,957,025
UNIT VALUE (1)
Lowest	$9.52	$13.38	$20.22	$10.05	$9.89
Highest	$9.60	$42.48	$39.97	$50.85	$46.93

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equally-Weighted	American	American	Invesco V.I.	Invesco V.I.
	S&P 500	Franchise	Franchise	American Value	American Value
	Series II*	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$350,754	$—	$—	$214,323	$57,444
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(451,792)	(952,993)	(261,927)	(447,593)	(196,152)
Administrative expense	(37,171)	(69,608)	(23,079)	(31,754)	(24,223)
Net investment income (loss)	(138,209)	(1,022,601)	(285,006)	(265,024)	(162,931)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,745,717	10,852,103	2,373,127	5,056,810	2,852,570
Cost of investments sold	3,922,221	9,191,226	1,951,910	4,404,096	2,504,138
Realized gains (losses) on fund shares	(176,504)	1,660,877	421,217	652,714	348,432
Realized gain distributions	2,365,100	17,832,597	4,424,777	5,228,136	2,326,971
Net realized gains (losses)	2,188,596	19,493,474	4,845,994	5,880,850	2,675,403
Change in unrealized gains (losses)	(3,925,150)	(47,602,094)	(11,366,088)	(7,090,622)	(3,209,120)
Net realized and change in
unrealized gains (losses) on investments	(1,736,554)	(28,108,620)	(6,520,094)	(1,209,772)	(533,717)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,874,763)	$(29,131,221)	$(6,805,100)	$(1,474,796)	$(696,648)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$2,765,154	$10,463,024	$18,252,468	$50,227,858	$649,363
Total assets	$2,765,154	$10,463,024	$18,252,468	$50,227,858	$649,363
NET ASSETS
Accumulation units	$2,755,339	$10,355,636	$18,045,081	$50,034,245	$638,521
Contracts in payout (annuitization) period	9,815	107,388	207,387	193,613	10,842
Total net assets	$2,765,154	$10,463,024	$18,252,468	$50,227,858	$649,363
FUND SHARE INFORMATION
Number of shares	79,527	316,486	897,368	2,480,388	46,650
Cost of investments	$3,578,303	$13,868,852	$14,244,286	$36,370,477	$659,774
UNIT VALUE (1)
Lowest	$20.00	$26.72	$29.95	$25.08	$14.05
Highest	$32.51	$35.35	$44.83	$41.79	$19.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$299,206	$700,109	$9,667
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(41,702)	(177,715)	(254,851)	(846,076)	(10,189)
Administrative expense	(3,262)	(23,597)	(18,666)	(80,259)	(762)
Net investment income (loss)	(44,964)	(201,312)	25,689	(226,226)	(1,284)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	273,367	1,800,967	3,516,860	10,184,954	279,592
Cost of investments sold	221,629	1,579,467	2,613,453	7,065,139	232,934
Realized gains (losses) on fund shares	51,738	221,500	903,407	3,119,815	46,658
Realized gain distributions	1,109,742	4,365,403	570,304	1,596,434	52,677
Net realized gains (losses)	1,161,480	4,586,903	1,473,711	4,716,249	99,335
Change in unrealized gains (losses)	(2,457,095)	(9,561,948)	(1,600,647)	(4,954,576)	(263,041)
Net realized and change in
unrealized gains (losses) on investments	(1,295,615)	(4,975,045)	(126,936)	(238,327)	(163,706)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,340,579)	$(5,176,357)	$(101,247)	$(464,553)	$(164,990)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.
	Conservative	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Balanced	Core Bond	Core Bond	Core Equity	Core Equity
	Series II	Series I*	Series II*	Series I	Series II
ASSETS
Investments, at fair value	$3,715,770	$—	$—	$44,794,884	$626,045
Total assets	$3,715,770	$—	$—	$44,794,884	$626,045
NET ASSETS
Accumulation units	$3,698,260	$—	$—	$42,672,134	$623,324
Contracts in payout (annuitization) period	17,510	—	—	2,122,750	2,721
Total net assets	$3,715,770	$—	$—	$44,794,884	$626,045
FUND SHARE INFORMATION
Number of shares	271,422	—	—	1,824,639	25,658
Cost of investments	$4,037,199	$—	$—	$51,692,657	$725,931
UNIT VALUE (1)
Lowest	$14.29	$—	$—	$16.32	$18.15
Highest	$19.03	$—	$—	$43.00	$27.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.
	Conservative	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Balanced	Core Bond	Core Bond	Core Equity	Core Equity
	Series II	Series I*	Series II*	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$46,630	$12,418	$170,517	$456,891	$4,362
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(60,845)	(1,589)	(28,935)	(666,966)	(12,451)
Administrative expense	(7,899)	(130)	(4,095)	(50,177)	(1,182)
Net investment income (loss)	(22,114)	10,699	137,487	(260,252)	(9,271)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	557,288	393,602	6,577,057	7,160,213	229,201
Cost of investments sold	539,205	498,533	7,897,003	6,715,181	209,482
Realized gains (losses) on fund shares	18,083	(104,931)	(1,319,946)	445,032	19,719
Realized gain distributions	308,074	—	—	7,764,702	109,554
Net realized gains (losses)	326,157	(104,931)	(1,319,946)	8,209,734	129,273
Change in unrealized gains (losses)	(1,201,481)	51,988	468,416	(21,068,306)	(329,597)
Net realized and change in
unrealized gains (losses) on investments	(875,324)	(52,943)	(851,530)	(12,858,572)	(200,324)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(897,438)	$(42,244)	$(714,043)	$(13,118,824)	$(209,595)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified
	Core Plus Bond	Core Plus Bond	Cap Growth	Cap Growth	Dividend
	Series I*	Series II*	Series I	Series II	Series I
ASSETS
Investments, at fair value	$4,077,540	$5,428,176	$4,890,673	$9,478,872	$86,308,955
Total assets	$4,077,540	$5,428,176	$4,890,673	$9,478,872	$86,308,955
NET ASSETS
Accumulation units	$3,922,482	$5,385,362	$4,752,018	$9,426,312	$84,784,977
Contracts in payout (annuitization) period	155,058	42,814	138,655	52,560	1,523,978
Total net assets	$4,077,540	$5,428,176	$4,890,673	$9,478,872	$86,308,955
FUND SHARE INFORMATION
Number of shares	733,370	986,941	88,104	198,054	3,453,740
Cost of investments	$4,919,924	$5,777,546	$6,343,838	$12,620,745	$63,942,945
UNIT VALUE (1)
Lowest	$12.23	$9.33	$11.65	$11.29	$23.33
Highest	$16.81	$13.88	$34.47	$42.35	$95.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified
	Core Plus Bond	Core Plus Bond	Cap Growth	Cap Growth	Dividend
	Series I*	Series II*	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$23,957	$32,453	$—	$—	$1,680,815
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(56,164)	(53,810)	(77,919)	(164,409)	(1,179,339)
Administrative expense	(4,289)	(7,287)	(5,959)	(17,367)	(85,218)
Net investment income (loss)	(36,496)	(28,644)	(83,878)	(181,776)	416,258
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	915,730	825,369	1,467,360	1,725,607	14,129,752
Cost of investments sold	1,034,372	854,184	1,343,701	1,715,987	8,745,476
Realized gains (losses) on fund shares	(118,642)	(28,815)	123,659	9,620	5,384,276
Realized gain distributions	2,598	3,584	1,526,921	3,232,525	11,027,008
Net realized gains (losses)	(116,044)	(25,231)	1,650,580	3,242,145	16,411,284
Change in unrealized gains (losses)	(607,479)	(346,197)	(4,244,905)	(7,850,370)	(19,820,194)
Net realized and change in
unrealized gains (losses) on investments	(723,523)	(371,428)	(2,594,325)	(4,608,225)	(3,408,910)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(760,019)	$(400,072)	$(2,678,203)	$(4,790,001)	$(2,992,652)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Equity	Equity	EQV International	EQV International
	Dividend	and Income	and Income	Equity Fund	Equity
	Series II	Series I	Series II	Series I*	Series II*
ASSETS
Investments, at fair value	$20,196,873	$18,536,151	$15,996,825	$9,858,043	$899,086
Total assets	$20,196,873	$18,536,151	$15,996,825	$9,858,043	$899,086
NET ASSETS
Accumulation units	$20,116,363	$18,083,137	$15,857,849	$9,598,751	$899,086
Contracts in payout (annuitization) period	80,510	453,014	138,976	259,292	—
Total net assets	$20,196,873	$18,536,151	$15,996,825	$9,858,043	$899,086
FUND SHARE INFORMATION
Number of shares	816,035	1,148,460	997,930	340,637	31,636
Cost of investments	$15,665,830	$19,650,718	$15,868,608	$9,526,501	$996,648
UNIT VALUE (1)
Lowest	$20.42	$9.10	$15.90	$15.63	$9.96
Highest	$32.08	$43.04	$32.53	$31.22	$25.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Equity	Equity	EQV International	EVQ International
	Dividend	and Income	and Income	Equity Fund	Equity
	Series II	Series I	Series II	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$343,562	$337,021	$243,959	$179,213	$13,953
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(352,444)	(258,341)	(270,887)	(139,668)	(16,261)
Administrative expense	(27,493)	(18,922)	(27,944)	(10,706)	(1,724)
Net investment income (loss)	(36,375)	59,758	(54,872)	28,839	(4,032)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,565,960	3,580,319	2,855,937	1,505,142	196,100
Cost of investments sold	2,369,899	3,234,364	2,458,013	1,247,095	201,360
Realized gains (losses) on fund shares	1,196,061	345,955	397,924	258,047	(5,260)
Realized gain distributions	2,598,297	2,573,747	2,251,110	1,143,155	109,142
Net realized gains (losses)	3,794,358	2,919,702	2,649,034	1,401,202	103,882
Change in unrealized gains (losses)	(4,597,072)	(4,855,853)	(4,401,930)	(4,039,308)	(351,465)
Net realized and change in
unrealized gains (losses) on investments	(802,714)	(1,936,151)	(1,752,896)	(2,638,106)	(247,583)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(839,089)	$(1,876,393)	$(1,807,768)	$(2,609,267)	$(251,615)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Global	Global	Invesco V.I.	Invesco V.I.	Global
	Core Equity	Core Equity	Global	Global	Strategic Income
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$14,020,896	$7,438,362	$1,617,923	$4,822,874	$458,284
Total assets	$14,020,896	$7,438,362	$1,617,923	$4,822,874	$458,284
NET ASSETS
Accumulation units	$13,887,870	$7,409,826	$1,616,999	$4,745,467	$453,003
Contracts in payout (annuitization) period	133,026	28,536	924	77,407	5,281
Total net assets	$14,020,896	$7,438,362	$1,617,923	$4,822,874	$458,284
FUND SHARE INFORMATION
Number of shares	1,752,612	928,634	52,023	159,171	116,316
Cost of investments	$15,647,807	$8,234,066	$1,773,482	$5,459,770	$575,859
UNIT VALUE (1)
Lowest	$14.13	$13.91	$25.11	$31.38	$3.65
Highest	$35.59	$20.90	$42.79	$41.80	$20.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Global	Global	Invesco V.I.	Invesco V.I.	Global
	Core Equity	Core Equity	Global	Global	Strategic Income
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$53,433	$1,562	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(208,333)	(133,528)	(23,633)	(77,232)	(6,265)
Administrative expense	(15,325)	(10,778)	(1,911)	(10,400)	(482)
Net investment income (loss)	(170,225)	(142,744)	(25,544)	(87,632)	(6,747)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,307,961	1,126,657	314,659	641,933	52,059
Cost of investments sold	2,245,146	1,086,011	322,829	585,476	62,785
Realized gains (losses) on fund shares	62,815	40,646	(8,170)	56,457	(10,726)
Realized gain distributions	1,025,428	541,073	311,125	962,270	—
Net realized gains (losses)	1,088,243	581,719	302,955	1,018,727	(10,726)
Change in unrealized gains (losses)	(5,424,362)	(2,831,758)	(1,166,151)	(3,374,719)	(52,691)
Net realized and change in
unrealized gains (losses) on investments	(4,336,119)	(2,250,039)	(863,196)	(2,355,992)	(63,417)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,506,344)	$(2,392,783)	$(888,740)	$(2,443,624)	$(70,164)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Government	Government
	Strategic Income	Money Market	Money Market	Securities	Securities
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$16,716,585	$2,641,304	$2,766	$3,557,368	$186,130
Total assets	$16,716,585	$2,641,304	$2,766	$3,557,368	$186,130
NET ASSETS
Accumulation units	$16,542,729	$2,621,127	$177	$3,517,803	$186,130
Contracts in payout (annuitization) period	173,856	20,177	2,589	39,565	—
Total net assets	$16,716,585	$2,641,304	$2,766	$3,557,368	$186,130
FUND SHARE INFORMATION
Number of shares	4,107,269	2,641,304	2,766	352,913	18,650
Cost of investments	$20,946,362	$2,641,304	$2,766	$4,192,489	$221,606
UNIT VALUE (1)
Lowest	$12.86	$9.09	$7.29	$11.61	$9.94
Highest	$17.13	$11.22	$9.19	$16.32	$12.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Government	Government
	Strategic Income	Money Market	Money Market	Securities	Securities
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$38,498	$39	$75,711	$3,402
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(262,481)	(34,074)	(45)	(49,670)	(3,164)
Administrative expense	(34,845)	(2,660)	(3)	(3,891)	(195)
Net investment income (loss)	(297,326)	1,764	(9)	22,150	43
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,850,802	812,651	2,097	770,344	4,243
Cost of investments sold	3,530,784	812,651	2,097	846,155	4,787
Realized gains (losses) on fund shares	(679,982)	—	—	(75,811)	(544)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(679,982)	—	—	(75,811)	(544)
Change in unrealized gains (losses)	(1,849,770)	—	(1,917)	(440,183)	(25,165)
Net realized and change in
unrealized gains (losses) on investments	(2,529,752)	—	(1,917)	(515,994)	(25,709)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,827,078)	$1,764	$(1,926)	$(493,844)	$(25,666)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	and Income	High Yield	High Yield	Mid Cap	Mid Cap
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$20,984,984	$5,732,156	$3,593,716	$6,695,689	$532,650
Total assets	$20,984,984	$5,732,156	$3,593,716	$6,695,689	$532,650
NET ASSETS
Accumulation units	$20,857,441	$5,603,766	$3,585,461	$6,622,677	$524,170
Contracts in payout (annuitization) period	127,543	128,390	8,255	73,012	8,480
Total net assets	$20,984,984	$5,732,156	$3,593,716	$6,695,689	$532,650
FUND SHARE INFORMATION
Number of shares	1,061,456	1,273,812	807,577	780,383	64,720
Cost of investments	$20,157,823	$6,933,363	$4,395,147	$8,541,406	$694,069
UNIT VALUE (1)
Lowest	$30.16	$7.57	$8.65	$22.64	$19.98
Highest	$42.30	$32.2	$22.84	$36.29	$29.07

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	and Income	High Yield	High Yield	Mid Cap	Mid Cap
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$288,512	$279,110	$167,170	$25,207	$423
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(353,742)	(81,786)	(65,587)	(98,662)	(10,305)
Administrative expense	(44,876)	(5,778)	(5,207)	(7,201)	(1,037)
Net investment income (loss)	(110,106)	191,546	96,376	(80,656)	(10,919)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,918,142	1,174,378	1,201,223	985,895	193,562
Cost of investments sold	5,031,244	1,348,203	1,357,637	1,047,179	209,023
Realized gains (losses) on fund shares	886,898	(173,825)	(156,414)	(61,284)	(15,461)
Realized gain distributions	2,115,026	—	—	1,505,826	129,084
Net realized gains (losses)	3,001,924	(173,825)	(156,414)	1,444,542	113,623
Change in unrealized gains (losses)	(4,829,371)	(802,978)	(445,138)	(2,684,303)	(225,185)
Net realized and change in
unrealized gains (losses) on investments	(1,827,447)	(976,803)	(601,552)	(1,239,761)	(111,562)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,937,553)	$(785,257)	$(505,176)	$(1,320,417)	$(122,481)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street	Invesco V.I.
	Main Street	Main Street	Small Cap	Small Cap	S&P 500 Index
	Series I	Series II	Series I	Series II	Series I*
ASSETS
Investments, at fair value	$814,327	$16,153,750	$709,403	$7,348,548	$—
Total assets	$814,327	$16,153,750	$709,403	$7,348,548	$—
NET ASSETS
Accumulation units	$794,464	$15,979,259	$694,474	$7,288,607	$—
Contracts in payout (annuitization) period	19,863	174,491	14,929	59,941	—
Total net assets	$814,327	$16,153,750	$709,403	$7,348,548	$—
FUND SHARE INFORMATION
Number of shares	50,517	1,026,287	30,737	325,734	—
Cost of investments	$1,073,069	$21,532,560	$673,150	$6,833,815	$—
UNIT VALUE (1)
Lowest	$23.23	$29.5	$54.38	$42.05	$—
Highest	$35.28	$39.29	$59.72	$56.00	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street	Invesco V.I.
	Main Street	Main Street	Small Cap	Small Cap	S&P 500 Index
	Series I	Series II	Series I	Series II	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$13,280	$199,681	$4,022	$20,197	$488,984
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(13,418)	(274,378)	(12,086)	(120,792)	(147,163)
Administrative expense	(982)	(35,889)	(942)	(15,964)	(10,828)
Net investment income (loss)	(1,120)	(110,586)	(9,006)	(116,559)	330,993
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	179,087	4,708,321	396,295	1,840,132	33,750,410
Cost of investments sold	160,409	4,093,237	386,982	1,439,167	32,833,104
Realized gains (losses) on fund shares	18,678	615,084	9,313	400,965	917,306
Realized gain distributions	342,293	6,939,549	87,266	946,330	4,372,611
Net realized gains (losses)	360,971	7,554,633	96,579	1,347,295	5,289,917
Change in unrealized gains (losses)	(613,959)	(12,420,471)	(333,408)	(2,997,450)	(10,485,247)
Net realized and change in
unrealized gains (losses) on investments	(252,988)	(4,865,838)	(236,829)	(1,650,155)	(5,195,330)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(254,108)	$(4,976,424)	$(245,835)	$(1,766,714)	$(4,864,337)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

				Janus Henderson	Lazard Retirement
	Invesco V.I.	Invesco V.I.	Invesco V.I.	VIT Forty	Series Emerging
	S&P 500 Index	Technology	Technology	Institutional	Market Equity
	Series II*	Series I	Series II	Shares	Service Shares
ASSETS
Investments, at fair value	$—	$2,491,906	$2,194	$199	$165
Total assets	$—	$2,491,906	$2,194	$199	$165
NET ASSETS
Accumulation units	$—	$2,470,175	$2,194	$199	$165
Contracts in payout (annuitization) period	—	21,731	—	—	—
Total net assets	$—	$2,491,906	$2,194	$199	$165
FUND SHARE INFORMATION
Number of shares	—	197,927	203	6	9
Cost of investments	$—	$3,915,592	$3,101	$205	$162
UNIT VALUE (1)
Lowest	$—	$30.00	$25.06	$50.31	$44.66
Highest	$—	$33.56	$30.79	$50.31	$44.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

				Janus Henderson	Lazard Retirement
	Invesco V.I.	Invesco V.I.	Invesco V.I.	VIT Forty	Series Emerging
	S&P 500 Index	Technology	Technology	Institutional	Market Equity
	Series II*	Series I	Series II	Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$527,769	$—	$—	$—	$6
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(256,814)	(39,755)	(36)	(3)	(3)
Administrative expense	(21,268)	(3,142)	(1)	—	—
Net investment income (loss)	249,687	(42,897)	(37)	(3)	3
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	46,716,470	284,094	109	4	10
Cost of investments sold	43,740,296	245,054	77	4	12
Realized gains (losses) on fund shares	2,976,174	39,040	32	—	(2)
Realized gain distributions	6,884,368	1,163,910	1,102	32	—
Net realized gains (losses)	9,860,542	1,202,950	1,134	32	(2)
Change in unrealized gains (losses)	(17,298,767)	(2,945,985)	(2,628)	(129)	(37)
Net realized and change in
unrealized gains (losses) on investments	(7,438,225)	(1,743,035)	(1,494)	(97)	(39)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,188,538)	$(1,785,932)	$(1,531)	$(100)	$(36)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Legg Mason
	Partners
	Clearbridge
	Variable Large		Lord Abbett	Lord Abbett	Lord Abbett
	Cap Value	Lord Abbett	Fundamental	Growth	Growth
	Class I	Bond Debenture	Equity	and Income	Opportunities
ASSETS
Investments, at fair value	$673	$6,822,208	$1,750,804	$4,658,529	$2,384,445
Total assets	$673	$6,822,208	$1,750,804	$4,658,529	$2,384,445
NET ASSETS
Accumulation units	$673	$6,679,659	$1,687,746	$4,518,125	$2,366,348
Contracts in payout (annuitization) period	—	142,549	63,058	140,404	18,097
Total net assets	$673	$6,822,208	$1,750,804	$4,658,529	$2,384,445
FUND SHARE INFORMATION
Number of shares	33	668,844	115,488	142,028	295,837
Cost of investments	$632	$7,933,719	$1,886,988	$4,476,015	$3,777,686
UNIT VALUE (1)
Lowest	$31.83	$15.58	$22.96	$19.85	$26.05
Highest	$31.83	$20.19	$29.77	$25.74	$33.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Legg Mason
	Partners
	Clearbridge
	Variable Large		Lord Abbett	Lord Abbett	Lord Abbett
	Cap Value	Lord Abbett	Fundamental	Growth	Growth
	Class I	Bond Debenture	Equity	and Income	Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$9	$316,890	$19,584	$63,076	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(12)	(112,560)	(28,043)	(74,378)	(40,337)
Administrative expense	(1)	(14,659)	(3,606)	(9,772)	(5,357)
Net investment income (loss)	(4)	189,671	(12,065)	(21,074)	(45,694)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	196	1,476,164	249,844	1,073,859	444,159
Cost of investments sold	184	1,602,305	232,798	924,589	601,059
Realized gains (losses) on fund shares	12	(126,141)	17,046	149,270	(156,900)
Realized gain distributions	29	20,992	236,762	385,804	362,781
Net realized gains (losses)	41	(105,149)	253,808	535,074	205,881
Change in unrealized gains (losses)	(117)	(1,341,148)	(539,335)	(1,170,222)	(1,443,858)
Net realized and change in
unrealized gains (losses) on investments	(76)	(1,446,297)	(285,527)	(635,148)	(1,237,977)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(80)	$(1,256,626)	$(297,592)	$(656,222)	$(1,283,671)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Lord Abbett	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Growth	Growth	High Yield	Investors Trust
	Stock	Initial Class	Service Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$5,075,406	$710,729	$52,170	$256,814	$666,191
Total assets	$5,075,406	$710,729	$52,170	$256,814	$666,191
NET ASSETS
Accumulation units	$5,025,559	$687,670	$52,170	$256,814	$666,191
Contracts in payout (annuitization) period	49,847	23,059	—	—	—
Total net assets	$5,075,406	$710,729	$52,170	$256,814	$666,191
FUND SHARE INFORMATION
Number of shares	219,905	14,801	1,166	54,410	20,644
Cost of investments	$4,758,475	$656,789	$45,355	$305,790	$533,576
UNIT VALUE (1)
Lowest	$18.67	$20.61	$28.81	$19.68	$26.29
Highest	$24.20	$54.90	$48.16	$21.62	$34.30

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Lord Abbett	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Growth	Growth	High Yield	Investors Trust
	Stock	Initial Class	Service Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$43,650	$—	$—	$22,583	$4,771
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(85,506)	(11,067)	(886)	(4,601)	(9,638)
Administrative expense	(11,145)	(856)	(59)	(400)	(715)
Net investment income (loss)	(53,001)	(11,923)	(945)	17,582	(5,582)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,921,473	110,784	8,067	244,720	44,785
Cost of investments sold	1,598,630	85,096	4,419	285,999	32,745
Realized gains (losses) on fund shares	322,843	25,688	3,648	(41,279)	12,040
Realized gain distributions	333,926	97,044	7,105	—	91,463
Net realized gains (losses)	656,769	122,732	10,753	(41,279)	103,503
Change in unrealized gains (losses)	(1,464,002)	(478,901)	(34,732)	(41,085)	(247,453)
Net realized and change in
unrealized gains (losses) on investments	(807,233)	(356,169)	(23,979)	(82,364)	(143,950)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(860,234)	$(368,092)	$(24,924)	$(64,782)	$(149,532)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	New Discovery	New Discovery	Research	Research
	Service Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS
Investments, at fair value	$73,112	$967,714	$62,629	$316,662	$30,088
Total assets	$73,112	$967,714	$62,629	$316,662	$30,088
NET ASSETS
Accumulation units	$73,112	$967,714	$62,629	$306,144	$30,088
Contracts in payout (annuitization) period	—	—	—	10,518	—
Total net assets	$73,112	$967,714	$62,629	$316,662	$30,088
FUND SHARE INFORMATION
Number of shares	2,309	85,563	7,085	11,415	1,106
Cost of investments	$56,339	$1,395,301	$101,408	$285,546	$24,287
UNIT VALUE (1)
Lowest	$26.38	$28.55	$27.80	$23.62	$27.09
Highest	$36.84	$63.11	$40.66	$33.23	$40.92

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	New Discovery	New Discovery	Research	Research
	Service Class	Initial Class	Service Class	Initial Class	Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$570	$—	$—	$1,782	$62
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,860)	(12,358)	(997)	(5,330)	(507)
Administrative expense	(131)	(1,010)	(72)	(392)	(35)
Net investment income (loss)	(1,421)	(13,368)	(1,069)	(3,940)	(480)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	67,977	60,911	8,962	90,162	9,962
Cost of investments sold	50,913	65,326	13,075	70,062	6,498
Realized gains (losses) on fund shares	17,064	(4,415)	(4,113)	20,100	3,464
Realized gain distributions	19,356	321,724	26,862	46,504	4,138
Net realized gains (losses)	36,420	317,309	22,749	66,604	7,602
Change in unrealized gains (losses)	(67,239)	(687,148)	(52,230)	(149,621)	(15,777)
Net realized and change in
unrealized gains (losses) on investments	(30,819)	(369,839)	(29,481)	(83,017)	(8,175)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(32,240)	$(383,207)	$(30,550)	$(86,957)	$(8,655)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	MFS VIT			Morgan Stanley
	Total Return	MFS VIT	MFS VIT	VIF Core Plus	Morgan Stanley
	Bond	Utilities	Utilities	Fixed Income	VIF Discovery
	Initial Class	Initial Class	Service Class	Class I	Class I
ASSETS
Investments, at fair value	$624,375	$167,184	$126,882	$110,957	$7,891,463
Total assets	$624,375	$167,184	$126,882	$110,957	$7,891,463
NET ASSETS
Accumulation units	$624,375	$167,184	$126,882	$110,957	$7,829,997
Contracts in payout (annuitization) period	—	—	—	—	61,466
Total net assets	$624,375	$167,184	$126,882	$110,957	$7,891,463
FUND SHARE INFORMATION
Number of shares	55,451	4,603	3,567	13,131	2,481,592
Cost of investments	$698,838	$122,990	$93,570	$137,851	$23,948,642
UNIT VALUE (1)
Lowest	$17.98	$45.08	$33.90	$12.76	$30.74
Highest	$19.75	$50.16	$49.37	$18.32	$41.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	MFS VIT			Morgan Stanley
	Total Return	MFS VIT	MFS VIT	VIF Core Plus	Morgan Stanley
	Bond	Utilities	Utilities	Fixed Income	VIF Discovery
	Initial Class	Initial Class	Service Class	Class I	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$16,620	$4,004	$2,801	$4,997	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(6,833)	(2,266)	(1,740)	(1,772)	(200,915)
Administrative expense	(593)	(179)	(126)	(127)	(12,670)
Net investment income (loss)	9,194	1,559	935	3,098	(213,585)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	254,455	38,036	5,903	24,632	2,936,531
Cost of investments sold	282,560	26,402	4,377	28,406	5,115,157
Realized gains (losses) on fund shares	(28,105)	11,634	1,526	(3,774)	(2,178,626)
Realized gain distributions	7,004	6,347	4,925	2,231	5,314,454
Net realized gains (losses)	(21,101)	17,981	6,451	(1,543)	3,135,828
Change in unrealized gains (losses)	(97,317)	(20,834)	(8,937)	(24,477)	(18,069,397)
Net realized and change in
unrealized gains (losses) on investments	(118,418)	(2,853)	(2,486)	(26,020)	(14,933,569)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(109,224)	$(1,294)	$(1,551)	$(22,922)	$(15,147,154)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
ASSETS
Investments, at fair value	$5,735,927	$2,708,506	$7,578,314	$1,932,880	$16,526,543
Total assets	$5,735,927	$2,708,506	$7,578,314	$1,932,880	$16,526,543
NET ASSETS
Accumulation units	$5,658,883	$2,698,544	$7,456,704	$1,884,302	$16,395,415
Contracts in payout (annuitization) period	77,044	9,962	121,610	48,578	131,128
Total net assets	$5,735,927	$2,708,506	$7,578,314	$1,932,880	$16,526,543
FUND SHARE INFORMATION
Number of shares	2,041,255	508,162	635,765	162,837	1,649,356
Cost of investments	$17,183,482	$3,830,841	$8,669,233	$2,300,870	$21,129,731
UNIT VALUE (1)
Lowest	$18.41	$15.22	$15.65	$25.77	$33.82
Highest	$46.46	$24.34	$28.16	$33.42	$54.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$228,127	$36,487	$8,082	$114,114
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(129,096)	(43,367)	(132,634)	(32,079)	(282,502)
Administrative expense	(16,157)	(5,714)	(8,532)	(4,142)	(35,690)
Net investment income (loss)	(145,253)	179,046	(104,679)	(28,139)	(204,078)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,726,634	550,767	1,411,084	323,435	3,290,634
Cost of investments sold	3,457,783	732,744	1,337,407	335,456	3,968,012
Realized gains (losses) on fund shares	(1,731,149)	(181,977)	73,677	(12,021)	(677,378)
Realized gain distributions	4,121,590	—	881,252	231,017	1,880,242
Net realized gains (losses)	2,390,441	(181,977)	954,929	218,996	1,202,864
Change in unrealized gains (losses)	(12,120,258)	(744,327)	(3,754,076)	(934,504)	(5,392,717)
Net realized and change in
unrealized gains (losses) on investments	(9,729,817)	(926,304)	(2,799,147)	(715,508)	(4,189,853)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,875,070)	$(747,258)	$(2,903,826)	$(743,647)	$(4,393,931)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
ASSETS
Investments, at fair value	$18,689,645	$7,213,622	$31,606,799	$10,420,879	$138,173,205
Total assets	$18,689,645	$7,213,622	$31,606,799	$10,420,879	$138,173,205
NET ASSETS
Accumulation units	$17,965,507	$7,130,103	$31,118,547	$10,342,337	$136,707,226
Contracts in payout (annuitization) period	724,138	83,519	488,252	78,542	1,465,979
Total net assets	$18,689,645	$7,213,622	$31,606,799	$10,420,879	$138,173,205
FUND SHARE INFORMATION
Number of shares	2,669,949	1,040,927	4,137,016	1,376,602	15,386,771
Cost of investments	$21,503,702	$8,376,539	$40,388,236	$13,224,279	$365,673,635
UNIT VALUE (1)
Lowest	$19.16	$17.01	$12.21	$13.10	$8.66
Highest	$81.55	$37.80	$67.89	$19.77	$44.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$598,658	$207,880	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(265,396)	(125,075)	(461,973)	(192,936)	(2,790,252)
Administrative expense	(18,819)	(8,246)	(28,724)	(14,901)	(189,624)
Net investment income (loss)	314,443	74,559	(490,697)	(207,837)	(2,979,876)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,609,819	787,168	5,796,325	1,559,123	39,991,221
Cost of investments sold	3,848,749	852,983	6,216,590	1,745,186	64,722,677
Realized gains (losses) on fund shares	(238,930)	(65,815)	(420,265)	(186,063)	(24,731,456)
Realized gain distributions	1,169,513	439,712	6,097,439	2,052,172	101,348,243
Net realized gains (losses)	930,583	373,897	5,677,174	1,866,109	76,616,787
Change in unrealized gains (losses)	(3,320,804)	(1,268,860)	(12,689,669)	(4,200,126)	(313,004,182)
Net realized and change in
unrealized gains (losses) on investments	(2,390,221)	(894,963)	(7,012,495)	(2,334,017)	(236,387,395)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,075,778)	$(820,404)	$(7,503,192)	$(2,541,854)	$(239,367,271)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
ASSETS
Investments, at fair value	$32,401,387	$7,801,243	$9,775,754	$19,847,166	$26,938,690
Total assets	$32,401,387	$7,801,243	$9,775,754	$19,847,166	$26,938,690
NET ASSETS
Accumulation units	$32,243,064	$7,790,074	$9,737,180	$19,439,845	$26,816,264
Contracts in payout (annuitization) period	158,323	11,169	38,574	407,321	122,426
Total net assets	$32,401,387	$7,801,243	$9,775,754	$19,847,166	$26,938,690
FUND SHARE INFORMATION
Number of shares	4,743,980	601,020	758,398	2,289,177	3,107,115
Cost of investments	$90,164,398	$9,581,778	$11,900,794	$24,798,983	$33,601,763
UNIT VALUE (1)
Lowest	$8.42	$25.12	$23.74	$17.31	$12.98
Highest	$48.64	$52.92	$35.15	$55.94	$20.75

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$114,320	$109,702	$416,607	$450,971
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(783,118)	(146,571)	(165,957)	(294,712)	(472,365)
Administrative expense	(62,327)	(9,307)	(21,805)	(21,496)	(42,494)
Net investment income (loss)	(845,445)	(41,558)	(78,060)	100,399	(63,888)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,415,807	1,433,271	1,675,679	4,339,171	5,615,926
Cost of investments sold	13,772,803	1,270,713	1,533,327	5,061,641	6,510,909
Realized gains (losses) on fund shares	(5,356,996)	162,558	142,352	(722,470)	(894,983)
Realized gain distributions	26,227,856	2,000,369	2,500,137	401,825	525,466
Net realized gains (losses)	20,870,860	2,162,927	2,642,489	(320,645)	(369,517)
Change in unrealized gains (losses)	(73,488,522)	(5,333,831)	(6,477,437)	(4,470,925)	(5,904,033)
Net realized and change in
unrealized gains (losses) on investments	(52,617,662)	(3,170,904)	(3,834,948)	(4,791,570)	(6,273,550)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(53,463,107)	$(3,212,462)	$(3,913,008)	$(4,691,171)	$(6,337,438)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

					PIMCO VIT
			PIMCO VIT		International
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	Bond (U.S.
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Dollar-Hedged)
	Cap Growth	Equity	Strategy	Markets Bond	Institutional
	Class I	Class I	Advisor Class	Advisor Class	Class
ASSETS
Investments, at fair value	$1,550	$31,731	$388,407	$241,096	$684
Total assets	$1,550	$31,731	$388,407	$241,096	$684
NET ASSETS
Accumulation units	$1,550	$31,731	$384,597	$241,096	$684
Contracts in payout (annuitization) period	—	—	3,810	—	—
Total net assets	$1,550	$31,731	$388,407	$241,096	$684
FUND SHARE INFORMATION
Number of shares	69	1,184	55,408	23,990	72
Cost of investments	$1,975	$30,958	$607,936	$312,461	$759
UNIT VALUE (1)
Lowest	$23.01	$12.43	$6.21	$12.59	$17.21
Highest	$47.79	$12.63	$7.73	$15.69	$17.21

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					PIMCO VIT
			PIMCO VIT		International
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	Bond (U.S.
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Dollar-Hedged)
	Cap Growth	Equity	Strategy	Markets Bond	Institutional
	Class I	Class I	Advisor Class	Advisor Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$149	$102,083	$13,225	$12
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(25)	(505)	(7,170)	(3,992)	(11)
Administrative expense	(1)	(34)	(905)	(537)	(1)
Net investment income (loss)	(26)	(390)	94,008	8,696	—
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	36	983	179,030	98,943	90
Cost of investments sold	35	821	234,294	117,917	99
Realized gains (losses) on fund shares	1	162	(55,264)	(18,974)	(9)
Realized gain distributions	315	3,164	—	—	—
Net realized gains (losses)	316	3,326	(55,264)	(18,974)	(9)
Change in unrealized gains (losses)	(950)	(10,811)	16,526	(51,189)	(90)
Net realized and change in
unrealized gains (losses) on investments	(634)	(7,485)	(38,738)	(70,163)	(99)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(660)	$(7,875)	$55,270	$(61,467)	$(99)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

					Putnam VT
			PIMCO VIT	Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Total Return	Diversified	Markets
	Real Return	Total Return	Institutional	Income	Equity Fund
	Advisor Class	Advisor Class	Class	Class IB	Class IB
ASSETS
Investments, at fair value	$2,123,480	$4,881,702	$364	$9,316,226	$5,206,143
Total assets	$2,123,480	$4,881,702	$364	$9,316,226	$5,206,143
NET ASSETS
Accumulation units	$2,122,312	$4,818,670	$364	$9,278,624	$5,185,988
Contracts in payout (annuitization) period	1,168	63,032	—	37,602	20,155
Total net assets	$2,123,480	$4,881,702	$364	$9,316,226	$5,206,143
FUND SHARE INFORMATION
Number of shares	184,650	543,619	41	1,973,777	342,735
Cost of investments	$2,358,429	$5,897,250	$438	$12,992,730	$5,794,906
UNIT VALUE (1)
Lowest	$11.39	$11.60	$16.25	$13.66	$6.53
Highest	$14.20	$14.45	$16.25	$21.46	$15.36

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					Putnam VT
			PIMCO VIT	Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Total Return	Diversified	Markets
	Real Return	Total Return	Institutional	Income	Equity Fund
	Advisor Class	Advisor Class	Class	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$166,927	$137,100	$10	$699,649	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(35,938)	(80,892)	(5)	(142,114)	(81,229)
Administrative expense	(4,576)	(10,463)	—	(54)	—
Net investment income (loss)	126,413	45,745	5	557,481	(81,229)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	507,888	1,258,205	7	1,677,493	1,072,942
Cost of investments sold	516,545	1,421,454	7	2,307,099	1,101,409
Realized gains (losses) on fund shares	(8,657)	(163,249)	—	(629,606)	(28,467)
Realized gain distributions	—	—	—	220,942	676,576
Net realized gains (losses)	(8,657)	(163,249)	—	(408,664)	648,109
Change in unrealized gains (losses)	(473,869)	(892,687)	(71)	(540,854)	(2,738,839)
Net realized and change in
unrealized gains (losses) on investments	(482,526)	(1,055,936)	(71)	(949,518)	(2,090,730)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(356,113)	$(1,010,191)	$(66)	$(392,037)	$(2,171,959)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Putnam VT
	Focused	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	George Putnam	Global	Global	Government
	Equity	Balanced	Asset Allocation	Health Care	Money Market
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$12,459,829	$33,140,675	$11,772,564	$17,805,000	$22,273,928
Total assets	$12,459,829	$33,140,675	$11,772,564	$17,805,000	$22,273,928
NET ASSETS
Accumulation units	$12,367,315	$32,865,283	$11,731,852	$17,716,917	$22,117,317
Contracts in payout (annuitization) period	92,514	275,392	40,712	88,083	156,611
Total net assets	$12,459,829	$33,140,675	$11,772,564	$17,805,000	$22,273,928
FUND SHARE INFORMATION
Number of shares	1,034,870	2,871,809	762,472	1,097,719	22,273,928
Cost of investments	$16,144,018	$31,328,818	$12,199,926	$15,626,538	$22,273,929
UNIT VALUE (1)
Lowest	$8.91	$17.68	$17.62	$31.23	$7.05
Highest	$22.26	$24.73	$29.33	$50.87	$11.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Putnam VT
	Focused	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	George Putnam	Global	Global	Government
	Equity	Balanced	Asset Allocation	Health Care	Money Market
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$242,150	$338,841	$184,565	$75,734	$248,789
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(189,448)	(524,904)	(192,809)	(254,627)	(324,813)
Administrative expense	(929)	(20,869)	(7,305)	(3,991)	(34,139)
Net investment income (loss)	51,773	(206,932)	(15,549)	(182,884)	(110,163)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,864,787	5,853,246	2,167,407	2,404,098	7,436,633
Cost of investments sold	2,013,675	5,113,941	2,181,818	2,133,213	7,436,633
Realized gains (losses) on fund shares	(148,888)	739,305	(14,411)	270,885	—
Realized gain distributions	5,495,594	2,973,618	1,278,601	1,718,843	—
Net realized gains (losses)	5,346,706	3,712,923	1,264,190	1,989,728	—
Change in unrealized gains (losses)	(8,589,497)	(10,981,505)	(3,977,899)	(3,118,195)	—
Net realized and change in
unrealized gains (losses) on investments	(3,242,791)	(7,268,582)	(2,713,709)	(1,128,467)	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,191,018)	$(7,475,514)	$(2,729,258)	$(1,311,351)	$(110,163)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Putnam VT			Putnam VT	Putnam VT
	Growth	Putnam VT	Putnam VT	International	International
	Opportunities	High Yield	Income	Equity	Value
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$76,861,073	$11,734,454	$27,346,381	$35,218,150	$5,941,656
Total assets	$76,861,073	$11,734,454	$27,346,381	$35,218,150	$5,941,656
NET ASSETS
Accumulation units	$76,442,084	$11,601,294	$27,036,855	$34,859,159	$5,932,215
Contracts in payout (annuitization) period	418,989	133,160	309,526	358,991	9,441
Total net assets	$76,861,073	$11,734,454	$27,346,381	$35,218,150	$5,941,656
FUND SHARE INFORMATION
Number of shares	8,116,270	2,243,681	3,259,402	2,732,207	590,622
Cost of investments	$76,010,727	$14,221,823	$36,441,051	$39,199,010	$6,711,587
UNIT VALUE (1)
Lowest	$13.69	$17.21	$11.59	$10.10	$12.64
Highest	$45.43	$27.88	$20.26	$22.96	$20.42

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Putnam VT			Putnam VT	Putnam VT
	Growth	Putnam VT	Putnam VT	International	International
	Opportunities	High Yield	Income	Equity	Value
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$672,440	$1,761,348	$577,414	$128,778
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,357,369)	(182,536)	(433,365)	(537,108)	(84,500)
Administrative expense	(44,828)	(12,064)	(26,612)	(27,392)	—
Net investment income (loss)	(1,402,197)	477,840	1,301,371	12,914	44,278
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	16,332,578	1,934,407	5,118,431	4,970,182	905,979
Cost of investments sold	13,731,591	2,248,933	6,357,449	5,405,419	1,012,377
Realized gains (losses) on fund shares	2,600,987	(314,526)	(1,239,018)	(435,237)	(106,398)
Realized gain distributions	17,240,831	25,506	—	4,133,340	224,583
Net realized gains (losses)	19,841,818	(289,020)	(1,239,018)	3,698,103	118,185
Change in unrealized gains (losses)	(57,165,853)	(2,069,968)	(5,281,244)	(11,008,702)	(750,585)
Net realized and change in
unrealized gains (losses) on investments	(37,324,035)	(2,358,988)	(6,520,262)	(7,310,599)	(632,400)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(38,726,232)	$(1,881,148)	$(5,218,891)	$(7,297,685)	$(588,122)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		Putnam VT			Putnam VT
	Putnam VT	Mortgage	Putnam VT	Putnam VT	Small Cap
	Large Cap Value	Securities	Multi-Cap Core	Research	Growth
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$127,503,039	$5,738,644	$34,383,930	$15,841,487	$2,594,626
Total assets	$127,503,039	$5,738,644	$34,383,930	$15,841,487	$2,594,626
NET ASSETS
Accumulation units	$126,553,064	$5,606,493	$34,088,496	$15,724,572	$2,594,626
Contracts in payout (annuitization) period	949,975	132,151	295,434	116,915	—
Total net assets	$127,503,039	$5,738,644	$34,383,930	$15,841,487	$2,594,626
FUND SHARE INFORMATION
Number of shares	4,710,123	803,732	2,101,707	583,480	183,625
Cost of investments	$102,418,380	$8,091,600	$33,059,223	$10,728,905	$3,055,912
UNIT VALUE (1)
Lowest	$15.45	$7.93	$17.16	$21.00	$31.64
Highest	$54.83	$17.93	$46.48	$46.00	$47.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Putnam VT			Putnam VT
	Putnam VT	Mortgage	Putnam VT	Putnam VT	Small Cap
	Large Cap Value	Securities	Multi-Cap Core	Research	Growth
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$2,091,064	$582,327	$422,268	$100,583	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,925,474)	(89,102)	(567,252)	(243,202)	(42,208)
Administrative expense	(57,299)	—	(10,811)	(2,557)	—
Net investment income (loss)	108,291	493,225	(155,795)	(145,176)	(42,208)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	25,260,394	872,641	9,540,459	2,157,762	495,971
Cost of investments sold	19,869,681	1,136,716	7,900,940	1,332,303	530,798
Realized gains (losses) on fund shares	5,390,713	(264,075)	1,639,519	825,459	(34,827)
Realized gain distributions	12,114,589	—	11,174,741	1,259,058	618,604
Net realized gains (losses)	17,505,302	(264,075)	12,814,260	2,084,517	583,777
Change in unrealized gains (losses)	(24,593,859)	(990,088)	(20,813,675)	(5,767,767)	(1,747,070)
Net realized and change in
unrealized gains (losses) on investments	(7,088,557)	(1,254,163)	(7,999,415)	(3,683,250)	(1,163,293)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,980,266)	$(760,938)	$(8,155,210)	$(3,828,426)	$(1,205,501)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

		Putnam VT	Putnam VT	Templeton
	Putnam VT	Sustainable	Sustainable	Developing	Templeton
	Small Cap Value	Future	Leaders	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$20,481,815	$3,977,136	$59,903,200	$3,501,151	$19,296,518
Total assets	$20,481,815	$3,977,136	$59,903,200	$3,501,151	$19,296,518
NET ASSETS
Accumulation units	$20,301,720	$3,976,497	$59,736,943	$3,501,042	$19,216,797
Contracts in payout (annuitization) period	180,095	639	166,257	109	79,721
Total net assets	$20,481,815	$3,977,136	$59,903,200	$3,501,151	$19,296,518
FUND SHARE INFORMATION
Number of shares	1,932,247	345,839	1,834,147	469,323	1,585,581
Cost of investments	$24,010,931	$5,540,749	$55,659,885	$4,326,156	$21,932,166
UNIT VALUE (1)
Lowest	$26.09	$31.00	$14.50	$21.15	$11.94
Highest	$59.99	$45.26	$56.13	$35.17	$21.20

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Putnam VT	Putnam VT	Templeton
	Putnam VT	Sustainable	Sustainable	Developing	Templeton
	Small Cap Value	Future	Leaders	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$39,035	$—	$370,445	$103,690	$639,299
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(342,649)	(66,829)	(927,341)	(61,086)	(313,220)
Administrative expense	(7,939)	—	(9,054)	(7,780)	(35,660)
Net investment income (loss)	(311,553)	(66,829)	(565,950)	34,824	290,419
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,873,401	772,682	6,938,064	1,302,129	5,582,043
Cost of investments sold	4,073,917	918,854	5,751,331	1,462,128	6,173,840
Realized gains (losses) on fund shares	(200,516)	(146,172)	1,186,733	(159,999)	(591,797)
Realized gain distributions	3,202,761	1,314,557	10,307,881	299,619	—
Net realized gains (losses)	3,002,245	1,168,385	11,494,614	139,620	(591,797)
Change in unrealized gains (losses)	(6,343,254)	(3,446,122)	(30,985,937)	(1,426,115)	(1,855,091)
Net realized and change in
unrealized gains (losses) on investments	(3,341,009)	(2,277,737)	(19,491,323)	(1,286,495)	(2,446,888)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,652,562)	$(2,344,566)	$(20,057,273)	$(1,251,671)	$(2,156,469)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2022

	Templeton	Templeton
	Global Bond	Growth
	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$688,687	$281,292
Total assets	$688,687	$281,292
NET ASSETS
Accumulation units	$613,414	$274,597
Contracts in payout (annuitization) period	75,273	6,695
Total net assets	$688,687	$281,292
FUND SHARE INFORMATION
Number of shares	55,183	27,470
Cost of investments	$831,665	$325,009
UNIT VALUE (1)
Lowest	$16.11	$15.10
Highest	$28.40	$24.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Templeton	Templeton
	Global Bond	Growth
	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$458
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(8,940)	(3,886)
Administrative expense	(929)	(295)
Net investment income (loss)	(9,869)	(3,723)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	103,296	24,331
Cost of investments sold	127,291	26,944
Realized gains (losses) on fund shares	(23,995)	(2,613)
Realized gain distributions	—	—
Net realized gains (losses)	(23,995)	(2,613)
Change in unrealized gains (losses)	(7,254)	(36,703)
Net realized and change in
unrealized gains (losses) on investments	(31,249)	(39,316)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(41,118)	$(43,039)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(208,930)	$87,570	$(482,703)	$(57,235)	$—
Net realized gains (losses)	6,739,605	(76,172)	4,589,136	1,079,390	1,147
Change in unrealized gains (losses)	(8,854,220)	(674,327)	(15,576,068)	(2,309,253)	(3,601)
Increase (decrease) in net assets from operations	(2,323,545)	(662,929)	(11,469,635)	(1,287,098)	(2,454)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	144	—	—
Transfers for contract benefits and terminations	(4,213,630)	(352,886)	(2,423,226)	(650,834)	—
Contract maintenance charge	(21,851)	(8,728)	(29,925)	(23,087)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	127,145	(200,582)	(1,791,970)	(284,333)	3
Increase (decrease) in net assets from contract
transactions	(4,108,336)	(562,196)	(4,244,977)	(958,254)	(2)
INCREASE (DECREASE) IN NET ASSETS	(6,431,881)	(1,225,125)	(15,714,612)	(2,245,352)	(2,456)
NET ASSETS AT BEGINNING OF PERIOD	39,225,386	4,624,177	40,156,413	7,786,272	9,490
NET ASSETS AT END OF PERIOD	$32,793,505	$3,399,052	$24,441,801	$5,540,920	$7,034

UNITS OUTSTANDING
Units outstanding at beginning of period	1,206,079	403,625	1,052,384	150,418	320
Units issued	29,776	23,519	37,011	6,185	—
Units redeemed	(161,489)	(76,205)	(176,521)	(27,016)	—
Units outstanding at end of period	1,074,366	350,939	912,874	129,587	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2022.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST		AST	AST	AST
	Academic	AST	Moderate	Balanced	BlackRock
	Strategies	Advanced	Multi-Asset	Asset	Low Duration
	Asset Allocation	Strategies	Portfolio*	Allocation	Bond*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(31,324)	$(22,576)	$(6,546)	$(74,169)	$(73)
Net realized gains (losses)	193,293	69,768	169,910	303,205	2,116
Change in unrealized gains (losses)	(492,515)	(342,488)	(258,056)	(1,319,573)	(2,847)
Increase (decrease) in net assets from operations	(330,546)	(295,296)	(94,692)	(1,090,537)	(804)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	7,000	—
Transfers for contract benefits and terminations	(217,729)	(65,359)	(21,573)	(377,124)	(63)
Contract maintenance charge	(7,270)	(6,165)	(2,502)	(22,860)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(630,492)	(56,710)	(484,328)	147,758	(47,683)
Increase (decrease) in net assets from contract
transactions	(855,491)	(128,234)	(508,403)	(245,226)	(47,749)
INCREASE (DECREASE) IN NET ASSETS	(1,186,037)	(423,530)	(603,095)	(1,335,763)	(48,553)
NET ASSETS AT BEGINNING OF PERIOD	2,504,515	1,681,565	603,095	6,373,401	48,553
NET ASSETS AT END OF PERIOD	$1,318,478	$1,258,035	$—	$5,037,638	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	177,850	77,806	34,283	307,835	4,171
Units issued	26,989	2,071	5,225	23,011	1
Units redeemed	(94,350)	(8,903)	(39,508)	(35,696)	(4,172)
Units outstanding at end of period	110,489	70,974	—	295,150	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST
	BlackRock/	AST	AST	AST	AST
	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Sayles Bond*	2022	2023	2024	2026
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(108)	$(5,107)	$(5,574)	$(751)	$(1,740)
Net realized gains (losses)	12,410	28,188	920	137	1,082
Change in unrealized gains (losses)	(14,970)	(37,184)	(6,042)	(3,670)	(15,377)
Increase (decrease) in net assets from operations	(2,668)	(14,103)	(10,696)	(4,284)	(16,035)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(187)	(1,030)	(1,030)	—	(13,617)
Contract maintenance charge	—	(70)	(140)	(35)	(105)
Transfers among the sub-accounts and with the
Fixed Account - net	(76,256)	(483,050)	524,528	1	1
Increase (decrease) in net assets from contract
transactions	(76,443)	(484,150)	523,358	(34)	(13,721)
INCREASE (DECREASE) IN NET ASSETS	(79,111)	(498,253)	512,662	(4,318)	(29,756)
NET ASSETS AT BEGINNING OF PERIOD	79,111	498,253	124,018	53,546	135,888
NET ASSETS AT END OF PERIOD	$—	$—	$636,680	$49,228	$106,132

UNITS OUTSTANDING
Units outstanding at beginning of period	5,085	40,412	11,327	4,946	12,303
Units issued	—	380	55,496	—	—
Units redeemed	(5,085)	(40,792)	(3,875)	(3)	(1,383)
Units outstanding at end of period	—	—	62,948	4,943	10,920
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				AST
	AST	AST	AST	Capital Growth	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset	Cohen & Steers
	2030	2031	2032	Allocation	Global Realty
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(225)	$(2,274)	$(336)	$(34,694)	$(26)
Net realized gains (losses)	(30)	(5,216)	(131)	183,764	74
Change in unrealized gains (losses)	(2,916)	(27,187)	(4,760)	(609,164)	(538)
Increase (decrease) in net assets from operations	(3,171)	(34,677)	(5,227)	(460,094)	(490)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(34,562)	—	(344,492)	(103)
Contract maintenance charge	(35)	—	(28)	(7,286)	(9)
Transfers among the sub-accounts and with the
Fixed Account - net	47	97,802	13,192	(6,633)	—
Increase (decrease) in net assets from contract
transactions	12	63,240	13,164	(358,411)	(112)
INCREASE (DECREASE) IN NET ASSETS	(3,159)	28,563	7,937	(818,505)	(602)
NET ASSETS AT BEGINNING OF PERIOD	17,269	110,371	14,381	2,645,835	1,929
NET ASSETS AT END OF PERIOD	$14,110	$138,934	$22,318	$1,827,330	$1,327

UNITS OUTSTANDING
Units outstanding at beginning of period	1,439	10,549	1,541	124,069	102
Units issued	1	13,029	2,105	3,454	—
Units redeemed	—	(6,993)	(604)	(23,060)	(6)
Units outstanding at end of period	1,440	16,585	3,042	104,463	96
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					AST
	AST	AST	AST	AST	Goldman Sachs
	Cohen & Steers	Core	Emerging	Global	Small-Cap
	Realty	Fixed Income*	Markets Equity	Bond	Value*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(202)	$(1,735)	$(57)	$(147)	$(17)
Net realized gains (losses)	104	(315)	21	(83)	1,460
Change in unrealized gains (losses)	(3,841)	(23,320)	(914)	(1,364)	(1,740)
Increase (decrease) in net assets from operations	(3,939)	(25,370)	(950)	(1,594)	(297)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(5,148)	(248)	(476)	(142)
Contract maintenance charge	—	(49)	(22)	(6)	(7)
Transfers among the sub-accounts and with the
Fixed Account - net	—	123,954	1	—	(2,110)
Increase (decrease) in net assets from contract
transactions	—	118,757	(269)	(482)	(2,259)
INCREASE (DECREASE) IN NET ASSETS	(3,939)	93,387	(1,219)	(2,076)	(2,556)
NET ASSETS AT BEGINNING OF PERIOD	14,824	53,877	4,396	11,929	2,556
NET ASSETS AT END OF PERIOD	$10,885	$147,264	$3,177	$9,853	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	537	3,470	444	1,218	82
Units issued	—	8,608	—	—	—
Units redeemed	—	(393)	(27)	(56)	(82)
Units outstanding at end of period	537	11,685	417	1,162	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST		AST	AST	AST
	Government	AST	International	International	Investment
	Money Market	High Yield	Growth	Value	Grade Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,071)	$(351)	$(632)	$(190)	$(30,908)
Net realized gains (losses)	—	282	462	27	(70,962)
Change in unrealized gains (losses)	—	(4,310)	(20,393)	(1,673)	(154,814)
Increase (decrease) in net assets from operations	(1,071)	(4,379)	(20,563)	(1,836)	(256,684)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(698,687)	(628)	(245)	(38)	(381,871)
Contract maintenance charge	(5)	(20)	(23)	(11)	(19,793)
Transfers among the sub-accounts and with the
Fixed Account - net	852,930	406	48	(1)	2,018,304
Increase (decrease) in net assets from contract
transactions	154,238	(242)	(220)	(50)	1,616,640
INCREASE (DECREASE) IN NET ASSETS	153,167	(4,621)	(20,783)	(1,886)	1,359,956
NET ASSETS AT BEGINNING OF PERIOD	191,294	34,910	69,668	16,343	1,356,082
NET ASSETS AT END OF PERIOD	$344,461	$30,289	$48,885	$14,457	$2,716,038

UNITS OUTSTANDING
Units outstanding at beginning of period	23,314	1,771	3,601	1,513	69,532
Units issued	65,080	21	8	—	214,674
Units redeemed	(47,544)	(36)	(23)	(5)	(119,469)
Units outstanding at end of period	40,850	1,756	3,586	1,508	164,737
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			AST
	AST	AST	J.P. Morgan
	J.P. Morgan	J.P. Morgan	Tactical	AST	AST
	Global	International	Preservation	Large-Cap	Large-Cap
	Thematic	Equity	Portfolio*	Core	Value*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,229)	$(1,608)	$(27,535)	$(269)	$(1,735)
Net realized gains (losses)	3,767	336	38,885	(94)	(121)
Change in unrealized gains (losses)	(23,431)	(21,250)	(370,112)	(4,873)	(4,486)
Increase (decrease) in net assets from operations	(20,893)	(22,522)	(358,762)	(5,236)	(6,342)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,535)	—	(66,696)	(967)	(977)
Contract maintenance charge	(396)	(3)	(9,217)	(8)	(18)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,325)	1	(67,930)	—	128,565
Increase (decrease) in net assets from contract
transactions	(15,256)	(2)	(143,843)	(975)	127,570
INCREASE (DECREASE) IN NET ASSETS	(36,149)	(22,524)	(502,605)	(6,211)	121,228
NET ASSETS AT BEGINNING OF PERIOD	117,254	102,955	2,142,075	29,661	1,749
NET ASSETS AT END OF PERIOD	$81,105	$80,431	$1,639,470	$23,450	$122,977

UNITS OUTSTANDING
Units outstanding at beginning of period	5,661	7,573	128,563	2,053	80
Units issued	754	—	5,072	—	5,992
Units redeemed	(1,673)	—	(14,986)	(104)	(44)
Units outstanding at end of period	4,742	7,573	118,649	1,949	6,028
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					AST
	AST				Neuberger
	Loomis Sayles	AST		AST	Berman/LSV
	Large-Cap	MFS Global	AST	Mid-Cap	Mid-Cap
	Growth*	Equity	MFS Growth*	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,069)	$(203)	$(29)	$(562)	$(903)
Net realized gains (losses)	95,770	827	3,838	595	305
Change in unrealized gains (losses)	(145,462)	(5,165)	(5,776)	(16,730)	(5,635)
Increase (decrease) in net assets from operations	(50,761)	(4,541)	(1,967)	(16,697)	(6,233)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,172)	(1,195)	—	(627)	(46)
Contract maintenance charge	(14)	(2)	(13)	(14)	(18)
Transfers among the sub-accounts and with the
Fixed Account - net	(129,348)	—	(4,919)	19	—
Increase (decrease) in net assets from contract
transactions	(130,534)	(1,197)	(4,932)	(622)	(64)
INCREASE (DECREASE) IN NET ASSETS	(181,295)	(5,738)	(6,899)	(17,319)	(6,297)
NET ASSETS AT BEGINNING OF PERIOD	181,295	24,439	6,899	52,515	68,773
NET ASSETS AT END OF PERIOD	$—	$18,701	$—	$35,196	$62,476

UNITS OUTSTANDING
Units outstanding at beginning of period	4,591	856	150	1,431	2,677
Units issued	1	—	—	1	—
Units redeemed	(4,592)	(49)	(150)	(22)	(2)
Units outstanding at end of period	—	807	—	1,410	2,675
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST		AST
	Preservation	Prudential	AST	Small-Cap	AST
	Asset	Growth	Small-Cap	Growth	Small-Cap
	Allocation	Allocation	Growth	Opportunities*	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(45,464)	$(107,864)	$(133)	$(129)	$(491)
Net realized gains (losses)	209,773	545,054	34	7,652	365
Change in unrealized gains (losses)	(742,434)	(2,202,190)	(3,957)	(12,032)	(6,000)
Increase (decrease) in net assets from operations	(578,125)	(1,765,000)	(4,056)	(4,509)	(6,126)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(300,714)	(535,496)	(614)	(48)	(46)
Contract maintenance charge	(11,891)	(42,359)	(2)	(6)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	(162,540)	(1,229,789)	12,961	(12,930)	2,118
Increase (decrease) in net assets from contract
transactions	(475,145)	(1,807,644)	12,345	(12,984)	2,061
INCREASE (DECREASE) IN NET ASSETS	(1,053,270)	(3,572,644)	8,289	(17,493)	(4,065)
NET ASSETS AT BEGINNING OF PERIOD	3,588,990	9,422,629	10,800	17,493	41,972
NET ASSETS AT END OF PERIOD	$2,535,720	$5,849,985	$19,089	$—	$37,907

UNITS OUTSTANDING
Units outstanding at beginning of period	205,818	530,234	262	605	1,643
Units issued	5,093	62,951	427	1	98
Units redeemed	(35,140)	(183,842)	(20)	(606)	(2)
Units outstanding at end of period	175,771	409,343	669	—	1,739
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST	AST	AST	AST
	T. Rowe Price	Large-Cap	T. Rowe Price	T. Rowe Price	Wellington
	Asset	Growth	Large-Cap	Natural	Management
	Allocation	Portfolio*	Value*	Resources	Hedged Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(53,119)	$(1,243)	$(239)	$(90)	$(2,092)
Net realized gains (losses)	192,524	153	42,565	(9)	5,162
Change in unrealized gains (losses)	(872,740)	(10,070)	(41,528)	357	(17,296)
Increase (decrease) in net assets from operations	(733,335)	(11,160)	798	258	(14,226)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(244,224)	(1,687)	(270)	—	(3,469)
Contract maintenance charge	(10,671)	(19)	(10)	(3)	(304)
Transfers among the sub-accounts and with the
Fixed Account - net	(484,757)	134,305	(128,568)	(1)	(8,267)
Increase (decrease) in net assets from contract
transactions	(739,652)	132,599	(128,848)	(4)	(12,040)
INCREASE (DECREASE) IN NET ASSETS	(1,472,987)	121,439	(128,050)	254	(26,266)
NET ASSETS AT BEGINNING OF PERIOD	4,334,283	11,654	128,050	5,775	148,030
NET ASSETS AT END OF PERIOD	$2,861,296	$133,093	$—	$6,029	$121,764

UNITS OUTSTANDING
Units outstanding at beginning of period	202,558	210	7,510	559	9,440
Units issued	19,313	3,692	—	—	1,146
Units redeemed	(61,139)	(43)	(7,510)	—	(2,046)
Units outstanding at end of period	160,732	3,859	—	559	8,540
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		BNY Mellon		BNY Mellon VIF	DWS
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	Capital Growth
	Stock Index	Equity Portfolio,	Government	Income	VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(214)	$(77)	$(188)	$(185)	$(7,981)
Net realized gains (losses)	30,977	3,513	—	4,523	274,329
Change in unrealized gains (losses)	(93,185)	(8,390)	—	(6,718)	(806,588)
Increase (decrease) in net assets from operations	(62,422)	(4,954)	(188)	(2,380)	(540,240)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(17,076)	(14,533)	(2,348)	(2,694)	(305,955)
Contract maintenance charge	(148)	(9)	(79)	(33)	—
Transfers among the sub-accounts and with the
Fixed Account - net	9	—	(702)	25,060	(8,704)
Increase (decrease) in net assets from contract
transactions	(17,215)	(14,542)	(3,129)	22,333	(314,659)
INCREASE (DECREASE) IN NET ASSETS	(79,637)	(19,496)	(3,317)	19,953	(854,899)
NET ASSETS AT BEGINNING OF PERIOD	323,337	19,496	158,979	24,805	1,832,798
NET ASSETS AT END OF PERIOD	$243,700	$—	$155,662	$44,758	$977,899

UNITS OUTSTANDING
Units outstanding at beginning of period	7,132	505	16,396	587	28,803
Units issued	—	—	—	924	16
Units redeemed	(413)	(505)	(318)	(59)	(6,461)
Units outstanding at end of period	6,719	—	16,078	1,452	22,358
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Global Income	Global	Government
	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP	Money Market
	Class A	Class A	Class A	Class A	VIP Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$458	$3,110	$10,113	$(760)	$850
Net realized gains (losses)	83,553	(1,616)	37,963	66,613	—
Change in unrealized gains (losses)	(190,015)	(21,309)	(129,210)	(207,808)	—
Increase (decrease) in net assets from operations	(106,004)	(19,815)	(81,134)	(141,955)	850
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	—	180	—
Transfers for contract benefits and terminations	(9,710)	(2,097)	(7,951)	(22,825)	(3,661)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(2,265)	(1,612)	(2,142)	624	2,023
Increase (decrease) in net assets from contract
transactions	(11,975)	(3,529)	(10,093)	(22,021)	(1,638)
INCREASE (DECREASE) IN NET ASSETS	(117,979)	(23,344)	(91,227)	(163,976)	(788)
NET ASSETS AT BEGINNING OF PERIOD	665,083	144,111	522,368	586,922	143,646
NET ASSETS AT END OF PERIOD	$547,104	$120,767	$431,141	$422,946	$142,858

UNITS OUTSTANDING
Units outstanding at beginning of period	15,286	9,461	21,668	11,365	14,098
Units issued	12	39	68	822	360
Units redeemed	(305)	(299)	(550)	(1,344)	(495)
Units outstanding at end of period	14,993	9,201	21,186	10,843	13,963
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Federated
	DWS	Hermes
	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth VIP	Money	Contrafund	Contrafund	Equity-Income
	Class A	Fund II	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,283)	$(4,321)	$(33,038)	$(311,217)	$1,891
Net realized gains (losses)	38,476	—	302,370	1,800,853	18,127
Change in unrealized gains (losses)	(153,960)	—	(1,633,559)	(9,553,533)	(50,380)
Increase (decrease) in net assets from operations	(117,767)	(4,321)	(1,364,227)	(8,063,897)	(30,362)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	240	85,060	151	6,412	180
Transfers for contract benefits and terminations	(14,854)	(114,678)	(395,905)	(2,326,013)	(5,970)
Contract maintenance charge	—	(1,504)	(2,038)	(71,925)	(178)
Transfers among the sub-accounts and with the
Fixed Account - net	384	(103,200)	(215,956)	(347,525)	(14,831)
Increase (decrease) in net assets from contract
transactions	(14,230)	(134,322)	(613,748)	(2,739,051)	(20,799)
INCREASE (DECREASE) IN NET ASSETS	(131,997)	(138,643)	(1,977,975)	(10,802,948)	(51,161)
NET ASSETS AT BEGINNING OF PERIOD	421,126	1,633,775	5,108,259	29,923,876	477,532
NET ASSETS AT END OF PERIOD	$289,129	$1,495,132	$3,130,284	$19,120,928	$426,371

UNITS OUTSTANDING
Units outstanding at beginning of period	11,537	149,432	82,590	713,649	13,440
Units issued	18	8,679	1,379	18,227	231
Units redeemed	(472)	(21,072)	(14,363)	(100,588)	(860)
Units outstanding at end of period	11,083	137,039	69,606	631,288	12,811
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$504	$2,785	$5,023	$59	$1,036
Net realized gains (losses)	19,842	134,648	272,346	49,623	15,968
Change in unrealized gains (losses)	(56,932)	(498,742)	(809,051)	(205,298)	(92,324)
Increase (decrease) in net assets from operations	(36,586)	(361,309)	(531,682)	(155,616)	(75,320)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(21,329)	(147,946)	(249,944)	(16,795)	(80,616)
Contract maintenance charge	(119)	(6,038)	(9,940)	(1,881)	(2,639)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,516)	(8,711)	(205,200)	554	(22,480)
Increase (decrease) in net assets from contract
transactions	(29,964)	(162,695)	(465,084)	(18,122)	(105,735)
INCREASE (DECREASE) IN NET ASSETS	(66,550)	(524,004)	(996,766)	(173,738)	(181,055)
NET ASSETS AT BEGINNING OF PERIOD	536,266	2,426,308	3,108,383	846,849	576,181
NET ASSETS AT END OF PERIOD	$469,716	$1,902,304	$2,111,617	$673,111	$395,126

UNITS OUTSTANDING
Units outstanding at beginning of period	18,571	132,149	149,518	36,986	38,067
Units issued	67	863	321	56	616
Units redeemed	(1,153)	(10,605)	(27,780)	(1,021)	(8,356)
Units outstanding at end of period	17,485	122,407	122,059	36,021	30,327
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Growth
	Money Market	Money Market	& Income	Growth	Opportunities
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,767	$(182,001)	$(10,641)	$(23,435)	$(30,224)
Net realized gains (losses)	—	—	267,530	271,277	339,359
Change in unrealized gains (losses)	—	—	(497,530)	(1,267,462)	(1,296,409)
Increase (decrease) in net assets from operations	1,767	(182,001)	(240,641)	(1,019,620)	(987,274)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,617	6,240	—	840	12,377
Transfers for contract benefits and terminations	(3,381,958)	(4,220,841)	(275,861)	(104,373)	(155,072)
Contract maintenance charge	(13,454)	(57,873)	(9,217)	(1,944)	(5,034)
Transfers among the sub-accounts and with the
Fixed Account - net	3,402,262	2,506,526	(271,623)	(283,792)	(14,820)
Increase (decrease) in net assets from contract
transactions	9,467	(1,765,948)	(556,701)	(389,269)	(162,549)
INCREASE (DECREASE) IN NET ASSETS	11,234	(1,947,949)	(797,342)	(1,408,889)	(1,149,823)
NET ASSETS AT BEGINNING OF PERIOD	26,955,405	36,974,646	3,741,327	4,068,589	2,577,075
NET ASSETS AT END OF PERIOD	$26,966,639	$35,026,697	$2,943,985	$2,659,700	$1,427,252

UNITS OUTSTANDING
Units outstanding at beginning of period	2,784,471	4,053,920	113,351	85,540	38,831
Units issued	655,455	794,404	1,884	988	1,485
Units redeemed	(654,253)	(989,766)	(19,444)	(11,745)	(4,733)
Units outstanding at end of period	2,785,673	3,858,558	95,791	74,783	35,583
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	High Income	High Income	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,972)	$4,634	$34,627	$281	$(34,618)
Net realized gains (losses)	15,708	(5,427)	(28,820)	535,380	451,681
Change in unrealized gains (losses)	(64,432)	(19,203)	(168,852)	(1,250,033)	(1,917,085)
Increase (decrease) in net assets from operations	(50,696)	(19,996)	(163,045)	(714,372)	(1,500,022)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,920	—
Transfers for contract benefits and terminations	(9,085)	(22,560)	(103,926)	(214,579)	(494,595)
Contract maintenance charge	(20)	(164)	(1,888)	(1,433)	(18,172)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(4,647)	(16,735)	(705,377)	(231,305)
Increase (decrease) in net assets from contract
transactions	(9,105)	(27,371)	(122,549)	(918,469)	(744,072)
INCREASE (DECREASE) IN NET ASSETS	(59,801)	(47,367)	(285,594)	(1,632,841)	(2,244,094)
NET ASSETS AT BEGINNING OF PERIOD	201,309	166,422	1,280,783	3,971,044	7,679,595
NET ASSETS AT END OF PERIOD	$141,508	$119,055	$995,189	$2,338,203	$5,435,501

UNITS OUTSTANDING
Units outstanding at beginning of period	4,645	8,304	65,589	104,696	210,597
Units issued	—	8	2,309	1,214	4,108
Units redeemed	(250)	(1,514)	(9,258)	(30,309)	(28,788)
Units outstanding at end of period	4,395	6,798	58,640	75,601	185,917
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP
	Investment	Investment	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Grade Bond	Grade Bond	Mid Cap	Overseas	Overseas
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,733	$3	$(80,557)	$(2,381)	$(1)
Net realized gains (losses)	21,264	25	402,039	(10,981)	3
Change in unrealized gains (losses)	(107,355)	(148)	(1,444,414)	(165,093)	(76)
Increase (decrease) in net assets from operations	(81,358)	(120)	(1,122,932)	(178,455)	(74)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	—	—	3,400	—
Transfers for contract benefits and terminations	(41,347)	—	(643,867)	(14,735)	—
Contract maintenance charge	(302)	(3)	(18,423)	(257)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,191)	(56)	(188,725)	(148,389)	(2)
Increase (decrease) in net assets from contract
transactions	(47,690)	(59)	(851,015)	(159,981)	(3)
INCREASE (DECREASE) IN NET ASSETS	(129,048)	(179)	(1,973,947)	(338,436)	(77)
NET ASSETS AT BEGINNING OF PERIOD	592,133	819	7,064,966	665,084	290
NET ASSETS AT END OF PERIOD	$463,085	$640	$5,091,019	$326,648	$213

UNITS OUTSTANDING
Units outstanding at beginning of period	25,965	47	211,710	29,223	9
Units issued	126	—	1,916	600	—
Units redeemed	(2,476)	(3)	(30,036)	(10,458)	—
Units outstanding at end of period	23,615	44	183,590	19,365	9
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	DynaTech	and Income	Income	Growth	Discovery
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,417)	$182,003	$1,524,931	$(178,012)	$(13,274)
Net realized gains (losses)	403,548	5,939,721	1,132,886	2,660,949	360,466
Change in unrealized gains (losses)	(885,181)	(7,400,173)	(6,151,474)	(8,319,695)	(696,807)
Increase (decrease) in net assets from operations	(496,050)	(1,278,449)	(3,493,657)	(5,836,758)	(349,615)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,400	5,182	12,107	—
Transfers for contract benefits and terminations	(60,406)	(1,334,992)	(5,162,851)	(3,080,802)	(525,541)
Contract maintenance charge	(3,202)	(47,166)	(76,109)	(25,701)	(15,128)
Transfers among the sub-accounts and with the
Fixed Account - net	103,509	(333,669)	1,133,680	1,389,971	(124,153)
Increase (decrease) in net assets from contract
transactions	39,901	(1,714,427)	(4,100,098)	(1,704,425)	(664,822)
INCREASE (DECREASE) IN NET ASSETS	(456,149)	(2,992,876)	(7,593,755)	(7,541,183)	(1,014,437)
NET ASSETS AT BEGINNING OF PERIOD	1,204,213	15,685,226	51,369,169	16,700,156	5,629,092
NET ASSETS AT END OF PERIOD	$748,064	$12,692,350	$43,775,414	$9,158,973	$4,614,655

UNITS OUTSTANDING
Units outstanding at beginning of period	26,580	385,929	2,155,414	395,286	256,453
Units issued	4,348	13,679	107,083	55,264	5,539
Units redeemed	(2,911)	(58,168)	(289,723)	(107,900)	(37,821)
Units outstanding at end of period	28,017	341,440	1,972,774	342,650	224,171
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Goldman Sachs
			Franklin	Franklin	VIT Large
	Franklin	Franklin	Small-Mid	U.S. Government	Cap Value
	Mutual Shares	Small Cap Value	Cap Growth	Securities	Institutional
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$46,326	$(87,175)	$(12,141)	$30,859	$(5,684)
Net realized gains (losses)	2,825,743	2,432,999	193,377	(225,450)	101,531
Change in unrealized gains (losses)	(5,402,184)	(4,159,150)	(548,491)	(397,863)	(197,800)
Increase (decrease) in net assets from operations	(2,530,115)	(1,813,326)	(367,255)	(592,454)	(101,953)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,230	10,951	6,188	—	—
Transfers for contract benefits and terminations	(2,468,249)	(1,558,897)	(12,865)	(1,013,453)	(115,168)
Contract maintenance charge	(57,364)	(33,026)	(3,213)	(13,959)	(2,655)
Transfers among the sub-accounts and with the
Fixed Account - net	(820,013)	(121,270)	46,069	(15,004)	(42,523)
Increase (decrease) in net assets from contract
transactions	(3,334,396)	(1,702,242)	36,179	(1,042,416)	(160,346)
INCREASE (DECREASE) IN NET ASSETS	(5,864,511)	(3,515,568)	(331,076)	(1,634,870)	(262,299)
NET ASSETS AT BEGINNING OF PERIOD	29,611,582	16,383,536	1,044,312	5,646,894	1,446,090
NET ASSETS AT END OF PERIOD	$23,747,071	$12,867,968	$713,236	$4,012,024	$1,183,791

UNITS OUTSTANDING
Units outstanding at beginning of period	1,097,665	330,146	14,701	457,051	59,028
Units issued	14,382	17,825	1,159	23,751	2,637
Units redeemed	(145,331)	(50,735)	(496)	(114,453)	(9,333)
Units outstanding at end of period	966,716	297,236	15,364	366,349	52,332
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.	Invesco V.I.
	Cap Value	Equity Insights	Growth	Equity Insights	Equally-Weighted
	Institutional	Institutional	Institutional	Institutional	S&P 500
	Shares	Shares	Shares	Shares	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,892)	$(34,157)	$(80)	$(20,680)	$8,939
Net realized gains (losses)	217,507	(23,752)	899	42,181	1,268,102
Change in unrealized gains (losses)	(407,629)	(547,735)	(3,152)	(558,627)	(2,454,748)
Increase (decrease) in net assets from operations	(205,014)	(605,644)	(2,333)	(537,126)	(1,177,707)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	300
Transfers for contract benefits and terminations	(86,270)	(255,519)	—	(295,500)	(1,029,964)
Contract maintenance charge	(2,627)	(4,431)	(15)	(4,263)	(5,528)
Transfers among the sub-accounts and with the
Fixed Account - net	(106,784)	(29,502)	(2)	(35,447)	27,963,943
Increase (decrease) in net assets from contract
transactions	(195,681)	(289,452)	(17)	(335,210)	26,928,751
INCREASE (DECREASE) IN NET ASSETS	(400,695)	(895,096)	(2,350)	(872,336)	25,751,044
NET ASSETS AT BEGINNING OF PERIOD	1,726,436	3,047,005	6,963	2,705,639	—
NET ASSETS AT END OF PERIOD	$1,325,741	$2,151,909	$4,613	$1,833,303	$25,751,044

UNITS OUTSTANDING
Units outstanding at beginning of period	48,979	100,237	134	70,915	—
Units issued	3,955	4,012	—	4,901	2,910,734
Units redeemed	(10,590)	(14,749)	—	(14,802)	(230,636)
Units outstanding at end of period	42,344	89,500	134	61,014	2,680,098

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equally-Weighted	American	American	Invesco V.I.	Invesco V.I.
	S&P 500	Franchise	Franchise	American Value	American Value
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(138,209)	$(1,022,601)	$(285,006)	$(265,024)	$(162,931)
Net realized gains (losses)	2,188,596	19,493,474	4,845,994	5,880,850	2,675,403
Change in unrealized gains (losses)	(3,925,150)	(47,602,094)	(11,366,088)	(7,090,622)	(3,209,120)
Increase (decrease) in net assets from operations	(1,874,763)	(29,131,221)	(6,805,100)	(1,474,796)	(696,648)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,180	16,621	430	3,066	2,910
Transfers for contract benefits and terminations	(2,173,480)	(6,370,378)	(1,302,059)	(2,907,529)	(1,474,152)
Contract maintenance charge	(46,440)	(29,311)	(30,339)	(18,790)	(39,111)
Transfers among the sub-accounts and with the
Fixed Account - net	44,895,353	(1,338,429)	(129,185)	(894,941)	(684,602)
Increase (decrease) in net assets from contract
transactions	42,676,613	(7,721,497)	(1,461,153)	(3,818,194)	(2,194,955)
INCREASE (DECREASE) IN NET ASSETS	40,801,850	(36,852,718)	(8,266,253)	(5,292,990)	(2,891,603)
NET ASSETS AT BEGINNING OF PERIOD	—	94,145,657	21,626,696	33,386,562	14,797,508
NET ASSETS AT END OF PERIOD	$40,801,850	$57,292,939	$13,360,443	$28,093,572	$11,905,905

UNITS OUTSTANDING
Units outstanding at beginning of period	—	2,439,981	547,735	1,399,509	370,412
Units issued	4,602,532	61,497	20,043	39,708	10,889
Units redeemed	(339,713)	(318,629)	(61,764)	(205,956)	(67,539)
Units outstanding at end of period	4,262,819	2,182,849	506,014	1,233,261	313,762
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,964)	$(201,312)	$25,689	$(226,226)	$(1,284)
Net realized gains (losses)	1,161,480	4,586,903	1,473,711	4,716,249	99,335
Change in unrealized gains (losses)	(2,457,095)	(9,561,948)	(1,600,647)	(4,954,576)	(263,041)
Increase (decrease) in net assets from operations	(1,340,579)	(5,176,357)	(101,247)	(464,553)	(164,990)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,471	14,738	120	3,424	—
Transfers for contract benefits and terminations	(214,598)	(1,295,088)	(2,036,851)	(6,138,652)	(267,310)
Contract maintenance charge	(1,484)	(35,577)	(5,945)	(84,869)	(287)
Transfers among the sub-accounts and with the
Fixed Account - net	14,417	403,548	636,370	(1,642,222)	1,178
Increase (decrease) in net assets from contract
transactions	(182,194)	(912,379)	(1,406,306)	(7,862,319)	(266,419)
INCREASE (DECREASE) IN NET ASSETS	(1,522,773)	(6,088,736)	(1,507,553)	(8,326,872)	(431,409)
NET ASSETS AT BEGINNING OF PERIOD	4,287,927	16,551,760	19,760,021	58,554,730	1,080,772
NET ASSETS AT END OF PERIOD	$2,765,154	$10,463,024	$18,252,468	$50,227,858	$649,363

UNITS OUTSTANDING
Units outstanding at beginning of period	106,684	339,484	554,463	1,721,640	50,759
Units issued	1,334	19,418	50,108	41,766	116
Units redeemed	(7,155)	(42,186)	(91,234)	(277,498)	(12,509)
Units outstanding at end of period	100,863	316,716	513,337	1,485,908	38,366
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.
	Conservative	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Balanced	Core Bond	Core Bond	Core Equity	Core Equity
	Series II	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,114)	$10,699	$137,487	$(260,252)	$(9,271)
Net realized gains (losses)	326,157	(104,931)	(1,319,946)	8,209,734	129,273
Change in unrealized gains (losses)	(1,201,481)	51,988	468,416	(21,068,306)	(329,597)
Increase (decrease) in net assets from operations	(897,438)	(42,244)	(714,043)	(13,118,824)	(209,595)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	675	200	1,299	1,688	—
Transfers for contract benefits and terminations	(401,622)	(5,846)	(350,983)	(4,383,852)	(47,941)
Contract maintenance charge	(17,774)	(72)	(7,005)	(21,375)	(1,066)
Transfers among the sub-accounts and with the
Fixed Account - net	2,012	(385,545)	(6,096,513)	190,514	(149,385)
Increase (decrease) in net assets from contract
transactions	(416,709)	(391,263)	(6,453,202)	(4,213,025)	(198,392)
INCREASE (DECREASE) IN NET ASSETS	(1,314,147)	(433,507)	(7,167,245)	(17,331,849)	(407,987)
NET ASSETS AT BEGINNING OF PERIOD	5,029,917	433,507	7,167,245	62,126,733	1,034,032
NET ASSETS AT END OF PERIOD	$3,715,770	$—	$—	$44,794,884	$626,045

UNITS OUTSTANDING
Units outstanding at beginning of period	232,286	30,071	701,603	1,697,392	36,703
Units issued	4,071	59	9,796	82,868	788
Units redeemed	(25,807)	(30,130)	(711,399)	(213,300)	(8,842)
Units outstanding at end of period	210,550	—	—	1,566,960	28,649
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified
	Core Plus Bond	Core Plus Bond	Cap Growth	Cap Growth	Dividend
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,496)	$(28,644)	$(83,878)	$(181,776)	$416,258
Net realized gains (losses)	(116,044)	(25,231)	1,650,580	3,242,145	16,411,284
Change in unrealized gains (losses)	(607,479)	(346,197)	(4,244,905)	(7,850,370)	(19,820,194)
Increase (decrease) in net assets from operations	(760,019)	(400,072)	(2,678,203)	(4,790,001)	(2,992,652)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	550	10,507	180	15,528	1,350
Transfers for contract benefits and terminations	(625,541)	(378,328)	(1,050,043)	(898,587)	(10,219,229)
Contract maintenance charge	(1,215)	(12,264)	(1,682)	(29,240)	(31,646)
Transfers among the sub-accounts and with the
Fixed Account - net	382,407	5,866,318	(240,646)	266,181	(331,295)
Increase (decrease) in net assets from contract
transactions	(243,799)	5,486,233	(1,292,191)	(646,118)	(10,580,820)
INCREASE (DECREASE) IN NET ASSETS	(1,003,818)	5,086,161	(3,970,394)	(5,436,119)	(13,573,472)
NET ASSETS AT BEGINNING OF PERIOD	5,081,358	342,015	8,861,067	14,914,991	99,882,427
NET ASSETS AT END OF PERIOD	$4,077,540	$5,428,176	$4,890,673	$9,478,872	$86,308,955

UNITS OUTSTANDING
Units outstanding at beginning of period	289,023	21,999	497,374	530,680	1,383,877
Units issued	38,937	626,311	7,454	50,773	35,111
Units redeemed	(51,036)	(79,398)	(103,683)	(75,047)	(182,473)
Units outstanding at end of period	276,924	568,912	401,145	506,406	1,236,515
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Equity	Equity	EQV International	EQV International
	Dividend	and Income	and Income	Equity Fund	Equity
	Series II	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,375)	$59,758	$(54,872)	$28,839	$(4,032)
Net realized gains (losses)	3,794,358	2,919,702	2,649,034	1,401,202	103,882
Change in unrealized gains (losses)	(4,597,072)	(4,855,853)	(4,401,930)	(4,039,308)	(351,465)
Increase (decrease) in net assets from operations	(839,089)	(1,876,393)	(1,807,768)	(2,609,267)	(251,615)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	168	1,752	208	—
Transfers for contract benefits and terminations	(1,910,439)	(2,566,027)	(1,921,476)	(941,116)	(113,071)
Contract maintenance charge	(24,507)	(6,893)	(27,605)	(3,835)	(3,288)
Transfers among the sub-accounts and with the
Fixed Account - net	(733,174)	397,419	(154,389)	(202,578)	(9,503)
Increase (decrease) in net assets from contract
transactions	(2,668,120)	(2,175,333)	(2,101,718)	(1,147,321)	(125,862)
INCREASE (DECREASE) IN NET ASSETS	(3,507,209)	(4,051,726)	(3,909,486)	(3,756,588)	(377,477)
NET ASSETS AT BEGINNING OF PERIOD	23,704,082	22,587,877	19,906,311	13,614,631	1,276,563
NET ASSETS AT END OF PERIOD	$20,196,873	$18,536,151	$15,996,825	$9,858,043	$899,086

UNITS OUTSTANDING
Units outstanding at beginning of period	909,245	809,084	662,739	463,143	80,360
Units issued	19,851	35,897	16,397	8,383	4,527
Units redeemed	(124,401)	(136,399)	(92,990)	(54,976)	(14,490)
Units outstanding at end of period	804,695	708,582	586,146	416,550	70,397
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Global	Global	Invesco V.I.	Invesco V.I.	Global
	Core Equity	Core Equity	Global	Global	Strategic Income
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(170,225)	$(142,744)	$(25,544)	$(87,632)	$(6,747)
Net realized gains (losses)	1,088,243	581,719	302,955	1,018,727	(10,726)
Change in unrealized gains (losses)	(5,424,362)	(2,831,758)	(1,166,151)	(3,374,719)	(52,691)
Increase (decrease) in net assets from operations	(4,506,344)	(2,392,783)	(888,740)	(2,443,624)	(70,164)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	15,480	3,070	60
Transfers for contract benefits and terminations	(1,708,393)	(504,439)	(133,033)	(449,982)	(28,217)
Contract maintenance charge	(6,329)	(10,769)	(966)	(19,633)	(235)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,560)	(97,417)	(136,544)	302,856	(8,660)
Increase (decrease) in net assets from contract
transactions	(1,756,682)	(612,625)	(255,063)	(163,689)	(37,052)
INCREASE (DECREASE) IN NET ASSETS	(6,263,026)	(3,005,408)	(1,143,803)	(2,607,313)	(107,216)
NET ASSETS AT BEGINNING OF PERIOD	20,283,922	10,443,770	2,761,726	7,430,187	565,500
NET ASSETS AT END OF PERIOD	$14,020,896	$7,438,362	$1,617,923	$4,822,874	$458,284

UNITS OUTSTANDING
Units outstanding at beginning of period	559,967	487,999	47,634	126,856	45,050
Units issued	14,284	21,101	764	9,377	799
Units redeemed	(72,909)	(55,084)	(7,052)	(13,329)	(4,092)
Units outstanding at end of period	501,342	454,016	41,346	122,904	41,757
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Government	Government
	Strategic Income	Money Market	Money Market	Securities	Securities
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(297,326)	$1,764	$(9)	$22,150	$43
Net realized gains (losses)	(679,982)	—	—	(75,811)	(544)
Change in unrealized gains (losses)	(1,849,770)	—	(1,917)	(440,183)	(25,165)
Increase (decrease) in net assets from operations	(2,827,078)	1,764	(1,926)	(493,844)	(25,666)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,067	—	—	—	—
Transfers for contract benefits and terminations	(1,689,190)	(726,735)	(102)	(388,534)	(883)
Contract maintenance charge	(52,786)	(2,109)	—	(1,670)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(462,612)	628,426	(34)	(207,952)	—
Increase (decrease) in net assets from contract
transactions	(2,196,521)	(100,418)	(136)	(598,156)	(883)
INCREASE (DECREASE) IN NET ASSETS	(5,023,599)	(98,654)	(2,062)	(1,092,000)	(26,549)
NET ASSETS AT BEGINNING OF PERIOD	21,740,184	2,739,958	4,828	4,649,368	212,679
NET ASSETS AT END OF PERIOD	$16,716,585	$2,641,304	$2,766	$3,557,368	$186,130

UNITS OUTSTANDING
Units outstanding at beginning of period	1,179,105	252,686	332	274,179	16,321
Units issued	22,159	65,511	217	7,177	—
Units redeemed	(156,963)	(76,693)	(234)	(46,349)	(70)
Units outstanding at end of period	1,044,301	241,504	315	235,007	16,251
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	and Income	High Yield	High Yield	Mid Cap	Mid Cap
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(110,106)	$191,546	$96,376	$(80,656)	$(10,919)
Net realized gains (losses)	3,001,924	(173,825)	(156,414)	1,444,542	113,623
Change in unrealized gains (losses)	(4,829,371)	(802,978)	(445,138)	(2,684,303)	(225,185)
Increase (decrease) in net assets from operations	(1,937,553)	(785,257)	(505,176)	(1,320,417)	(122,481)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,704	—	306	180	—
Transfers for contract benefits and terminations	(3,721,287)	(675,466)	(877,980)	(457,899)	(142,572)
Contract maintenance charge	(68,656)	(3,008)	(5,672)	(1,589)	(484)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,316,757)	(287,739)	(168,720)	(108,276)	(11,244)
Increase (decrease) in net assets from contract
transactions	(5,104,996)	(966,213)	(1,052,066)	(567,584)	(154,300)
INCREASE (DECREASE) IN NET ASSETS	(7,042,549)	(1,751,470)	(1,557,242)	(1,888,001)	(276,781)
NET ASSETS AT BEGINNING OF PERIOD	28,027,533	7,483,626	5,150,958	8,583,690	809,431
NET ASSETS AT END OF PERIOD	$20,984,984	$5,732,156	$3,593,716	$6,695,689	$532,650

UNITS OUTSTANDING
Units outstanding at beginning of period	690,298	347,766	395,684	237,823	28,328
Units issued	11,168	5,944	5,535	9,814	1,275
Units redeemed	(143,876)	(56,180)	(96,161)	(27,119)	(7,467)
Units outstanding at end of period	557,590	297,530	305,058	220,518	22,136
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street	Invesco V.I.
	Main Street	Main Street	Small Cap	Small Cap	S&P 500 Index
	Series I	Series II	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,120)	$(110,586)	$(9,006)	$(116,559)	$330,993
Net realized gains (losses)	360,971	7,554,633	96,579	1,347,295	5,289,917
Change in unrealized gains (losses)	(613,959)	(12,420,471)	(333,408)	(2,997,450)	(10,485,247)
Increase (decrease) in net assets from operations	(254,108)	(4,976,424)	(245,835)	(1,766,714)	(4,864,337)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	16,414	—	3,880	150
Transfers for contract benefits and terminations	(162,877)	(3,943,922)	(65,546)	(1,395,236)	(3,834,513)
Contract maintenance charge	(427)	(52,056)	(846)	(27,464)	(2,449)
Transfers among the sub-accounts and with the
Fixed Account - net	1,390	84,740	(316,325)	(115,913)	(28,527,798)
Increase (decrease) in net assets from contract
transactions	(161,914)	(3,894,824)	(382,717)	(1,534,733)	(32,364,610)
INCREASE (DECREASE) IN NET ASSETS	(416,022)	(8,871,248)	(628,552)	(3,301,447)	(37,228,947)
NET ASSETS AT BEGINNING OF PERIOD	1,230,349	25,024,998	1,337,955	10,649,995	37,228,947
NET ASSETS AT END OF PERIOD	$814,327	$16,153,750	$709,403	$7,348,548	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	35,735	539,298	19,356	168,848	880,760
Units issued	104	13,961	11	3,247	31,875
Units redeemed	(5,807)	(112,676)	(7,274)	(31,876)	(912,635)
Units outstanding at end of period	30,032	440,583	12,093	140,219	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Janus Henderson	Lazard Retirement
	Invesco V.I.	Invesco V.I.	Invesco V.I.	VIT Forty	Series Emerging
	S&P 500 Index	Technology	Technology	Institutional	Market Equity
	Series II*	Series I	Series II	Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$249,687	$(42,897)	$(37)	$(3)	$3
Net realized gains (losses)	9,860,542	1,202,950	1,134	32	(2)
Change in unrealized gains (losses)	(17,298,767)	(2,945,985)	(2,628)	(129)	(37)
Increase (decrease) in net assets from operations	(7,188,538)	(1,785,932)	(1,531)	(100)	(36)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	610	4,100	—	—	—
Transfers for contract benefits and terminations	(924,761)	(170,643)	(70)	—	—
Contract maintenance charge	(8,844)	(1,106)	—	(1)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(45,203,462)	(32,273)	(2)	14	(5)
Increase (decrease) in net assets from contract
transactions	(46,136,457)	(199,922)	(72)	13	(6)
INCREASE (DECREASE) IN NET ASSETS	(53,324,995)	(1,985,854)	(1,603)	(87)	(42)
NET ASSETS AT BEGINNING OF PERIOD	53,324,995	4,477,760	3,797	286	207
NET ASSETS AT END OF PERIOD	$—	$2,491,906	$2,194	$199	$165

UNITS OUTSTANDING
Units outstanding at beginning of period	1,487,866	83,130	75	4	4
Units issued	8,169	1,015	—	—	—
Units redeemed	(1,496,035)	(6,101)	(1)	—	—
Units outstanding at end of period	—	78,044	74	4	4

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Legg Mason
	Partners
	Clearbridge
	Variable Large		Lord Abbett	Lord Abbett	Lord Abbett
	Cap Value	Lord Abbett	Fundamental	Growth	Growth
	Class I	Bond Debenture	Equity	and Income	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4)	$189,671	$(12,065)	$(21,074)	$(45,694)
Net realized gains (losses)	41	(105,149)	253,808	535,074	205,881
Change in unrealized gains (losses)	(117)	(1,341,148)	(539,335)	(1,170,222)	(1,443,858)
Increase (decrease) in net assets from operations	(80)	(1,256,626)	(297,592)	(656,222)	(1,283,671)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	6,786	1,050	—	4,199
Transfers for contract benefits and terminations	—	(758,846)	(155,424)	(678,932)	(290,005)
Contract maintenance charge	(5)	(23,520)	(3,004)	(12,985)	(8,178)
Transfers among the sub-accounts and with the
Fixed Account - net	(177)	(299,147)	(43,613)	(82,285)	57,274
Increase (decrease) in net assets from contract
transactions	(182)	(1,074,727)	(200,991)	(774,202)	(236,710)
INCREASE (DECREASE) IN NET ASSETS	(262)	(2,331,353)	(498,583)	(1,430,424)	(1,520,381)
NET ASSETS AT BEGINNING OF PERIOD	935	9,153,561	2,249,387	6,088,953	3,904,826
NET ASSETS AT END OF PERIOD	$673	$6,822,208	$1,750,804	$4,658,529	$2,384,445

UNITS OUTSTANDING
Units outstanding at beginning of period	27	415,843	70,113	224,236	81,608
Units issued	—	13,996	634	9,034	4,459
Units redeemed	(5)	(69,132)	(7,750)	(40,302)	(11,037)
Units outstanding at end of period	22	360,707	62,997	192,968	75,030
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Lord Abbett	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Growth	Growth	High Yield	Investors Trust
	Stock	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(53,001)	$(11,923)	$(945)	$17,582	$(5,582)
Net realized gains (losses)	656,769	122,732	10,753	(41,279)	103,503
Change in unrealized gains (losses)	(1,464,002)	(478,901)	(34,732)	(41,085)	(247,453)
Increase (decrease) in net assets from operations	(860,234)	(368,092)	(24,924)	(64,782)	(149,532)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	—	—	—	—
Transfers for contract benefits and terminations	(1,549,126)	(77,972)	(7,114)	(14,227)	(25,567)
Contract maintenance charge	(11,045)	(354)	(16)	(74)	(369)
Transfers among the sub-accounts and with the
Fixed Account - net	(229,579)	(8,413)	4,829	(225,344)	(8,150)
Increase (decrease) in net assets from contract
transactions	(1,788,550)	(86,739)	(2,301)	(239,645)	(34,086)
INCREASE (DECREASE) IN NET ASSETS	(2,648,784)	(454,831)	(27,225)	(304,427)	(183,618)
NET ASSETS AT BEGINNING OF PERIOD	7,724,190	1,165,560	79,395	561,241	849,809
NET ASSETS AT END OF PERIOD	$5,075,406	$710,729	$52,170	$256,814	$666,191

UNITS OUTSTANDING
Units outstanding at beginning of period	299,999	22,621	1,756	22,953	24,502
Units issued	1,634	240	138	8	11
Units redeemed	(78,646)	(3,110)	(173)	(11,075)	(1,125)
Units outstanding at end of period	222,987	19,751	1,721	11,886	23,388
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	New Discovery	New Discovery	Research	Research
	Service Class	Initial Class	Service Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,421)	$(13,368)	$(1,069)	$(3,940)	$(480)
Net realized gains (losses)	36,420	317,309	22,749	66,604	7,602
Change in unrealized gains (losses)	(67,239)	(687,148)	(52,230)	(149,621)	(15,777)
Increase (decrease) in net assets from operations	(32,240)	(383,207)	(30,550)	(86,957)	(8,655)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	420	—	—	—
Transfers for contract benefits and terminations	(65,931)	(47,323)	(8,146)	(63,387)	(9,383)
Contract maintenance charge	(23)	(626)	(29)	(93)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(32)	136,400	4,844	(20,624)	(33)
Increase (decrease) in net assets from contract
transactions	(65,986)	88,871	(3,331)	(84,104)	(9,420)
INCREASE (DECREASE) IN NET ASSETS	(98,226)	(294,336)	(33,881)	(171,061)	(18,075)
NET ASSETS AT BEGINNING OF PERIOD	171,338	1,262,050	96,510	487,723	48,163
NET ASSETS AT END OF PERIOD	$73,112	$967,714	$62,629	$316,662	$30,088

UNITS OUTSTANDING
Units outstanding at beginning of period	4,936	19,299	2,080	13,757	1,346
Units issued	—	2,780	124	9	—
Units redeemed	(2,420)	(853)	(210)	(2,721)	(306)
Units outstanding at end of period	2,516	21,226	1,994	11,045	1,040
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	MFS VIT			Morgan Stanley
	Total Return	MFS VIT	MFS VIT	VIF Core Plus	Morgan Stanley
	Bond	Utilities	Utilities	Fixed Income	VIF Discovery
	Initial Class	Initial Class	Service Class	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$9,194	$1,559	$935	$3,098	$(213,585)
Net realized gains (losses)	(21,101)	17,981	6,451	(1,543)	3,135,828
Change in unrealized gains (losses)	(97,317)	(20,834)	(8,937)	(24,477)	(18,069,397)
Increase (decrease) in net assets from operations	(109,224)	(1,294)	(1,551)	(22,922)	(15,147,154)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	60
Transfers for contract benefits and terminations	(36,576)	(35,568)	(4,034)	(22,401)	(944,127)
Contract maintenance charge	(235)	(25)	(3)	(96)	(2,271)
Transfers among the sub-accounts and with the
Fixed Account - net	151,791	3	1	424	(926,902)
Increase (decrease) in net assets from contract
transactions	114,980	(35,590)	(4,036)	(22,073)	(1,873,240)
INCREASE (DECREASE) IN NET ASSETS	5,756	(36,884)	(5,587)	(44,995)	(17,020,394)
NET ASSETS AT BEGINNING OF PERIOD	618,619	204,068	132,469	155,952	24,911,857
NET ASSETS AT END OF PERIOD	$624,375	$167,184	$126,882	$110,957	$7,891,463

UNITS OUTSTANDING
Units outstanding at beginning of period	26,650	4,224	3,126	8,511	265,160
Units issued	17,116	—	—	46	16,021
Units redeemed	(12,127)	(740)	(112)	(1,360)	(50,210)
Units outstanding at end of period	31,639	3,484	3,014	7,197	230,971
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(145,253)	$179,046	$(104,679)	$(28,139)	$(204,078)
Net realized gains (losses)	2,390,441	(181,977)	954,929	218,996	1,202,864
Change in unrealized gains (losses)	(12,120,258)	(744,327)	(3,754,076)	(934,504)	(5,392,717)
Increase (decrease) in net assets from operations	(9,875,070)	(747,258)	(2,903,826)	(743,647)	(4,393,931)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,058	18	180	—	480
Transfers for contract benefits and terminations	(918,126)	(319,648)	(616,857)	(239,459)	(2,170,905)
Contract maintenance charge	(33,530)	(6,993)	(2,414)	(8,881)	(51,990)
Transfers among the sub-accounts and with the
Fixed Account - net	798,832	21,955	(335,379)	18,759	(383,408)
Increase (decrease) in net assets from contract
transactions	(134,766)	(304,668)	(954,470)	(229,581)	(2,605,823)
INCREASE (DECREASE) IN NET ASSETS	(10,009,836)	(1,051,926)	(3,858,296)	(973,228)	(6,999,754)
NET ASSETS AT BEGINNING OF PERIOD	15,745,763	3,760,432	11,436,610	2,906,108	23,526,297
NET ASSETS AT END OF PERIOD	$5,735,927	$2,708,506	$7,578,314	$1,932,880	$16,526,543

UNITS OUTSTANDING
Units outstanding at beginning of period	175,850	138,635	441,108	68,901	417,609
Units issued	39,767	8,398	14,924	1,753	7,714
Units redeemed	(34,290)	(22,256)	(59,702)	(8,287)	(62,721)
Units outstanding at end of period	181,327	124,777	396,330	62,367	362,602
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$314,443	$74,559	$(490,697)	$(207,837)	$(2,979,876)
Net realized gains (losses)	930,583	373,897	5,677,174	1,866,109	76,616,787
Change in unrealized gains (losses)	(3,320,804)	(1,268,860)	(12,689,669)	(4,200,126)	(313,004,182)
Increase (decrease) in net assets from operations	(2,075,778)	(820,404)	(7,503,192)	(2,541,854)	(239,367,271)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	360	—	548	1,500	(122,223)
Transfers for contract benefits and terminations	(2,602,610)	(359,240)	(4,219,336)	(1,052,685)	(21,244,192)
Contract maintenance charge	(7,417)	(3,578)	(10,780)	(17,007)	(62,560)
Transfers among the sub-accounts and with the
Fixed Account - net	(439,533)	(127,646)	376,495	(131,286)	(10,968,425)
Increase (decrease) in net assets from contract
transactions	(3,049,200)	(490,464)	(3,853,073)	(1,199,478)	(32,397,400)
INCREASE (DECREASE) IN NET ASSETS	(5,124,978)	(1,310,868)	(11,356,265)	(3,741,332)	(271,764,671)
NET ASSETS AT BEGINNING OF PERIOD	23,814,623	8,524,490	42,963,064	14,162,211	409,937,876
NET ASSETS AT END OF PERIOD	$18,689,645	$7,213,622	$31,606,799	$10,420,879	$138,173,205

UNITS OUTSTANDING
Units outstanding at beginning of period	389,062	377,248	2,049,418	752,202	6,301,878
Units issued	5,716	7,665	91,153	10,062	133,818
Units redeemed	(54,144)	(29,620)	(307,026)	(81,994)	(1,143,461)
Units outstanding at end of period	340,634	355,293	1,833,545	680,270	5,292,235
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(845,445)	$(41,558)	$(78,060)	$100,399	$(63,888)
Net realized gains (losses)	20,870,860	2,162,927	2,642,489	(320,645)	(369,517)
Change in unrealized gains (losses)	(73,488,522)	(5,333,831)	(6,477,437)	(4,470,925)	(5,904,033)
Increase (decrease) in net assets from operations	(53,463,107)	(3,212,462)	(3,913,008)	(4,691,171)	(6,337,438)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	61	9,265	25	2,154
Transfers for contract benefits and terminations	(3,962,716)	(675,240)	(1,065,755)	(3,183,765)	(2,895,136)
Contract maintenance charge	(67,418)	(1,944)	(31,023)	(7,880)	(35,506)
Transfers among the sub-accounts and with the
Fixed Account - net	(661,469)	(250,598)	365,192	(240,306)	(354,973)
Increase (decrease) in net assets from contract
transactions	(4,691,603)	(927,721)	(722,321)	(3,431,926)	(3,283,461)
INCREASE (DECREASE) IN NET ASSETS	(58,154,710)	(4,140,183)	(4,635,329)	(8,123,097)	(9,620,899)
NET ASSETS AT BEGINNING OF PERIOD	90,556,097	11,941,426	14,411,083	27,970,263	36,559,589
NET ASSETS AT END OF PERIOD	$32,401,387	$7,801,243	$9,775,754	$19,847,166	$26,938,690

UNITS OUTSTANDING
Units outstanding at beginning of period	3,009,464	233,815	331,392	647,274	1,772,631
Units issued	124,445	8,339	23,815	17,649	100,889
Units redeemed	(355,717)	(28,791)	(41,213)	(108,140)	(286,455)
Units outstanding at end of period	2,778,192	213,363	313,994	556,783	1,587,065
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					PIMCO VIT
			PIMCO VIT		International
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	Bond (U.S.
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Dollar-Hedged)
	Cap Growth	Equity	Strategy	Markets Bond	Institutional
	Class I	Class I	Advisor Class	Advisor Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26)	$(390)	$94,008	$8,696	$—
Net realized gains (losses)	316	3,326	(55,264)	(18,974)	(9)
Change in unrealized gains (losses)	(950)	(10,811)	16,526	(51,189)	(90)
Increase (decrease) in net assets from operations	(660)	(7,875)	55,270	(61,467)	(99)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(432)	(131,112)	(67,026)	—
Contract maintenance charge	(8)	(12)	(1,998)	(1,075)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	—	(32,128)	(18,573)	(75)
Increase (decrease) in net assets from contract
transactions	(10)	(444)	(165,238)	(86,674)	(78)
INCREASE (DECREASE) IN NET ASSETS	(670)	(8,319)	(109,968)	(148,141)	(177)
NET ASSETS AT BEGINNING OF PERIOD	2,220	40,050	498,375	389,237	861
NET ASSETS AT END OF PERIOD	$1,550	$31,731	$388,407	$241,096	$684

UNITS OUTSTANDING
Units outstanding at beginning of period	37	2,586	73,415	21,684	44
Units issued	—	—	821	472	—
Units redeemed	—	(34)	(20,302)	(5,936)	(4)
Units outstanding at end of period	37	2,552	53,934	16,220	40
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Putnam VT
			PIMCO VIT	Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Total Return	Diversified	Markets
	Real Return	Total Return	Institutional	Income	Equity Fund
	Advisor Class	Advisor Class	Class	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$126,413	$45,745	$5	$557,481	$(81,229)
Net realized gains (losses)	(8,657)	(163,249)	—	(408,664)	648,109
Change in unrealized gains (losses)	(473,869)	(892,687)	(71)	(540,854)	(2,738,839)
Increase (decrease) in net assets from operations	(356,113)	(1,010,191)	(66)	(392,037)	(2,171,959)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,326	8,093
Transfers for contract benefits and terminations	(293,862)	(787,301)	—	(1,055,864)	(238,023)
Contract maintenance charge	(7,449)	(16,973)	(1)	(16,599)	(22,560)
Transfers among the sub-accounts and with the
Fixed Account - net	(90,978)	(60,505)	(2)	(196,218)	(103,319)
Increase (decrease) in net assets from contract
transactions	(392,289)	(864,779)	(3)	(1,267,355)	(355,809)
INCREASE (DECREASE) IN NET ASSETS	(748,402)	(1,874,970)	(69)	(1,659,392)	(2,527,768)
NET ASSETS AT BEGINNING OF PERIOD	2,871,882	6,756,672	433	10,975,618	7,733,911
NET ASSETS AT END OF PERIOD	$2,123,480	$4,881,702	$364	$9,316,226	$5,206,143

UNITS OUTSTANDING
Units outstanding at beginning of period	187,275	419,117	23	584,381	421,433
Units issued	5,429	20,838	—	14,913	43,551
Units redeemed	(32,887)	(81,110)	—	(83,381)	(67,624)
Units outstanding at end of period	159,817	358,845	23	515,913	397,360
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT
	Focused	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	International	George Putnam	Global	Global	Government
	Equity	Balanced	Asset Allocation	Health Care	Money Market
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$51,773	$(206,932)	$(15,549)	$(182,884)	$(110,163)
Net realized gains (losses)	5,346,706	3,712,923	1,264,190	1,989,728	—
Change in unrealized gains (losses)	(8,589,497)	(10,981,505)	(3,977,899)	(3,118,195)	—
Increase (decrease) in net assets from operations	(3,191,018)	(7,475,514)	(2,729,258)	(1,311,351)	(110,163)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,295	7,274	54	11,183	7,890
Transfers for contract benefits and terminations	(1,134,454)	(4,160,206)	(1,395,975)	(1,655,615)	(4,240,104)
Contract maintenance charge	(31,317)	(82,740)	(33,519)	(49,031)	(77,684)
Transfers among the sub-accounts and with the
Fixed Account - net	(149,645)	331,692	(319,765)	(236,156)	2,971,682
Increase (decrease) in net assets from contract
transactions	(1,314,121)	(3,903,980)	(1,749,205)	(1,929,619)	(1,338,216)
INCREASE (DECREASE) IN NET ASSETS	(4,505,139)	(11,379,494)	(4,478,463)	(3,240,970)	(1,448,379)
NET ASSETS AT BEGINNING OF PERIOD	16,964,968	44,520,169	16,251,027	21,045,970	23,722,307
NET ASSETS AT END OF PERIOD	$12,459,829	$33,140,675	$11,772,564	$17,805,000	$22,273,928

UNITS OUTSTANDING
Units outstanding at beginning of period	954,618	1,722,687	589,698	462,579	2,626,853
Units issued	26,984	58,497	8,872	5,350	620,984
Units redeemed	(116,958)	(234,304)	(81,673)	(51,697)	(780,769)
Units outstanding at end of period	864,644	1,546,880	516,897	416,232	2,467,068

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT			Putnam VT	Putnam VT
	Growth	Putnam VT	Putnam VT	International	International
	Opportunities	High Yield	Income	Equity	Value
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,402,197)	$477,840	$1,301,371	$12,914	$44,278
Net realized gains (losses)	19,841,818	(289,020)	(1,239,018)	3,698,103	118,185
Change in unrealized gains (losses)	(57,165,853)	(2,069,968)	(5,281,244)	(11,008,702)	(750,585)
Increase (decrease) in net assets from operations	(38,726,232)	(1,881,148)	(5,218,891)	(7,297,685)	(588,122)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	22,337	3,287	7,842	14,016	4,978
Transfers for contract benefits and terminations	(12,386,184)	(1,167,820)	(2,825,008)	(2,716,281)	(354,131)
Contract maintenance charge	(196,639)	(33,817)	(79,969)	(74,286)	(14,718)
Transfers among the sub-accounts and with the
Fixed Account - net	103,904	(153,670)	(617,014)	(239,270)	(335,542)
Increase (decrease) in net assets from contract
transactions	(12,456,582)	(1,352,020)	(3,514,149)	(3,015,821)	(699,413)
INCREASE (DECREASE) IN NET ASSETS	(51,182,814)	(3,233,168)	(8,733,040)	(10,313,506)	(1,287,535)
NET ASSETS AT BEGINNING OF PERIOD	128,043,887	14,967,622	36,079,421	45,531,656	7,229,191
NET ASSETS AT END OF PERIOD	$76,861,073	$11,734,454	$27,346,381	$35,218,150	$5,941,656

UNITS OUTSTANDING
Units outstanding at beginning of period	5,073,243	536,712	1,933,758	2,485,493	409,628
Units issued	129,099	16,047	69,341	97,859	8,243
Units redeemed	(733,275)	(68,652)	(280,132)	(284,006)	(53,427)
Units outstanding at end of period	4,469,067	484,107	1,722,967	2,299,346	364,444
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Putnam VT			Putnam VT
	Putnam VT	Mortgage	Putnam VT	Putnam VT	Small Cap
	Large Cap Value	Securities	Multi-Cap Core	Research	Growth
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$108,291	$493,225	$(155,795)	$(145,176)	$(42,208)
Net realized gains (losses)	17,505,302	(264,075)	12,814,260	2,084,517	583,777
Change in unrealized gains (losses)	(24,593,859)	(990,088)	(20,813,675)	(5,767,767)	(1,747,070)
Increase (decrease) in net assets from operations	(6,980,266)	(760,938)	(8,155,210)	(3,828,426)	(1,205,501)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,496	630	6,482	8,225	500
Transfers for contract benefits and terminations	(17,118,690)	(491,958)	(7,572,198)	(1,515,837)	(182,348)
Contract maintenance charge	(282,290)	(15,028)	(78,134)	(42,058)	(9,314)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,997,821)	(113,364)	(504,185)	(164,926)	(205,630)
Increase (decrease) in net assets from contract
transactions	(19,379,305)	(619,720)	(8,148,035)	(1,714,596)	(396,792)
INCREASE (DECREASE) IN NET ASSETS	(26,359,571)	(1,380,658)	(16,303,245)	(5,543,022)	(1,602,293)
NET ASSETS AT BEGINNING OF PERIOD	153,862,610	7,119,302	50,687,175	21,384,509	4,196,919
NET ASSETS AT END OF PERIOD	$127,503,039	$5,738,644	$34,383,930	$15,841,487	$2,594,626

UNITS OUTSTANDING
Units outstanding at beginning of period	3,513,202	440,435	1,665,902	593,958	71,390
Units issued	175,324	11,737	32,833	7,106	1,320
Units redeemed	(590,929)	(48,864)	(291,307)	(61,721)	(10,374)
Units outstanding at end of period	3,097,597	403,308	1,407,428	539,343	62,336
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Putnam VT	Putnam VT	Templeton
	Putnam VT	Sustainable	Sustainable	Developing	Templeton
	Small Cap Value	Future	Leaders	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(311,553)	$(66,829)	$(565,950)	$34,824	$290,419
Net realized gains (losses)	3,002,245	1,168,385	11,494,614	139,620	(591,797)
Change in unrealized gains (losses)	(6,343,254)	(3,446,122)	(30,985,937)	(1,426,115)	(1,855,091)
Increase (decrease) in net assets from operations	(3,652,562)	(2,344,566)	(20,057,273)	(1,251,671)	(2,156,469)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,615	—	39,310	7,048	17,261
Transfers for contract benefits and terminations	(2,224,541)	(497,515)	(4,768,515)	(901,846)	(3,143,703)
Contract maintenance charge	(33,588)	(13,587)	(179,893)	(13,954)	(45,333)
Transfers among the sub-accounts and with the
Fixed Account - net	(730,516)	(39,888)	(558,931)	27,052	(1,159,638)
Increase (decrease) in net assets from contract
transactions	(2,986,030)	(550,990)	(5,468,029)	(881,700)	(4,331,413)
INCREASE (DECREASE) IN NET ASSETS	(6,638,592)	(2,895,556)	(25,525,302)	(2,133,371)	(6,487,882)
NET ASSETS AT BEGINNING OF PERIOD	27,120,407	6,872,692	85,428,502	5,634,522	25,784,400
NET ASSETS AT END OF PERIOD	$20,481,815	$3,977,136	$59,903,200	$3,501,151	$19,296,518

UNITS OUTSTANDING
Units outstanding at beginning of period	590,129	110,907	2,454,149	133,993	1,376,605
Units issued	13,598	3,389	22,807	10,486	57,741
Units redeemed	(87,319)	(15,550)	(208,061)	(36,991)	(293,630)
Units outstanding at end of period	516,408	98,746	2,268,895	107,488	1,140,716
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Templeton	Templeton
	Global Bond	Growth
	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,869)	$(3,723)
Net realized gains (losses)	(23,995)	(2,613)
Change in unrealized gains (losses)	(7,254)	(36,703)
Increase (decrease) in net assets from operations	(41,118)	(43,039)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(62,014)	(19,997)
Contract maintenance charge	(904)	(129)
Transfers among the sub-accounts and with the
Fixed Account - net	145,263	(1)
Increase (decrease) in net assets from contract
transactions	82,345	(20,127)
INCREASE (DECREASE) IN NET ASSETS	41,227	(63,166)
NET ASSETS AT BEGINNING OF PERIOD	647,460	344,458
NET ASSETS AT END OF PERIOD	$688,687	$281,292

UNITS OUTSTANDING
Units outstanding at beginning of period	26,404	13,491
Units issued	10,082	1
Units redeemed	(4,585)	(836)
Units outstanding at end of period	31,901	12,656

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(400,652)	$(4,727)	$(633,872)	$(89,953)	$(123)
Net realized gains (losses)	1,281,129	31,099	4,938,687	323,800	321
Change in unrealized gains (losses)	7,545,696	388,618	4,556,960	1,972,334	435
Increase (decrease) in net assets from operations	8,426,173	414,990	8,861,775	2,206,181	633
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,496	—	469	—	—
Transfers for contract benefits and terminations	(2,979,928)	(627,872)	(4,727,814)	(1,014,815)	—
Contract maintenance charge	(22,118)	(11,482)	(34,894)	(27,449)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(149,572)	11,246	198,966	(371,456)	4
Increase (decrease) in net assets from contract
transactions	(3,123,122)	(628,108)	(4,563,273)	(1,413,720)	(1)
INCREASE (DECREASE) IN NET ASSETS	5,303,051	(213,118)	4,298,502	792,461	632
NET ASSETS AT BEGINNING OF PERIOD	33,922,335	4,837,295	35,857,911	6,993,811	8,858
NET ASSETS AT END OF PERIOD	$39,225,386	$4,624,177	$40,156,413	$7,786,272	$9,490

UNITS OUTSTANDING
Units outstanding at beginning of period	1,308,849	459,905	1,182,282	179,515	320
Units issued	43,568	16,827	32,183	1,613	—
Units redeemed	(146,338)	(73,107)	(162,081)	(30,710)	—
Units outstanding at end of period	1,206,079	403,625	1,052,384	150,418	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2022.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(43,406)	$(26,923)	$(9,780)	$(87,565)	$(14)
Net realized gains (losses)	95,218	70,388	15,323	259,703	877
Change in unrealized gains (losses)	195,811	145,825	48,086	489,601	(762)
Increase (decrease) in net assets from operations	247,623	189,290	53,629	661,739	101
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(162,859)	(104,257)	(29,459)	417,752	(2,082)
Contract maintenance charge	(10,349)	(6,958)	(3,799)	(25,115)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	44,176	(6,999)	23,016	(62,188)	2
Increase (decrease) in net assets from contract
transactions	(129,032)	(118,214)	(10,242)	330,449	(2,086)
INCREASE (DECREASE) IN NET ASSETS	118,591	71,076	43,387	992,188	(1,985)
NET ASSETS AT BEGINNING OF PERIOD	2,385,924	1,610,489	559,708	5,381,213	1,985
NET ASSETS AT END OF PERIOD	$2,504,515	$1,681,565	$603,095	$6,373,401	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	187,042	83,378	34,767	291,584	140
Units issued	15,432	297	1,369	41,236	11
Units redeemed	(24,624)	(5,869)	(1,853)	(24,985)	(151)
Units outstanding at end of period	177,850	77,806	34,283	307,835	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond*	Sayles Bond*	2022	2023	2024
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(653)	$(1,042)	$(8,942)	$(1,882)	$(815)
Net realized gains (losses)	73	2,134	1,026	377	191
Change in unrealized gains (losses)	(367)	(3,193)	(5,707)	(2,539)	(1,498)
Increase (decrease) in net assets from operations	(947)	(2,101)	(13,623)	(4,044)	(2,122)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(474)	(2,698)	(1,966)	—	—
Contract maintenance charge	(19)	(20)	(65)	(140)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(7,738)	3,822	—	—
Increase (decrease) in net assets from contract
transactions	(494)	(10,456)	1,791	(140)	(35)
INCREASE (DECREASE) IN NET ASSETS	(1,441)	(12,557)	(11,832)	(4,184)	(2,157)
NET ASSETS AT BEGINNING OF PERIOD	49,994	91,668	510,085	128,202	55,703
NET ASSETS AT END OF PERIOD	$48,553	$79,111	$498,253	$124,018	$53,546

UNITS OUTSTANDING
Units outstanding at beginning of period	4,211	5,770	40,266	11,339	4,950
Units issued	—	—	420	—	—
Units redeemed	(40)	(685)	(274)	(12)	(4)
Units outstanding at end of period	4,171	5,085	40,412	11,327	4,946
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2026	2030	2031	2032	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,073)	$(1,342)	$(825)	$(58)	$(51,584)
Net realized gains (losses)	369	(693)	(141)	91	717,434
Change in unrealized gains (losses)	(5,855)	(7,419)	1,055	129	(185,857)
Increase (decrease) in net assets from operations	(7,559)	(9,454)	89	162	479,993
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(44,051)	—	—	(1,409,095)
Contract maintenance charge	(105)	(35)	(40)	—	(10,719)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(95,280)	97,209	14,219	(2,693)
Increase (decrease) in net assets from contract
transactions	(105)	(139,366)	97,169	14,219	(1,422,507)
INCREASE (DECREASE) IN NET ASSETS	(7,664)	(148,820)	97,258	14,381	(942,514)
NET ASSETS AT BEGINNING OF PERIOD	143,552	166,089	13,113	—	3,588,349
NET ASSETS AT END OF PERIOD	$135,888	$17,269	$110,371	$14,381	$2,645,835

UNITS OUTSTANDING
Units outstanding at beginning of period	12,313	13,062	1,176	—	190,949
Units issued	—	—	13,685	2,122	2,760
Units redeemed	(10)	(11,623)	(4,312)	(581)	(69,640)
Units outstanding at end of period	12,303	1,439	10,549	1,541	124,069
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					AST
	AST	AST	AST	AST	Goldman Sachs
	Cohen & Steers	Cohen & Steers	Emerging	Global	Small-Cap
	Global Realty	Realty	Markets Equity	Bond	Value*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29)	$(206)	$(76)	$(208)	$(40)
Net realized gains (losses)	62	106	54	(69)	117
Change in unrealized gains (losses)	350	4,375	(26)	(235)	436
Increase (decrease) in net assets from operations	383	4,275	(48)	(512)	513
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(91)	—	(282)	(468)	(131)
Contract maintenance charge	(10)	—	(28)	(8)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	(5,637)	—
Increase (decrease) in net assets from contract
transactions	(101)	—	(310)	(6,113)	(145)
INCREASE (DECREASE) IN NET ASSETS	282	4,275	(358)	(6,625)	368
NET ASSETS AT BEGINNING OF PERIOD	1,647	10,549	4,754	18,554	2,188
NET ASSETS AT END OF PERIOD	$1,929	$14,824	$4,396	$11,929	$2,556

UNITS OUTSTANDING
Units outstanding at beginning of period	109	537	473	1,842	87
Units issued	—	—	—	—	—
Units redeemed	(7)	—	(29)	(624)	(5)
Units outstanding at end of period	102	537	444	1,218	82
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST		AST	AST	AST
	Government	AST	Large-Cap	International	International
	Money Market	High Yield	Value*	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,240)	$(382)	$(20)	$(824)	$(264)
Net realized gains (losses)	—	296	12	992	1,577
Change in unrealized gains (losses)	—	1,818	390	6,881	187
Increase (decrease) in net assets from operations	(4,240)	1,732	382	7,049	1,500
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,407,532)	(517)	—	(723)	—
Contract maintenance charge	(5)	(18)	(2)	(25)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	1,407,467	614	—	(26)	(7,214)
Increase (decrease) in net assets from contract
transactions	(70)	79	(2)	(774)	(7,227)
INCREASE (DECREASE) IN NET ASSETS	(4,310)	1,811	380	6,275	(5,727)
NET ASSETS AT BEGINNING OF PERIOD	195,604	33,099	1,369	63,393	22,070
NET ASSETS AT END OF PERIOD	$191,294	$34,910	$1,749	$69,668	$16,343

UNITS OUTSTANDING
Units outstanding at beginning of period	23,374	1,765	80	3,642	2,186
Units issued	146,833	33	—	4	—
Units redeemed	(146,893)	(27)	—	(45)	(673)
Units outstanding at end of period	23,314	1,771	80	3,601	1,513
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				AST
		AST	AST	J.P. Morgan
	AST	J.P. Morgan	J.P. Morgan	Tactical	AST
	Investment	Global	International	Preservation	Large-Cap
	Grade Bond	Thematic	Equity	Portfolio*	Core
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(19,721)	$(1,728)	$(1,946)	$(32,850)	$(65)
Net realized gains (losses)	54,037	12,963	649	73,208	11
Change in unrealized gains (losses)	(89,538)	2,706	9,734	85,071	1,535
Increase (decrease) in net assets from operations	(55,222)	13,941	8,437	125,429	1,481
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(76,492)	(29,745)	—	(113,191)	(293)
Contract maintenance charge	(11,138)	(568)	(3)	(10,020)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(243,086)	707	—	393,441	28,473
Increase (decrease) in net assets from contract
transactions	(330,716)	(29,606)	(3)	270,230	28,180
INCREASE (DECREASE) IN NET ASSETS	(385,938)	(15,665)	8,434	395,659	29,661
NET ASSETS AT BEGINNING OF PERIOD	1,742,020	132,919	94,521	1,746,416	—
NET ASSETS AT END OF PERIOD	$1,356,082	$117,254	$102,955	$2,142,075	$29,661

UNITS OUTSTANDING
Units outstanding at beginning of period	86,621	7,087	7,573	110,982	—
Units issued	31,246	163	—	31,623	2,081
Units redeemed	(48,335)	(1,589)	—	(14,042)	(28)
Units outstanding at end of period	69,532	5,661	7,573	128,563	2,053
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					AST
	AST				Neuberger
	Loomis Sayles	AST		AST	Berman/LSV
	Large-Cap	MFS Global	AST	Mid-Cap	Mid-Cap
	Growth*	Equity	MFS Growth*	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,993)	$(240)	$(71)	$(732)	$(834)
Net realized gains (losses)	42,198	895	72	966	278
Change in unrealized gains (losses)	(8,269)	2,754	1,245	4,105	13,667
Increase (decrease) in net assets from operations	30,936	3,409	1,246	4,339	13,111
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(3,533)	(1,181)	—	(829)	—
Contract maintenance charge	(45)	(2)	(14)	(15)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,573)	—	(1)	2	34,286
Increase (decrease) in net assets from contract
transactions	(52,151)	(1,183)	(15)	(842)	34,270
INCREASE (DECREASE) IN NET ASSETS	(21,215)	2,226	1,231	3,497	47,381
NET ASSETS AT BEGINNING OF PERIOD	202,510	22,213	5,668	49,018	21,392
NET ASSETS AT END OF PERIOD	$181,295	$24,439	$6,899	$52,515	$68,773

UNITS OUTSTANDING
Units outstanding at beginning of period	5,957	900	151	1,453	1,082
Units issued	1	—	(1)	1	1,595
Units redeemed	(1,367)	(44)	—	(23)	—
Units outstanding at end of period	4,591	856	150	1,431	2,677
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST	AST		AST
	Preservation	Prudential	AST	Small-Cap	AST
	Asset	Growth	Small-Cap	Growth	Small-Cap
	Allocation	Allocation	Growth	Opportunities*	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(59,414)	$(147,938)	$(113)	$(251)	$(494)
Net realized gains (losses)	254,455	810,018	190	362	349
Change in unrealized gains (losses)	(19,463)	702,228	315	(605)	9,802
Increase (decrease) in net assets from operations	175,578	1,364,308	392	(494)	9,657
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(515,536)	(1,133,502)	(634)	(243)	—
Contract maintenance charge	(15,737)	(54,721)	—	(10)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(14,596)	(751,114)	—	83	—
Increase (decrease) in net assets from contract
transactions	(545,869)	(1,939,337)	(634)	(170)	(5)
INCREASE (DECREASE) IN NET ASSETS	(370,291)	(575,029)	(242)	(664)	9,652
NET ASSETS AT BEGINNING OF PERIOD	3,959,281	9,997,658	11,042	18,157	32,320
NET ASSETS AT END OF PERIOD	$3,588,990	$9,422,629	$10,800	$17,493	$41,972

UNITS OUTSTANDING
Units outstanding at beginning of period	236,275	644,775	277	611	1,643
Units issued	741	37,675	—	3	—
Units redeemed	(31,198)	(152,216)	(15)	(9)	—
Units outstanding at end of period	205,818	530,234	262	605	1,643
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST	AST	AST	AST	AST
	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	Wellington
	Asset	Large-Cap	Large-Cap	Natural	Management
	Allocation	Growth*	Value*	Resources	Hedged Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(60,585)	$(127)	$(1,929)	$(213)	$(3,715)
Net realized gains (losses)	266,284	116	738	3,806	47,472
Change in unrealized gains (losses)	158,378	1,598	25,722	(189)	(21,202)
Increase (decrease) in net assets from operations	364,077	1,587	24,531	3,404	22,555
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(496,083)	—	(954)	—	(119,556)
Contract maintenance charge	(9,501)	(8)	(22)	(10)	(315)
Transfers among the sub-accounts and with the
Fixed Account - net	1,009,128	(1)	1	(19,096)	1,196
Increase (decrease) in net assets from contract
transactions	503,544	(9)	(975)	(19,106)	(118,675)
INCREASE (DECREASE) IN NET ASSETS	867,621	1,578	23,556	(15,702)	(96,120)
NET ASSETS AT BEGINNING OF PERIOD	3,466,662	10,076	104,494	21,477	244,150
NET ASSETS AT END OF PERIOD	$4,334,283	$11,654	$128,050	$5,775	$148,030

UNITS OUTSTANDING
Units outstanding at beginning of period	179,762	210	7,566	2,527	17,014
Units issued	49,697	—	—	—	202
Units redeemed	(26,901)	—	(56)	(1,968)	(7,776)
Units outstanding at end of period	202,558	210	7,510	559	9,440
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			BNY Mellon		BNY Mellon VIF
	AST	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core	Stock Index	Equity Portfolio,	Government	Income
	Fixed Income*	Fund, Inc.	Inc	Money Market	Initial Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(663)	$(789)	$(70)	$(2,340)	$(200)
Net realized gains (losses)	2,002	16,721	461	—	2,048
Change in unrealized gains (losses)	(3,521)	52,731	3,577	—	3,129
Increase (decrease) in net assets from operations	(2,182)	68,663	3,968	(2,340)	4,977
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,193)	(3,887)	—	(113,802)	(534)
Contract maintenance charge	(21)	(143)	(8)	(70)	(32)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,996)	5	—	101,637	(640)
Increase (decrease) in net assets from contract
transactions	(11,210)	(4,025)	(8)	(12,235)	(1,206)
INCREASE (DECREASE) IN NET ASSETS	(13,392)	64,638	3,960	(14,575)	3,771
NET ASSETS AT BEGINNING OF PERIOD	67,269	258,699	15,536	173,554	21,034
NET ASSETS AT END OF PERIOD	$53,877	$323,337	$19,496	$158,979	$24,805

UNITS OUTSTANDING
Units outstanding at beginning of period	4,222	7,212	505	17,735	619
Units issued	—	—	—	9,658	—
Units redeemed	(752)	(80)	—	(10,997)	(32)
Units outstanding at end of period	3,470	7,132	505	16,396	587
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	DWS		DWS	DWS	DWS
	Capital Growth	DWS	CROCI®	Global Income	Global
	VIP	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,635)	$275	$2,364	$8,132	$(2,141)
Net realized gains (losses)	200,130	47,159	(595)	9,545	3,459
Change in unrealized gains (losses)	151,259	81,764	9,446	30,593	75,232
Increase (decrease) in net assets from operations	342,754	129,198	11,215	48,270	76,550
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	180	—	180
Transfers for contract benefits and terminations	(244,011)	(87,386)	(2,416)	(17,491)	(60,428)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	3,294	79,371	2,006	7,549	(227)
Increase (decrease) in net assets from contract
transactions	(240,717)	(8,015)	(230)	(9,942)	(60,475)
INCREASE (DECREASE) IN NET ASSETS	102,037	121,183	10,985	38,328	16,075
NET ASSETS AT BEGINNING OF PERIOD	1,730,761	543,900	133,126	484,040	570,847
NET ASSETS AT END OF PERIOD	$1,832,798	$665,083	$144,111	$522,368	$586,922

UNITS OUTSTANDING
Units outstanding at beginning of period	33,210	15,548	9,478	22,107	12,608
Units issued	69	1,996	157	403	410
Units redeemed	(4,476)	(2,258)	(174)	(842)	(1,653)
Units outstanding at end of period	28,803	15,286	9,461	21,668	11,365
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Federated
	DWS	DWS	Hermes
	Government	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP
	Money Market	Growth VIP	Money	Contrafund	Contrafund
	VIP Class A	Class A	Fund II	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(576)	$(2,792)	$(25,890)	$(63,190)	$(461,500)
Net realized gains (losses)	—	24,814	—	1,017,963	5,402,942
Change in unrealized gains (losses)	—	28,624	—	161,055	1,556,475
Increase (decrease) in net assets from operations	(576)	50,646	(25,890)	1,115,828	6,497,917
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	60	195	6,091
Transfers for contract benefits and terminations	(4,779)	(27,216)	(311,887)	(695,393)	(3,174,981)
Contract maintenance charge	—	—	(1,666)	(2,275)	(87,376)
Transfers among the sub-accounts and with the
Fixed Account - net	67,204	2,327	(40,112)	(47,561)	(495,219)
Increase (decrease) in net assets from contract
transactions	62,425	(24,649)	(353,605)	(745,034)	(3,751,485)
INCREASE (DECREASE) IN NET ASSETS	61,849	25,997	(379,495)	370,794	2,746,432
NET ASSETS AT BEGINNING OF PERIOD	81,797	395,129	2,013,270	4,737,465	27,177,444
NET ASSETS AT END OF PERIOD	$143,646	$421,126	$1,633,775	$5,108,259	$29,923,876

UNITS OUTSTANDING
Units outstanding at beginning of period	7,971	12,234	180,939	97,558	813,344
Units issued	9,382	140	6,973	5,262	13,616
Units redeemed	(3,255)	(837)	(38,480)	(20,230)	(113,311)
Units outstanding at end of period	14,098	11,537	149,432	82,590	713,649
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,492	$(17)	$(26,817)	$(26,648)	$(7,378)
Net realized gains (losses)	103,581	81,849	151,834	286,868	62,239
Change in unrealized gains (losses)	13,952	31,620	(27,865)	(29,291)	28,096
Increase (decrease) in net assets from operations	120,025	113,452	97,152	230,929	82,957
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	—	—	—
Transfers for contract benefits and terminations	(11,512)	(66,688)	(367,328)	(446,123)	(111,456)
Contract maintenance charge	(194)	(92)	(7,055)	(12,105)	(2,339)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,098)	(32,479)	33,377	295,594	183,519
Increase (decrease) in net assets from contract
transactions	(176,624)	(99,259)	(341,006)	(162,634)	69,724
INCREASE (DECREASE) IN NET ASSETS	(56,599)	14,193	(243,854)	68,295	152,681
NET ASSETS AT BEGINNING OF PERIOD	534,131	522,073	2,670,162	3,040,088	694,168
NET ASSETS AT END OF PERIOD	$477,532	$536,266	$2,426,308	$3,108,383	$846,849

UNITS OUTSTANDING
Units outstanding at beginning of period	18,639	22,139	150,292	157,630	32,588
Units issued	11	40	2,218	21,554	10,376
Units redeemed	(5,210)	(3,608)	(20,361)	(29,666)	(5,978)
Units outstanding at end of period	13,440	18,571	132,149	149,518	36,986
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,654)	$(404,630)	$(678,131)	$16,272	$(57,939)
Net realized gains (losses)	21,619	—	—	394,881	1,182,799
Change in unrealized gains (losses)	(8,479)	—	—	372,843	(315,517)
Increase (decrease) in net assets from operations	7,486	(404,630)	(678,131)	783,996	809,343
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	76,542	7,244	—	1,480
Transfers for contract benefits and terminations	(69,312)	(5,152,888)	(6,434,783)	(379,584)	(483,322)
Contract maintenance charge	(3,080)	(13,440)	(56,717)	(10,622)	(2,132)
Transfers among the sub-accounts and with the
Fixed Account - net	52,929	2,207,952	4,396,742	(211,989)	(213,647)
Increase (decrease) in net assets from contract
transactions	(19,463)	(2,881,834)	(2,087,514)	(602,195)	(697,621)
INCREASE (DECREASE) IN NET ASSETS	(11,977)	(3,286,464)	(2,765,645)	181,801	111,722
NET ASSETS AT BEGINNING OF PERIOD	588,158	30,241,869	39,740,291	3,559,526	3,956,867
NET ASSETS AT END OF PERIOD	$576,181	$26,955,405	$36,974,646	$3,741,327	$4,068,589

UNITS OUTSTANDING
Units outstanding at beginning of period	39,282	3,081,362	4,281,585	133,156	102,754
Units issued	3,557	936,064	776,507	1,042	318
Units redeemed	(4,772)	(1,232,955)	(1,004,172)	(20,847)	(17,532)
Units outstanding at end of period	38,067	2,784,471	4,053,920	113,351	85,540
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(45,092)	$(3,222)	$6,529	$44,748	$(6,299)
Net realized gains (losses)	409,060	51,780	(1,404)	(13,524)	410,121
Change in unrealized gains (losses)	(110,222)	(10,831)	437	2,850	502,243
Increase (decrease) in net assets from operations	253,746	37,727	5,562	34,074	906,065
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,000	—	—	—	6,735
Transfers for contract benefits and terminations	(298,801)	(17,963)	(35,016)	(153,139)	(451,480)
Contract maintenance charge	(6,266)	(16)	(161)	(2,504)	(1,475)
Transfers among the sub-accounts and with the
Fixed Account - net	133,684	(34)	7,546	(179,394)	(23,297)
Increase (decrease) in net assets from contract
transactions	(131,383)	(18,013)	(27,631)	(335,037)	(469,517)
INCREASE (DECREASE) IN NET ASSETS	122,363	19,714	(22,069)	(300,963)	436,548
NET ASSETS AT BEGINNING OF PERIOD	2,454,712	181,595	188,491	1,581,746	3,534,496
NET ASSETS AT END OF PERIOD	$2,577,075	$201,309	$166,422	$1,280,783	$3,971,044

UNITS OUTSTANDING
Units outstanding at beginning of period	40,701	4,980	9,752	82,820	117,744
Units issued	2,994	—	517	2,398	3,890
Units redeemed	(4,864)	(335)	(1,965)	(19,629)	(16,938)
Units outstanding at end of period	38,831	4,645	8,304	65,589	104,696
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Investment	Investment	Fidelity VIP	Fidelity VIP
	Index 500	Grade Bond	Grade Bond	Mid Cap	Overseas
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(71,634)	$4,499	$3	$(96,498)	$(5,669)
Net realized gains (losses)	2,100,920	22,222	22	1,495,824	60,370
Change in unrealized gains (losses)	43,979	(38,432)	(43)	76,952	46,616
Increase (decrease) in net assets from operations	2,073,265	(11,711)	(18)	1,476,278	101,317
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	150	—	—	3,400
Transfers for contract benefits and terminations	(2,561,899)	(67,090)	—	(842,888)	(25,846)
Contract maintenance charge	(20,456)	(322)	(2)	(21,757)	(280)
Transfers among the sub-accounts and with the
Fixed Account - net	(986,998)	20,324	93	(250,526)	3,523
Increase (decrease) in net assets from contract
transactions	(3,569,353)	(46,938)	91	(1,115,171)	(19,203)
INCREASE (DECREASE) IN NET ASSETS	(1,496,088)	(58,649)	73	361,107	82,114
NET ASSETS AT BEGINNING OF PERIOD	9,175,683	650,782	746	6,703,859	582,970
NET ASSETS AT END OF PERIOD	$7,679,595	$592,133	$819	$7,064,966	$665,084

UNITS OUTSTANDING
Units outstanding at beginning of period	316,114	28,043	42	249,029	30,281
Units issued	21,044	839	5	9,534	833
Units redeemed	(126,561)	(2,917)	—	(46,853)	(1,891)
Units outstanding at end of period	210,597	25,965	47	211,710	29,223
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Franklin		Franklin
	Fidelity VIP	Franklin	Growth	Franklin	Large Cap
	Overseas	DynaTech	and Income	Income	Growth
	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(92)	$(21,080)	$129,098	$1,551,351	$(281,031)
Net realized gains (losses)	3,183	147,347	1,208,430	522,042	3,533,370
Change in unrealized gains (losses)	(2,165)	37,406	1,871,671	4,969,625	(1,014,735)
Increase (decrease) in net assets from operations	926	163,673	3,209,199	7,043,018	2,237,604
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,103	12,755	12,080
Transfers for contract benefits and terminations	(6,829)	(163,250)	(1,711,415)	(6,377,431)	(2,480,184)
Contract maintenance charge	(1)	(4,294)	(50,442)	(86,586)	(39,382)
Transfers among the sub-accounts and with the
Fixed Account - net	(10)	68,184	(560,027)	834,819	(464,738)
Increase (decrease) in net assets from contract
transactions	(6,840)	(99,360)	(2,320,781)	(5,616,443)	(2,972,224)
INCREASE (DECREASE) IN NET ASSETS	(5,914)	64,313	888,418	1,426,575	(734,620)
NET ASSETS AT BEGINNING OF PERIOD	6,204	1,139,900	14,796,808	49,942,594	17,434,776
NET ASSETS AT END OF PERIOD	$290	$1,204,213	$15,685,226	$51,369,169	$16,700,156

UNITS OUTSTANDING
Units outstanding at beginning of period	237	28,839	448,216	2,408,333	466,703
Units issued	—	3,421	9,392	137,894	25,510
Units redeemed	(228)	(5,680)	(71,679)	(390,813)	(96,927)
Units outstanding at end of period	9	26,580	385,929	2,155,414	395,286
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Franklin			Franklin	Franklin
	Mutual Global	Franklin	Franklin	Small-Mid	U.S. Government
	Discovery	Mutual Shares	Small Cap Value	Cap Growth	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$58,030	$362,255	$(101,842)	$(16,876)	$49,809
Net realized gains (losses)	15,038	336,923	735,210	164,303	(43,680)
Change in unrealized gains (losses)	837,866	4,071,176	2,721,622	(58,843)	(220,147)
Increase (decrease) in net assets from operations	910,934	4,770,354	3,354,990	88,584	(214,018)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	700	13,354	46,394	20,000	56
Transfers for contract benefits and terminations	(644,473)	(3,241,924)	(1,921,660)	(87,866)	(817,867)
Contract maintenance charge	(16,660)	(64,913)	(39,345)	(4,177)	(24,776)
Transfers among the sub-accounts and with the
Fixed Account - net	(89,717)	(591,729)	90,026	24,012	(5,869)
Increase (decrease) in net assets from contract
transactions	(750,150)	(3,885,212)	(1,824,585)	(48,031)	(848,456)
INCREASE (DECREASE) IN NET ASSETS	160,784	885,142	1,530,405	40,553	(1,062,474)
NET ASSETS AT BEGINNING OF PERIOD	5,468,308	28,726,440	14,853,131	1,003,759	6,709,368
NET ASSETS AT END OF PERIOD	$5,629,092	$29,611,582	$16,383,536	$1,044,312	$5,646,894

UNITS OUTSTANDING
Units outstanding at beginning of period	291,905	1,242,353	361,104	15,291	525,617
Units issued	2,629	37,031	34,625	1,206	50,497
Units redeemed	(38,081)	(181,719)	(65,583)	(1,796)	(119,063)
Units outstanding at end of period	256,453	1,097,665	330,146	14,701	457,051
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.
	Cap Value	Cap Value	Equity Insights	Growth	Equity Insights
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,164)	$(18,722)	$(39,089)	$(96)	$(27,278)
Net realized gains (losses)	187,376	257,052	756,061	852	897,918
Change in unrealized gains (losses)	109,555	164,143	(121,667)	410	(188,237)
Increase (decrease) in net assets from operations	287,767	402,473	595,305	1,166	682,403
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(152,195)	(75,404)	(290,085)	—	(620,744)
Contract maintenance charge	(2,929)	(2,998)	(6,130)	(16)	(5,495)
Transfers among the sub-accounts and with the
Fixed Account - net	(89,431)	(59,188)	(85,347)	(2)	(212,003)
Increase (decrease) in net assets from contract
transactions	(244,555)	(137,590)	(381,562)	(18)	(838,242)
INCREASE (DECREASE) IN NET ASSETS	43,212	264,883	213,743	1,148	(155,839)
NET ASSETS AT BEGINNING OF PERIOD	1,402,878	1,461,553	2,833,262	5,815	2,861,478
NET ASSETS AT END OF PERIOD	$1,446,090	$1,726,436	$3,047,005	$6,963	$2,705,639

UNITS OUTSTANDING
Units outstanding at beginning of period	69,258	53,354	113,403	134	95,156
Units issued	986	8	1,839	—	1,512
Units redeemed	(11,216)	(4,383)	(15,005)	—	(25,753)
Units outstanding at end of period	59,028	48,979	100,237	134	70,915

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Capital
	Franchise	Franchise	American Value	American Value	Appreciation
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,430,776)	$(389,431)	$(364,281)	$(208,446)	$(59,623)
Net realized gains (losses)	17,724,551	3,990,960	710,680	499,753	506,096
Change in unrealized gains (losses)	(6,773,000)	(1,586,172)	5,834,291	2,611,239	386,426
Increase (decrease) in net assets from operations	9,520,775	2,015,357	6,180,690	2,902,546	832,899
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,082	819	5,070	9,658	26,580
Transfers for contract benefits and terminations	(9,607,060)	(1,610,282)	(2,240,387)	(1,774,275)	(626,493)
Contract maintenance charge	(32,156)	(38,618)	(20,018)	(41,581)	(1,643)
Transfers among the sub-accounts and with the
Fixed Account - net	(859,232)	(45,025)	5,736,447	1,937,117	(11,791)
Increase (decrease) in net assets from contract
transactions	(10,473,366)	(1,693,106)	3,481,112	130,919	(613,347)
INCREASE (DECREASE) IN NET ASSETS	(952,591)	322,251	9,661,802	3,033,465	219,552
NET ASSETS AT BEGINNING OF PERIOD	95,098,248	21,304,445	23,724,760	11,764,043	4,068,375
NET ASSETS AT END OF PERIOD	$94,145,657	$21,626,696	$33,386,562	$14,797,508	$4,287,927

UNITS OUTSTANDING
Units outstanding at beginning of period	2,722,083	592,629	878,530	355,665	122,421
Units issued	71,960	16,171	695,611	89,808	999
Units redeemed	(354,062)	(61,065)	(174,632)	(75,061)	(16,736)
Units outstanding at end of period	2,439,981	547,735	1,399,509	370,412	106,684
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Invesco V.I.	Conservative	Conservative
	Appreciation	Comstock	Comstock	Balanced	Balanced
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(267,635)	$61,627	$(95,747)	$947	$(17,545)
Net realized gains (losses)	2,082,729	794,274	2,603,334	63,028	368,086
Change in unrealized gains (losses)	1,233,121	4,123,931	12,446,016	26,045	47,263
Increase (decrease) in net assets from operations	3,048,215	4,979,832	14,953,603	90,020	397,804
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,472	120	21,898	—	675
Transfers for contract benefits and terminations	(2,111,354)	(1,831,842)	(5,998,347)	(3,234)	(400,099)
Contract maintenance charge	(42,795)	(5,463)	(86,174)	(338)	(18,762)
Transfers among the sub-accounts and with the
Fixed Account - net	(400,838)	280,997	(1,651,133)	(648)	131,527
Increase (decrease) in net assets from contract
transactions	(2,531,515)	(1,556,188)	(7,713,756)	(4,220)	(286,659)
INCREASE (DECREASE) IN NET ASSETS	516,700	3,423,644	7,239,847	85,800	111,145
NET ASSETS AT BEGINNING OF PERIOD	16,035,060	16,336,377	51,314,883	994,972	4,918,772
NET ASSETS AT END OF PERIOD	$16,551,760	$19,760,021	$58,554,730	$1,080,772	$5,029,917

UNITS OUTSTANDING
Units outstanding at beginning of period	395,652	602,356	1,967,909	51,054	245,973
Units issued	14,086	51,412	46,937	688	9,988
Units redeemed	(70,254)	(99,305)	(293,206)	(983)	(23,675)
Units outstanding at end of period	339,484	554,463	1,721,640	50,759	232,286
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Bond	Core Equity	Core Equity	Core Plus Bond
	Series I*	Series II*	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,517	$17,851	$(462,416)	$(14,263)	$5,119
Net realized gains (losses)	13,275	254,898	2,576,757	47,859	157,334
Change in unrealized gains (losses)	(30,348)	(548,486)	11,393,917	189,824	(295,351)
Increase (decrease) in net assets from operations	(13,556)	(275,737)	13,508,258	223,420	(132,898)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,220	9,095	2,088	—	150
Transfers for contract benefits and terminations	(46,250)	(1,585,571)	(5,436,925)	(125,918)	(505,382)
Contract maintenance charge	(247)	(23,654)	(21,932)	(1,174)	(1,255)
Transfers among the sub-accounts and with the
Fixed Account - net	22,529	304,469	(745,853)	(19,470)	(878,365)
Increase (decrease) in net assets from contract
transactions	(22,748)	(1,295,661)	(6,202,622)	(146,562)	(1,384,852)
INCREASE (DECREASE) IN NET ASSETS	(36,304)	(1,571,398)	7,305,636	76,858	(1,517,750)
NET ASSETS AT BEGINNING OF PERIOD	469,811	8,738,643	54,821,097	957,174	6,599,108
NET ASSETS AT END OF PERIOD	$433,507	$7,167,245	$62,126,733	$1,034,032	$5,081,358

UNITS OUTSTANDING
Units outstanding at beginning of period	31,639	827,679	1,883,857	42,776	368,537
Units issued	1,559	49,745	36,736	1,270	20,563
Units redeemed	(3,127)	(175,821)	(223,201)	(7,343)	(100,077)
Units outstanding at end of period	30,071	701,603	1,697,392	36,703	289,023
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified	Diversified
	Core Plus Bond	Cap Growth	Cap Growth	Dividend	Dividend
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(253)	$(121,540)	$(248,209)	$716,869	$33,481
Net realized gains (losses)	11,813	1,417,260	2,722,485	6,882,237	1,640,764
Change in unrealized gains (losses)	(20,362)	77,535	(200,880)	8,015,742	1,943,097
Increase (decrease) in net assets from operations	(8,802)	1,373,255	2,273,396	15,614,848	3,617,342
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	34,845	63,269	1,982
Transfers for contract benefits and terminations	(235)	(682,497)	(1,475,363)	(10,885,748)	(2,554,513)
Contract maintenance charge	—	(1,891)	(37,069)	(30,457)	(23,823)
Transfers among the sub-accounts and with the
Fixed Account - net	21,133	26,566	(234,806)	(67,641)	(459,184)
Increase (decrease) in net assets from contract
transactions	20,898	(657,642)	(1,712,393)	(10,920,577)	(3,035,538)
INCREASE (DECREASE) IN NET ASSETS	12,096	715,613	561,003	4,694,271	581,804
NET ASSETS AT BEGINNING OF PERIOD	329,919	8,145,454	14,353,988	95,188,156	23,122,278
NET ASSETS AT END OF PERIOD	$342,015	$8,861,067	$14,914,991	$99,882,427	$23,704,082

UNITS OUTSTANDING
Units outstanding at beginning of period	20,635	533,896	601,713	1,533,156	1,034,458
Units issued	1,379	34,077	52,660	72,706	28,188
Units redeemed	(15)	(70,599)	(123,693)	(221,985)	(153,401)
Units outstanding at end of period	21,999	497,374	530,680	1,383,877	909,245
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	Global	Global	Invesco V.I.
	and Income	and Income	Core Equity	Core Equity	Global
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$124,187	$(19,679)	$(97,821)	$(110,337)	$(38,443)
Net realized gains (losses)	634,348	1,015,576	4,075,852	2,189,765	300,051
Change in unrealized gains (losses)	2,145,067	2,089,525	(1,260,226)	(717,733)	112,842
Increase (decrease) in net assets from operations	2,903,602	3,085,422	2,717,805	1,361,695	374,450
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	1,525	1,000	1,468	20,620
Transfers for contract benefits and terminations	(1,990,443)	(2,498,548)	(1,956,285)	(1,023,704)	(319,557)
Contract maintenance charge	(6,224)	(29,797)	(6,602)	(13,094)	(1,169)
Transfers among the sub-accounts and with the
Fixed Account - net	5,545,661	(421,135)	(187,018)	(243,451)	(21,907)
Increase (decrease) in net assets from contract
transactions	3,549,162	(2,947,955)	(2,148,905)	(1,278,781)	(322,013)
INCREASE (DECREASE) IN NET ASSETS	6,452,764	137,467	568,900	82,914	52,437
NET ASSETS AT BEGINNING OF PERIOD	16,135,113	19,768,844	19,715,022	10,360,856	2,709,289
NET ASSETS AT END OF PERIOD	$22,587,877	$19,906,311	$20,283,922	$10,443,770	$2,761,726

UNITS OUTSTANDING
Units outstanding at beginning of period	644,143	761,660	622,147	550,388	53,045
Units issued	276,983	21,046	11,522	10,360	639
Units redeemed	(112,042)	(119,967)	(73,702)	(72,749)	(6,050)
Units outstanding at end of period	809,084	662,739	559,967	487,999	47,634
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global	Global	Government	Government
	Global	Strategic Income	Strategic Income	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(121,240)	$18,815	$584,416	$(40,710)	$(1,102)
Net realized gains (losses)	813,967	(5,988)	(245,450)	—	—
Change in unrealized gains (losses)	247,777	(43,241)	(1,543,548)	—	—
Increase (decrease) in net assets from operations	940,504	(30,414)	(1,204,582)	(40,710)	(1,102)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,147	310	11,160	—	—
Transfers for contract benefits and terminations	(580,370)	(69,716)	(2,671,859)	(495,456)	(3,131)
Contract maintenance charge	(22,805)	(244)	(59,388)	(2,247)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(165,577)	(6,421)	1,593,535	(243,709)	(84,676)
Increase (decrease) in net assets from contract
transactions	(752,605)	(76,071)	(1,126,552)	(741,412)	(87,807)
INCREASE (DECREASE) IN NET ASSETS	187,899	(106,485)	(2,331,134)	(782,122)	(88,909)
NET ASSETS AT BEGINNING OF PERIOD	7,242,288	671,985	24,071,318	3,522,080	93,737
NET ASSETS AT END OF PERIOD	$7,430,187	$565,500	$21,740,184	$2,739,958	$4,828

UNITS OUTSTANDING
Units outstanding at beginning of period	140,583	48,999	1,238,291	323,190	10,902
Units issued	4,414	3,295	117,103	28,845	895
Units redeemed	(18,141)	(7,244)	(176,289)	(99,349)	(11,465)
Units outstanding at end of period	126,856	45,050	1,179,105	252,686	332
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,697	$1,046	$(107,804)	$255,424	$137,107
Net realized gains (losses)	(15,086)	(75)	774,351	(39,104)	(46,252)
Change in unrealized gains (losses)	(219,431)	(10,066)	5,786,010	12,020	19,491
Increase (decrease) in net assets from operations	(191,820)	(9,095)	6,452,557	228,340	110,346
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	(988)	—	1,492	—	306
Transfers for contract benefits and terminations	(248,402)	(144)	(3,498,772)	(695,902)	(656,087)
Contract maintenance charge	(1,771)	—	(79,280)	(3,063)	(5,930)
Transfers among the sub-accounts and with the
Fixed Account - net	(628,043)	(3)	(1,285,969)	(8,448)	411,410
Increase (decrease) in net assets from contract
transactions	(879,204)	(147)	(4,862,529)	(707,413)	(250,301)
INCREASE (DECREASE) IN NET ASSETS	(1,071,024)	(9,242)	1,590,028	(479,073)	(139,955)
NET ASSETS AT BEGINNING OF PERIOD	5,720,392	221,921	26,437,505	7,962,699	5,290,913
NET ASSETS AT END OF PERIOD	$4,649,368	$212,679	$28,027,533	$7,483,626	$5,150,958

UNITS OUTSTANDING
Units outstanding at beginning of period	328,199	16,333	818,858	383,374	397,814
Units issued	16,139	—	9,589	18,628	51,364
Units redeemed	(70,159)	(12)	(138,149)	(54,236)	(53,494)
Units outstanding at end of period	274,179	16,321	690,298	347,766	395,684
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	EQV International	EQV International	Main Street	Main Street	Invesco V.I.
	Equity Fund	Equity	Mid Cap	Mid Cap	Main Street
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(24,021)	$(9,387)	$(82,565)	$(11,929)	$(10,259)
Net realized gains (losses)	1,582,593	139,746	37,009	(3,717)	137,836
Change in unrealized gains (losses)	(935,825)	(80,489)	1,590,301	160,425	154,409
Increase (decrease) in net assets from operations	622,747	49,870	1,544,745	144,779	281,986
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	208	—	180	—	—
Transfers for contract benefits and terminations	(935,568)	(161,576)	(672,298)	(80,161)	(208,035)
Contract maintenance charge	(4,193)	(4,550)	(1,701)	(538)	(527)
Transfers among the sub-accounts and with the
Fixed Account - net	(208,859)	50,623	341,130	(2,390)	(1,345)
Increase (decrease) in net assets from contract
transactions	(1,148,412)	(115,503)	(332,689)	(83,089)	(209,907)
INCREASE (DECREASE) IN NET ASSETS	(525,665)	(65,633)	1,212,056	61,690	72,079
NET ASSETS AT BEGINNING OF PERIOD	14,140,296	1,342,196	7,371,634	747,741	1,158,270
NET ASSETS AT END OF PERIOD	$13,614,631	$1,276,563	$8,583,690	$809,431	$1,230,349

UNITS OUTSTANDING
Units outstanding at beginning of period	505,792	88,405	247,302	31,578	42,666
Units issued	14,075	4,771	21,919	233	512
Units redeemed	(56,724)	(12,816)	(31,398)	(3,483)	(7,443)
Units outstanding at end of period	463,143	80,360	237,823	28,328	35,735
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	Main Street	Small Cap	Small Cap	S&P 500 Index	S&P 500 Index
	Series II	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(291,536)	$(14,275)	$(163,035)	$(112,963)	$(356,931)
Net realized gains (losses)	2,679,648	172,364	1,482,852	6,363,562	8,262,199
Change in unrealized gains (losses)	3,156,927	102,104	718,499	2,299,524	3,690,364
Increase (decrease) in net assets from operations	5,545,039	260,193	2,038,316	8,550,123	11,595,632
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,400	1,970	3,947	3,400	3,787
Transfers for contract benefits and terminations	(2,960,152)	(200,230)	(1,439,770)	(6,960,084)	(5,001,186)
Contract maintenance charge	(66,523)	(936)	(33,772)	(7,799)	(59,775)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,382,433)	(20,953)	(458,021)	1,041,444	(1,349,636)
Increase (decrease) in net assets from contract
transactions	(4,381,708)	(220,149)	(1,927,616)	(5,923,039)	(6,406,810)
INCREASE (DECREASE) IN NET ASSETS	1,163,331	40,044	110,700	2,627,084	5,188,822
NET ASSETS AT BEGINNING OF PERIOD	23,861,667	1,297,911	10,539,295	34,601,863	48,136,173
NET ASSETS AT END OF PERIOD	$25,024,998	$1,337,955	$10,649,995	$37,228,947	$53,324,995

UNITS OUTSTANDING
Units outstanding at beginning of period	641,552	22,586	200,940	1,049,397	1,684,070
Units issued	8,502	358	3,557	61,780	42,624
Units redeemed	(110,756)	(3,588)	(35,649)	(230,417)	(238,828)
Units outstanding at end of period	539,298	19,356	168,848	880,760	1,487,866
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					Legg Mason
					Partners
			Janus Henderson	Lazard Retirement	Clearbridge
	Invesco V.I.	Invesco V.I.	VIT Forty	Series Emerging	Variable Large
	Technology	Technology	Institutional	Market Equity	Cap Value
	Series I	Series II	Shares	Service Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,763)	$(70)	$(4)	$1	$(5)
Net realized gains (losses)	988,540	1,855	39	1	98
Change in unrealized gains (losses)	(327,173)	(1,130)	16	6	104
Increase (decrease) in net assets from operations	596,604	655	51	8	197
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	—	—	—	—
Transfers for contract benefits and terminations	(391,096)	(2,692)	—	—	—
Contract maintenance charge	(1,213)	—	(1)	(1)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(506,780)	(2)	(12)	(2)	(79)
Increase (decrease) in net assets from contract
transactions	(897,889)	(2,694)	(13)	(3)	(84)
INCREASE (DECREASE) IN NET ASSETS	(301,285)	(2,039)	38	5	113
NET ASSETS AT BEGINNING OF PERIOD	4,779,045	5,836	248	202	822
NET ASSETS AT END OF PERIOD	$4,477,760	$3,797	$286	$207	$935

UNITS OUTSTANDING
Units outstanding at beginning of period	100,457	128	4	4	29
Units issued	6,689	—	—	—	—
Units redeemed	(24,016)	(53)	—	—	(2)
Units outstanding at end of period	83,130	75	4	4	27

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Lord Abbett	Fundamental	Growth	Growth	Mid Cap
	Bond Debenture	Equity	and Income	Opportunities	Stock
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$114,524	$(19,851)	$(38,783)	$(70,895)	$(89,144)
Net realized gains (losses)	264,822	152,474	989,720	1,168,856	1,147,360
Change in unrealized gains (losses)	(217,242)	366,987	510,481	(869,895)	770,049
Increase (decrease) in net assets from operations	162,104	499,610	1,461,418	228,066	1,828,265
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,880	724	9,482	3,918	990
Transfers for contract benefits and terminations	(1,483,902)	(351,894)	(1,065,666)	(1,128,891)	(1,220,084)
Contract maintenance charge	(27,113)	(3,928)	(16,019)	(10,318)	(15,386)
Transfers among the sub-accounts and with the
Fixed Account - net	273,849	(38,998)	(262,983)	(27,315)	(279,986)
Increase (decrease) in net assets from contract
transactions	(1,233,286)	(394,096)	(1,335,186)	(1,162,606)	(1,514,466)
INCREASE (DECREASE) IN NET ASSETS	(1,071,182)	105,514	126,232	(934,540)	313,799
NET ASSETS AT BEGINNING OF PERIOD	10,224,743	2,143,873	5,962,721	4,839,366	7,410,391
NET ASSETS AT END OF PERIOD	$9,153,561	$2,249,387	$6,088,953	$3,904,826	$7,724,190

UNITS OUTSTANDING
Units outstanding at beginning of period	469,742	83,688	279,007	105,504	363,473
Units issued	21,399	415	6,882	2,274	8,285
Units redeemed	(75,298)	(13,990)	(61,653)	(26,170)	(71,759)
Units outstanding at end of period	415,843	70,113	224,236	81,608	299,999
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	Growth	High Yield	Investors Trust	Investors Trust
	Initial Class	Service Class	Initial Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,575)	$(1,202)	$5,023	$(6,570)	$(1,788)
Net realized gains (losses)	216,665	12,911	(711)	79,730	12,465
Change in unrealized gains (losses)	19,606	2,619	1,065	100,996	24,233
Increase (decrease) in net assets from operations	220,696	14,328	5,377	174,156	34,910
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(90,951)	(44)	(9,432)	(102,592)	(7,046)
Contract maintenance charge	(403)	(18)	(72)	(376)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	(9,298)	(1,687)	401,271	(2,129)	(8,479)
Increase (decrease) in net assets from contract
transactions	(100,652)	(1,749)	391,767	(105,097)	(15,536)
INCREASE (DECREASE) IN NET ASSETS	120,044	12,579	397,144	69,059	19,374
NET ASSETS AT BEGINNING OF PERIOD	1,045,516	66,816	164,097	780,750	151,964
NET ASSETS AT END OF PERIOD	$1,165,560	$79,395	$561,241	$849,809	$171,338

UNITS OUTSTANDING
Units outstanding at beginning of period	24,993	1,792	6,868	27,928	5,441
Units issued	344	24	16,482	697	—
Units redeemed	(2,716)	(60)	(397)	(4,123)	(505)
Units outstanding at end of period	22,621	1,756	22,953	24,502	4,936
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					MFS VIT
	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Total Return
	New Discovery	New Discovery	Research	Research	Bond
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,130)	$(1,508)	$(4,721)	$(535)	$9,275
Net realized gains (losses)	266,071	21,663	67,511	3,717	2,764
Change in unrealized gains (losses)	(238,446)	(20,126)	39,969	5,814	(25,456)
Increase (decrease) in net assets from operations	9,495	29	102,759	8,996	(13,417)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	420	—	—	—	—
Transfers for contract benefits and terminations	(113,607)	—	(92,144)	(2,032)	(36,223)
Contract maintenance charge	(769)	(26)	(106)	(4)	(274)
Transfers among the sub-accounts and with the
Fixed Account - net	(14,385)	(10,660)	(30)	(16)	4,956
Increase (decrease) in net assets from contract
transactions	(128,341)	(10,686)	(92,280)	(2,052)	(31,541)
INCREASE (DECREASE) IN NET ASSETS	(118,846)	(10,657)	10,479	6,944	(44,958)
NET ASSETS AT BEGINNING OF PERIOD	1,380,896	107,167	477,244	41,219	663,577
NET ASSETS AT END OF PERIOD	$1,262,050	$96,510	$487,723	$48,163	$618,619

UNITS OUTSTANDING
Units outstanding at beginning of period	21,113	2,319	17,172	1,413	28,038
Units issued	233	8	255	—	209
Units redeemed	(2,047)	(247)	(3,670)	(67)	(1,597)
Units outstanding at end of period	19,299	2,080	13,757	1,346	26,650
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Morgan Stanley
	MFS VIT	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley
	Utilities	Utilities	Fixed Income	VIF Discovery	VIF Discovery
	Initial Class	Service Class	Class I	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$759	$(594)	$4,116	$(508,619)	$(334,109)
Net realized gains (losses)	14,143	60,667	11,304	12,871,595	8,929,427
Change in unrealized gains (losses)	9,730	(37,933)	(18,654)	(15,826,293)	(10,753,990)
Increase (decrease) in net assets from operations	24,632	22,140	(3,234)	(3,463,317)	(2,158,672)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	11,285	46,880
Transfers for contract benefits and terminations	(21,936)	(121,693)	(36,452)	(2,416,402)	(2,866,817)
Contract maintenance charge	(30)	(2)	(83)	(3,198)	(64,022)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(48,429)	17,729	(716,025)	312,508
Increase (decrease) in net assets from contract
transactions	(21,966)	(170,124)	(18,806)	(3,124,340)	(2,571,451)
INCREASE (DECREASE) IN NET ASSETS	2,666	(147,984)	(22,040)	(6,587,657)	(4,730,123)
NET ASSETS AT BEGINNING OF PERIOD	201,402	280,453	177,992	31,499,514	20,475,886
NET ASSETS AT END OF PERIOD	$204,068	$132,469	$155,952	$24,911,857	$15,745,763

UNITS OUTSTANDING
Units outstanding at beginning of period	4,713	7,737	9,755	292,650	199,986
Units issued	—	—	1,211	7,555	13,487
Units redeemed	(489)	(4,611)	(2,455)	(35,045)	(37,623)
Units outstanding at end of period	4,224	3,126	8,511	265,160	175,850
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global	VIF Global
	Markets Debt	Markets Equity	Markets Equity	Franchise	Infrastructure
	Class II	Class I	Class II	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$141,294	$(98,274)	$(26,386)	$(233,711)	$260,935
Net realized gains (losses)	(57,611)	289,426	63,062	2,232,871	867,310
Change in unrealized gains (losses)	(230,338)	(16,939)	5,915	2,088,263	1,776,258
Increase (decrease) in net assets from operations	(146,655)	174,213	42,591	4,087,423	2,904,503
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,482	8,580	—	31,226	10,154
Transfers for contract benefits and terminations	(550,232)	(722,634)	(200,491)	(2,631,296)	(3,126,255)
Contract maintenance charge	(8,370)	(2,669)	(10,657)	(56,971)	(7,288)
Transfers among the sub-accounts and with the
Fixed Account - net	207,216	162,089	51,607	(135,394)	(363,640)
Increase (decrease) in net assets from contract
transactions	(349,904)	(554,634)	(159,541)	(2,792,435)	(3,487,029)
INCREASE (DECREASE) IN NET ASSETS	(496,559)	(380,421)	(116,950)	1,294,988	(582,526)
NET ASSETS AT BEGINNING OF PERIOD	4,256,991	11,817,031	3,023,058	22,231,309	24,397,149
NET ASSETS AT END OF PERIOD	$3,760,432	$11,436,610	$2,906,108	$23,526,297	$23,814,623

UNITS OUTSTANDING
Units outstanding at beginning of period	150,983	460,732	72,559	471,483	454,315
Units issued	10,561	16,447	1,949	13,960	12,443
Units redeemed	(22,909)	(36,071)	(5,607)	(67,834)	(77,696)
Units outstanding at end of period	138,635	441,108	68,901	417,609	389,062
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley
	Infrastructure	Strategist	Strategist	VIF Growth	VIF Growth
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$50,813	$196,079	$(4,892)	$(6,641,059)	$(1,887,359)
Net realized gains (losses)	286,269	2,060,200	676,552	148,883,527	36,695,578
Change in unrealized gains (losses)	606,369	623,753	223,787	(144,278,793)	(35,330,407)
Increase (decrease) in net assets from operations	943,451	2,880,032	895,447	(2,036,325)	(522,188)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,196	613	2,993	95,500	25
Transfers for contract benefits and terminations	(580,782)	(4,401,855)	(1,020,703)	(47,616,228)	(13,527,497)
Contract maintenance charge	(3,945)	(11,541)	(18,522)	(84,002)	(119,360)
Transfers among the sub-accounts and with the
Fixed Account - net	89,728	1,207,769	(139,407)	(16,810,135)	(3,893,720)
Increase (decrease) in net assets from contract
transactions	(466,803)	(3,205,014)	(1,175,639)	(64,414,865)	(17,540,552)
INCREASE (DECREASE) IN NET ASSETS	476,648	(324,982)	(280,192)	(66,451,190)	(18,062,740)
NET ASSETS AT BEGINNING OF PERIOD	8,047,842	43,288,046	14,442,403	476,389,066	108,618,837
NET ASSETS AT END OF PERIOD	$8,524,490	$42,963,064	$14,162,211	$409,937,876	$90,556,097

UNITS OUTSTANDING
Units outstanding at beginning of period	398,196	2,203,332	816,221	7,134,924	3,558,592
Units issued	17,009	132,991	17,309	105,360	63,837
Units redeemed	(37,957)	(286,905)	(81,328)	(938,406)	(612,965)
Units outstanding at end of period	377,248	2,049,418	752,202	6,301,878	3,009,464
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley			Neuberger Berman
	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley	AMT Mid
	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus	Cap Growth
	Class I	Class II	Class X Shares	Class Y Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$37,595	$30,361	$575,452	$528,726	$(36)
Net realized gains (losses)	386,152	933,040	2,285,146	2,760,059	247
Change in unrealized gains (losses)	2,887,499	3,600,859	(3,911,322)	(4,730,378)	13
Increase (decrease) in net assets from operations	3,311,246	4,564,260	(1,050,724)	(1,441,593)	224
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	336	113,593	14,885	2,179	—
Transfers for contract benefits and terminations	(788,569)	(1,676,045)	(3,301,929)	(3,320,344)	—
Contract maintenance charge	(1,899)	(41,351)	(8,895)	(42,374)	(9)
Transfers among the sub-accounts and with the
Fixed Account - net	257,157	(2,462,429)	(601,592)	2,409,557	1
Increase (decrease) in net assets from contract
transactions	(532,975)	(4,066,232)	(3,897,531)	(950,982)	(8)
INCREASE (DECREASE) IN NET ASSETS	2,778,271	498,028	(4,948,255)	(2,392,575)	216
NET ASSETS AT BEGINNING OF PERIOD	9,163,155	13,913,055	32,918,518	38,952,164	2,004
NET ASSETS AT END OF PERIOD	$11,941,426	$14,411,083	$27,970,263	$36,559,589	$2,220

UNITS OUTSTANDING
Units outstanding at beginning of period	247,939	437,272	739,619	1,824,121	37
Units issued	23,834	11,924	33,054	160,717	—
Units redeemed	(37,958)	(117,804)	(125,399)	(212,207)	—
Units outstanding at end of period	233,815	331,392	647,274	1,772,631	37
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				PIMCO VIT
		PIMCO VIT		International
	Neuberger Berman	Commodity	PIMCO VIT	Bond (U.S.
	AMT Sustainable	RealReturn®	Emerging	Dollar-Hedged)	PIMCO VIT
	Equity	Strategy	Markets Bond	Institutional	Real Return
	Class I	Advisor Class	Advisor Class	Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(447)	$12,030	$10,681	$1	$90,934
Net realized gains (losses)	932	(69,950)	(1,538)	7	28,616
Change in unrealized gains (losses)	6,637	178,483	(26,168)	(36)	(13,926)
Increase (decrease) in net assets from operations	7,122	120,563	(17,025)	(28)	105,624
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	28,196	—	28,196
Transfers for contract benefits and terminations	(285)	(52,316)	(13,349)	—	(197,339)
Contract maintenance charge	(12)	(1,532)	(1,271)	(2)	(7,727)
Transfers among the sub-accounts and with the
Fixed Account - net	1	31,820	(14,765)	96	48,127
Increase (decrease) in net assets from contract
transactions	(296)	(22,028)	(1,189)	94	(128,743)
INCREASE (DECREASE) IN NET ASSETS	6,826	98,535	(18,214)	66	(23,119)
NET ASSETS AT BEGINNING OF PERIOD	33,224	399,840	407,451	795	2,895,001
NET ASSETS AT END OF PERIOD	$40,050	$498,375	$389,237	$861	$2,871,882

UNITS OUTSTANDING
Units outstanding at beginning of period	2,606	76,733	21,712	39	195,280
Units issued	—	12,938	2,769	5	11,527
Units redeemed	(20)	(16,256)	(2,797)	—	(19,532)
Units outstanding at end of period	2,586	73,415	21,684	44	187,275
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				Putnam VT	Putnam VT
		PIMCO VIT	Putnam VT	Emerging	Focused
	PIMCO VIT	Total Return	Diversified	Markets	International
	Total Return	Institutional	Income	Equity Fund	Equity
	Advisor Class	Class	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,394	$1	$(89,943)	$(77,950)	$(112,027)
Net realized gains (losses)	310,830	19	(420,278)	615,400	1,483,344
Change in unrealized gains (losses)	(533,489)	(33)	(517,329)	(974,066)	551,350
Increase (decrease) in net assets from operations	(218,265)	(13)	(1,027,550)	(436,616)	1,922,667
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,660	14,163	1,110
Transfers for contract benefits and terminations	(875,520)	—	(1,296,560)	(855,889)	(2,449,484)
Contract maintenance charge	(21,122)	(1)	(17,105)	(26,357)	(36,768)
Transfers among the sub-accounts and with the
Fixed Account - net	365,715	1	695,976	(37,958)	(342,173)
Increase (decrease) in net assets from contract
transactions	(530,927)	—	(614,029)	(906,041)	(2,827,315)
INCREASE (DECREASE) IN NET ASSETS	(749,192)	(13)	(1,641,579)	(1,342,657)	(904,648)
NET ASSETS AT BEGINNING OF PERIOD	7,505,864	446	12,617,197	9,076,568	17,869,616
NET ASSETS AT END OF PERIOD	$6,756,672	$433	$10,975,618	$7,733,911	$16,964,968

UNITS OUTSTANDING
Units outstanding at beginning of period	451,078	23	614,406	471,987	1,110,603
Units issued	28,617	—	53,621	24,482	23,019
Units redeemed	(60,578)	—	(83,646)	(75,036)	(179,004)
Units outstanding at end of period	419,117	23	584,381	421,433	954,618
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	George Putnam	Global	Global	Government	Growth
	Balanced	Asset Allocation	Health Care	Money Market	Opportunities
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(278,666)	$(129,615)	$(64,315)	$(410,037)	$(1,850,548)
Net realized gains (losses)	4,062,535	947,179	2,384,981	—	19,891,388
Change in unrealized gains (losses)	1,303,704	1,121,286	1,064,023	—	5,499,651
Increase (decrease) in net assets from operations	5,087,573	1,938,850	3,384,689	(410,037)	23,540,491
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,305	54	22,399	8,115	113,593
Transfers for contract benefits and terminations	(3,957,185)	(2,063,838)	(2,225,005)	(9,044,437)	(13,644,805)
Contract maintenance charge	(87,735)	(35,898)	(49,843)	(92,885)	(225,214)
Transfers among the sub-accounts and with the
Fixed Account - net	1,096,838	185,929	(802,025)	4,995,416	(2,379,310)
Increase (decrease) in net assets from contract
transactions	(2,946,777)	(1,913,753)	(3,054,474)	(4,133,791)	(16,135,736)
INCREASE (DECREASE) IN NET ASSETS	2,140,796	25,097	330,215	(4,543,828)	7,404,755
NET ASSETS AT BEGINNING OF PERIOD	42,379,373	16,225,930	20,715,755	28,266,135	120,639,132
NET ASSETS AT END OF PERIOD	$44,520,169	$16,251,027	$21,045,970	$23,722,307	$128,043,887

UNITS OUTSTANDING
Units outstanding at beginning of period	1,841,691	662,063	535,747	3,085,974	5,784,994
Units issued	90,947	21,042	8,058	655,571	68,113
Units redeemed	(209,951)	(93,407)	(81,226)	(1,114,692)	(779,864)
Units outstanding at end of period	1,722,687	589,698	462,579	2,626,853	5,073,243

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Putnam VT	Putnam VT
	Putnam VT	Putnam VT	International	International	Putnam VT
	High Yield	Income	Equity	Value	Large Cap Value
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$510,556	$(42,318)	$(169,266)	$47,797	$(329,111)
Net realized gains (losses)	(101,704)	1,404,360	2,766,845	64,102	12,635,418
Change in unrealized gains (losses)	119,137	(3,743,755)	701,552	802,631	21,597,964
Increase (decrease) in net assets from operations	527,989	(2,381,713)	3,299,131	914,530	33,904,271
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,954	6,739	73,178	4,740	68,126
Transfers for contract benefits and terminations	(1,975,573)	(4,287,865)	(4,669,600)	(510,721)	(16,242,270)
Contract maintenance charge	(36,833)	(88,560)	(84,776)	(15,853)	(286,516)
Transfers among the sub-accounts and with the
Fixed Account - net	142,663	1,806,663	457,203	(171,898)	(2,979,294)
Increase (decrease) in net assets from contract
transactions	(1,858,789)	(2,563,023)	(4,223,995)	(693,732)	(19,439,954)
INCREASE (DECREASE) IN NET ASSETS	(1,330,800)	(4,944,736)	(924,864)	220,798	14,464,317
NET ASSETS AT BEGINNING OF PERIOD	16,298,422	41,024,157	46,456,520	7,008,393	139,398,293
NET ASSETS AT END OF PERIOD	$14,967,622	$36,079,421	$45,531,656	$7,229,191	$153,862,610

UNITS OUTSTANDING
Units outstanding at beginning of period	603,889	2,062,758	2,700,716	450,097	3,935,099
Units issued	22,136	138,198	113,864	14,382	128,674
Units redeemed	(89,313)	(267,198)	(329,087)	(54,851)	(550,571)
Units outstanding at end of period	536,712	1,933,758	2,485,493	409,628	3,513,202
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT			Putnam VT
	Mortgage	Putnam VT	Putnam VT	Small Cap	Putnam VT
	Securities	Multi-Cap Core	Research	Growth	Small Cap Value
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(109,383)	$(382,232)	$(278,970)	$(60,440)	$(206,251)
Net realized gains (losses)	(186,806)	7,584,633	3,485,139	511,325	137,538
Change in unrealized gains (losses)	(93,461)	5,208,859	1,096,029	46,620	8,414,168
Increase (decrease) in net assets from operations	(389,650)	12,411,260	4,302,198	497,505	8,345,455
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	630	31,547	7,931	9,100	28,497
Transfers for contract benefits and terminations	(954,412)	(4,997,675)	(2,657,265)	(404,124)	(3,285,000)
Contract maintenance charge	(15,843)	(82,684)	(45,450)	(11,113)	(35,001)
Transfers among the sub-accounts and with the
Fixed Account - net	353,215	(1,445,980)	(773,701)	(19,667)	(915,990)
Increase (decrease) in net assets from contract
transactions	(616,410)	(6,494,792)	(3,468,485)	(425,804)	(4,207,494)
INCREASE (DECREASE) IN NET ASSETS	(1,006,060)	5,916,468	833,713	71,701	4,137,961
NET ASSETS AT BEGINNING OF PERIOD	8,125,362	44,770,707	20,550,796	4,125,218	22,982,446
NET ASSETS AT END OF PERIOD	$7,119,302	$50,687,175	$21,384,509	$4,196,919	$27,120,407

UNITS OUTSTANDING
Units outstanding at beginning of period	474,696	1,902,291	700,134	78,796	682,271
Units issued	32,052	40,858	9,422	2,480	33,872
Units redeemed	(66,313)	(277,247)	(115,598)	(9,886)	(126,014)
Units outstanding at end of period	440,435	1,665,902	593,958	71,390	590,129
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT	Templeton
	Sustainable	Sustainable	Developing	Templeton	Templeton
	Future	Leaders	Markets	Foreign	Global Bond
	Class IB	Class IB	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(102,760)	$(1,066,024)	$(53,069)	$51,856	$(10,807)
Net realized gains (losses)	1,031,569	13,871,724	385,808	25,631	(34,560)
Change in unrealized gains (losses)	(576,582)	3,826,529	(745,939)	706,524	(2,389)
Increase (decrease) in net assets from operations	352,227	16,632,229	(413,200)	784,011	(47,756)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	192,583	23,585	42,760	—
Transfers for contract benefits and terminations	(402,937)	(10,154,722)	(965,210)	(3,355,461)	(71,853)
Contract maintenance charge	(16,212)	(193,807)	(18,159)	(56,949)	(1,040)
Transfers among the sub-accounts and with the
Fixed Account - net	(190,421)	(2,807,475)	376,064	490,766	6,737
Increase (decrease) in net assets from contract
transactions	(609,570)	(12,963,421)	(583,720)	(2,878,884)	(66,156)
INCREASE (DECREASE) IN NET ASSETS	(257,343)	3,668,808	(996,920)	(2,094,873)	(113,912)
NET ASSETS AT BEGINNING OF PERIOD	7,130,035	81,759,694	6,631,442	27,879,273	761,372
NET ASSETS AT END OF PERIOD	$6,872,692	$85,428,502	$5,634,522	$25,784,400	$647,460

UNITS OUTSTANDING
Units outstanding at beginning of period	120,420	2,861,434	145,391	1,520,259	29,196
Units issued	5,025	33,202	13,018	86,845	4,197
Units redeemed	(14,538)	(440,487)	(24,416)	(230,499)	(6,989)
Units outstanding at end of period	110,907	2,454,149	133,993	1,376,605	26,404
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

Templeton
Growth
VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,149)
Net realized gains (losses)	(1,225)
Change in unrealized gains (losses)	15,115
Increase (decrease) in net assets from operations	12,741
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—
Transfers for contract benefits and terminations	(44,046)
Contract maintenance charge	(145)
Transfers among the sub-accounts and with the
Fixed Account - net	111
Increase (decrease) in net assets from contract
transactions	(44,080)
INCREASE (DECREASE) IN NET ASSETS	(31,339)
NET ASSETS AT BEGINNING OF PERIOD	375,797
NET ASSETS AT END OF PERIOD	$344,458

UNITS OUTSTANDING
Units outstanding at beginning of period	15,221
Units issued	937
Units redeemed	(2,667)
Units outstanding at end of period	13,491
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

1. Organization

On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC”, formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Financial Advisors Separate Account I.
Everlake Financial Advisors Separate Account I (the “Account”, formerly known as Allstate Financial Advisors Separate Account I), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate Life Insurance Company (“ALIC”) completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish ELIC’s contractual obligations to the contractholders. ELIC continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ELIC.
ELIC issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (“Fund” or “Funds”) in which they invest:

Alliance Bernstein VPS Growth & Income Class B	AST Academic Strategies Asset Allocation
Alliance Bernstein VPS International Value Class B	AST Advanced Strategies
Alliance Bernstein VPS Large Cap Growth Class B	AST Moderate Multi-Asset Portfolio*
Alliance Bernstein VPS Small/Mid Value Class B	AST Balanced Asset Allocation
American Century VP Balanced Class **	AST BlackRock Global Strategies**
American Century VP International Class I	AST BlackRock Low Duration Bond*

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

AST BlackRock/Loomis Sayles Bond*	BNY Mellon VIF Government Money Market
AST Bond Portfolio 2021*	BNY Mellon VIF Growth and Income Initial Shares
AST Bond Portfolio 2022**	DWS Capital Growth VIP Class A
AST Bond Portfolio 2023	DWS Core Equity VIP Class A
AST Bond Portfolio 2024	DWS CROCI® International VIP Class A
AST Bond Portfolio 2025**	DWS Global Income Builder VIP Class A
AST Bond Portfolio 2026	DWS Global Small Cap VIP Class A
AST Bond Portfolio 2027**	DWS Government Money Market VIP Class A
AST Bond Portfolio 2028**	DWS Small Mid Cap Growth VIP Class A
AST Bond Portfolio 2029**	Federated Hermes Government Money Fund II
AST Bond Portfolio 2030	Fidelity VIP Asset Manager: Growth Service Class 2**
AST Bond Portfolio 2031	Fidelity VIP Contrafund Initial Class
AST Bond Portfolio 2032	Fidelity VIP Contrafund Service Class 2
AST Bond Portfolio 2033*	Fidelity VIP Equity-Income Initial Class
AST Capital Growth Asset Allocation	Fidelity VIP Equity-Income Service Class 2
AST ClearBridge Dividend Growth**	Fidelity VIP Freedom 2010 Service Class 2
AST Cohen & Steers Global Realty	Fidelity VIP Freedom 2020 Service Class 2
AST Cohen & Steers Realty	Fidelity VIP Freedom 2030 Service Class 2
AST Core Fixed Income*	Fidelity VIP Freedom Income Service Class 2
AST Emerging Markets Equity	Fidelity VIP Government Money Market Initial Class
AST Global Bond	Fidelity VIP Government Money Market Service Class 2
AST Goldman Sachs Small-Cap Value*	Fidelity VIP Growth & Income Service Class 2
AST Government Money Market	Fidelity VIP Growth Initial Class
AST High Yield	Fidelity VIP Growth Opportunities Service Class 2
AST International Growth	Fidelity VIP Growth Service Class 2
AST International Value	Fidelity VIP High Income Initial Class
AST Investment Grade Bond	Fidelity VIP High Income Service Class 2
AST J.P. Morgan Global Thematic	Fidelity VIP Index 500 Initial Class
AST J.P. Morgan International Equity	Fidelity VIP Index 500 Service Class 2
AST J.P. Morgan Tactical Preservation Portfolio*	Fidelity VIP Investment Grade Bond Initial Class
AST Jennison Large-Cap Growth*	Fidelity VIP Investment Grade Bond Service Class 2
AST Large-Cap Core	Fidelity VIP Mid Cap Service Class 2
AST Large-Cap Value*	Fidelity VIP Overseas Initial Class
AST Loomis Sayles Large-Cap Growth*	Fidelity VIP Overseas Service Class 2
AST MFS Global Equity	Franklin DynaTech VIP Class 2
AST MFS Growth Allocation**	Franklin Growth and Income VIP Class 2
AST MFS Growth*	Franklin Income VIP Class 2
AST MFS Large-Cap Value*	Franklin Large Cap Growth VIP Class 2
AST Mid-Cap Growth	Franklin Mutual Global Discovery VIP Class 2
AST Neuberger Berman/LSV Mid-Cap Value	Franklin Mutual Shares VIP Class 2
AST Preservation Asset Allocation	Franklin Small Cap Value VIP Class 2
AST Prudential Core Bond*	Franklin Small-Mid Cap Growth VIP Class 2
AST Prudential Growth Allocation	Franklin U.S. Government Securities VIP Class 2
AST Quantitative Modeling**	Goldman Sachs VIT International Equity Insights Institutional Shares**
AST Small-Cap Growth	Goldman Sachs VIT Large Cap Value Institutional Shares
AST Small-Cap Growth Opportunities*	Goldman Sachs VIT Mid Cap Value Institutional Shares
AST Small-Cap Value	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
AST T. Rowe Price Asset Allocation	Goldman Sachs VIT Strategic Growth Institutional Shares
AST Large-Cap Growth Portfolio*	Goldman Sachs VIT U.S. Equity Insights Institutional Shares
AST T. Rowe Price Large-Cap Value*	Invesco Oppenheimer V.I. International Growth Series II**
AST T. Rowe Price Natural Resources	Invesco V.I. American Franchise Series I
AST Wellington Management Hedged Equity	Invesco V.I. American Franchise Series II
AST Western Asset Emerging Markets Debt**	Invesco V.I. American Value Series I
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. American Value Series II
BNY Mellon Sustainable U.S. Equity Portfolio, Inc**	Invesco V.I. Capital Appreciation Series I

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Invesco V.I. Capital Appreciation Series II	MFS VIT Growth Service Class
Invesco V.I. Comstock Series I	MFS VIT High Yield Initial Class
Invesco V.I. Comstock Series II	MFS VIT Investors Trust Initial Class
Invesco V.I. Conservative Balanced Series I	MFS VIT Investors Trust Service Class
Invesco V.I. Conservative Balanced Series II	MFS VIT New Discovery Initial Class
Invesco V.I. Core Bond Series I*	MFS VIT New Discovery Service Class
Invesco V.I. Core Bond Series II*	MFS VIT Research Initial Class
Invesco V.I. Core Equity Series I	MFS VIT Research Service Class
Invesco V.I. Core Equity Series II	MFS VIT Total Return Bond Initial Class
Invesco V.I. Core Plus Bond Series I*	MFS VIT Utilities Initial Class
Invesco V.I. Core Plus Bond Series II*	MFS VIT Utilities Service Class
Invesco V.I. Discovery Mid Cap Growth Series I	Morgan Stanley VIF Core Plus Fixed Income Class I
Invesco V.I. Discovery Mid Cap Growth Series II	Morgan Stanley VIF Discovery Class I
Invesco V.I. Diversified Dividend Series I	Morgan Stanley VIF Discovery Class II
Invesco V.I. Diversified Dividend Series II	Morgan Stanley VIF Emerging Markets Debt Class II
Invesco V.I. Equally-Weighted S&P 500 Series I*	Morgan Stanley VIF Emerging Markets Equity Class I
Invesco V.I. Equally-Weighted S&P 500 Series II*	Morgan Stanley VIF Emerging Markets Equity Class II
Invesco V.I. Equity and Income Series I	Morgan Stanley VIF Global Franchise Class II
Invesco V.I. Equity and Income Series II	Morgan Stanley VIF Global Infrastructure Class I
Invesco V.I. EQV International Equity Fund Series I*	Morgan Stanley VIF Global Infrastructure Class II
Invesco V.I. EQV International Equity Series II*	Morgan Stanley VIF Global Strategist Class I
Invesco V.I. Global Core Equity Series I	Morgan Stanley VIF Global Strategist Class II
Invesco V.I. Global Core Equity Series II	Morgan Stanley VIF Growth Class I
Invesco V.I. Global Series I	Morgan Stanley VIF Growth Class II
Invesco V.I. Global Series II	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. Global Strategic Income Series I	Morgan Stanley VIF U.S. Real Estate Class II
Invesco V.I. Global Strategic Income Series II	Morgan Stanley VIS Income Plus Class X Shares
Invesco V.I. Government Money Market Series I	Morgan Stanley VIS Income Plus Class Y Shares
Invesco V.I. Government Money Market Series II	Neuberger Berman AMT Mid Cap Growth Class I
Invesco V.I. Government Securities Series I	Neuberger Berman AMT Sustainable Equity Class I
Invesco V.I. Government Securities Series II	PIMCO VIT CommodityRealReturn® Strategy Advisor Class
Invesco V.I. Growth and Income Series II	PIMCO VIT Emerging Markets Bond Advisor Class
Invesco V.I. High Yield Series I	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
Invesco V.I. High Yield Series II	PIMCO VIT Real Return Advisor Class
Invesco V.I. Main Street Mid Cap Series I	PIMCO VIT Total Return Advisor Class
Invesco V.I. Main Street Mid Cap Series II	PIMCO VIT Total Return Institutional Class
Invesco V.I. Main Street Series I	Profund VP Consumer Goods**
Invesco V.I. Main Street Series II	ProFund VP Consumer Services**
Invesco V.I. Main Street Small Cap Series I	ProFund VP Financials**
Invesco V.I. Main Street Small Cap Series II	ProFund VP Health Care**
Invesco V.I. S&P 500 Index Series I*	ProFund VP Industrials**
Invesco V.I. S&P 500 Index Series II*	ProFund VP Large-Cap Growth**
Invesco V.I. Technology Series I	ProFund VP Large-Cap Value**
Invesco V.I. Technology Series II	ProFund VP Mid-Cap Growth**
Janus Henderson VIT Forty Institutional Shares	ProFund VP Mid-Cap Value**
Janus Henderson VIT Global Research Service Shares**	ProFund VP Real Estate**
Janus Henderson VIT Overseas Service Shares**	ProFund VP Small-Cap Growth**
Lazard Retirement Series Emerging Market Equity Service Shares	ProFund VP Small-Cap Value**
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	ProFund VP Telecommunications**
Lord Abbett Bond Debenture	ProFund VP Utilities**
Lord Abbett Fundamental Equity	Putnam VT Diversified Income Class IB
Lord Abbett Growth and Income	Putnam VT Emerging Markets Equity Fund Class IB
Lord Abbett Growth Opportunities	Putnam VT Focused International Equity Class IB
Lord Abbett Mid Cap Stock	Putnam VT George Putnam Balanced Class IB
MFS VIT Growth Initial Class	Putnam VT Global Asset Allocation Class IB

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Putnam VT Global Health Care Class IB	Putnam VT Research Class IB
Putnam VT Government Money Market Class IB	Putnam VT Small Cap Growth Class IB
Putnam VT Growth Opportunities Class IB	Putnam VT Small Cap Value Class IB
Putnam VT High Yield Class IB	Putnam VT Sustainable Future Class IB
Putnam VT Income Class IB	Putnam VT Sustainable Leaders Class IB
Putnam VT International Equity Class IB	Rydex VT NASDAQ-100®**
Putnam VT International Value Class IB	Templeton Developing Markets VIP Class 2
Putnam VT Large Cap Value Class IB	Templeton Foreign VIP Class 2
Putnam VT Mortgage Securities Class IB	Templeton Global Bond VIP Class 2
Putnam VT Multi-Cap Core Class IB	Templeton Growth VIP Class 2

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
(**) Sub-account was available, but had no net assets as of December 31, 2022.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

Subsequent Event - Subsequent events were evaluated through April 19, 2023. The Account is monitoring its exposure to regional banks in the underlying funds held by the sub-accounts. Additional turmoil in the banking sector could have an adverse effect on global, national, and local economies, as well as the Account. The extent to which the state of the banking sector impacts the Account will depend on future developments, which cannot be predicted.

2. Portfolio Changes

The following sub-accounts were opened during the years ended December 31, 2022 and 2021:

Date:	Fund Name:
April 29, 2022	Invesco V.I. Equally-Weighted S&P 500 Fund Series I
April 29, 2022	Invesco V.I. Equally-Weighted S&P 500 Series II
January 3, 2022	AST Bond Portfolio 2033
January 4, 2021	AST Bond Portfolio 2032

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Date:	Merged from:	Merged to:
April 29, 2022	Invesco V.I. Core Bond Series I	Invesco V.I. Core Plus Bond Series I
April 29, 2022	Invesco V.I. Core Bond Series II	Invesco V.I. Core Plus Bond Series II
April 29, 2022	Invesco V.I. S&P 500 Index Series I	Invesco V.I. Equally-Weighted S&P 500 Fund Series I
April 29, 2022	Invesco V.I. S&P 500 Index Series II	Invesco V.I. Equally-Weighted S&P 500 Series II
April 30, 2021	Invesco V.I. Managed Volatility Series I	Invesco V.I. Equity and Income Series I
April 30, 2021	Invesco V.I. Managed Volatility Series II	Invesco V.I. Equity and Income Series II
April 30, 2021	Invesco V.I. Value Opportunities Series I	Invesco V.I. American Value Series I
April 30, 2021	Invesco V.I. Value Opportunities Series II	Invesco V.I. American Value Series II
October 28, 2021	DWS Bond VIP Class A	DWS Government Money Market VIP Class A

The following sub-accounts were closed during the year ended December 31, 2022:

Date:	Fund name:
January 3, 2022	AST Bond Portfolio 2021
February 14, 2022	AST BlackRock/Loomis Sayles Bond
February 14, 2022	AST T. Rowe Price Large-Cap Value
February 14, 2022	AST MFS Large-Cap Value
February 14, 2022	AST BlackRock Low Duration Bond
February 14, 2022	AST Prudential Core Bond
June 13, 2022	AST Goldman Sachs Small-Cap Value
June 13, 2022	AST Jennison Large-Cap Growth
June 13, 2022	AST Loomis Sayles Large-Cap Growth
June 13, 2022	AST MFS Growth
September 12, 2022	AST Small-Cap Growth Opportunities
December 5, 2022	AST Moderate Multi-Asset Portfolio

The following sub-account name changes occurred during the year ended December 31, 2022:

New fund name:	Old fund name:
AST Core Fixed Income	AST Western Asset Core Plus Bond
AST J.P. Morgan Tactical Preservation Portfolio	AST J.P. Morgan Strategic Opportunities
AST Large-Cap Growth Portfolio	AST T. Rowe Price Large-Cap Growth
AST Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value
AST Moderate Multi-Asset Portfolio	AST AllianzGI World Trends
Invesco V.I. EQV International Equity Fund Series I	Invesco V.I. International Growth Series I
Invesco V.I. EQV International Equity Series II	Invesco V.I. International Growth Series II

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code. For the period from January 1 to October 31, 2021, ELIC joined with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. Beginning November 1, 2021, ELIC joins its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2022 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by ELIC and may result in additional amounts being transferred into the Account by ELIC to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ELIC but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ELIC. A payable is established for amounts payable to ELIC from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in "Transfers for contract benefits and terminations" in the Statement of Changes in Net Assets, but are remitted to ELIC. The Preferred Client Variable Annuity does not assess a withdrawal charge.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. ELIC guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ELIC deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - ELIC deducts an annual contract maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. ELIC deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2022 was as follows:

Purchases
Alliance Bernstein VPS Growth & Income Class B	$6,874,920
Alliance Bernstein VPS International Value Class B	357,732
Alliance Bernstein VPS Large Cap Growth Class B	4,688,801
Alliance Bernstein VPS Small/Mid Value Class B	1,255,776
American Century VP International Class I	1,237
AST Academic Strategies Asset Allocation	343,392
AST Advanced Strategies	35,748
AST Moderate Multi-Assets Portfolio*	80,075
AST Balanced Asset Allocation	389,500
AST Bond Portfolio 2022	4,559
AST Bond Portfolio 2023	562,059
AST Bond Portfolio 2030	11
AST Bond Portfolio 2031	129,074
AST Bond Portfolio 2032	18,562
AST Capital Growth Asset Allocation	59,993
AST Core Fixed Income*	123,952
AST Government Money Market	575,770
AST High Yield	403
AST International Growth	111
AST Investment Grade Bond	3,666,658
AST J.P. Morgan Global Thematic	12,620
AST J.P. Morgan Tactical Preservation Portfolio*	70,633
AST Large-Cap Value*	128,564
AST Loomis Sayles Large-Cap Growth*	25
AST Mid-Cap Growth	25
AST Preservation Asset Allocation	79,146
AST Prudential Growth Allocation	935,746
AST Small-Cap Growth	12,961
AST Small-Cap Growth Opportunities*	24
AST Small-Cap Value	2,116
AST T. Rowe Price Asset Allocation	333,558

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Purchases
AST Large-Cap Growth Portfolio*	$134,328
AST Wellington Management Hedged Equity	15,861
BNY Mellon Stock Index Fund, Inc.	27,202
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	1,234
BNY Mellon VIF Government Money Market	1,965
BNY Mellon VIF Growth and Income Initial Shares	28,668
DWS Capital Growth VIP Class A	223,387
DWS Core Equity VIP Class A	86,154
DWS CROCI® International VIP Class A	4,417
DWS Global Income Builder VIP Class A	53,525
DWS Global Small Cap VIP Class A	117,763
DWS Government Money Market VIP Class A	5,211
DWS Small Mid Cap Growth VIP Class A	39,623
Federated Hermes Government Money Fund II	116,924
Fidelity VIP Contrafund Initial Class	254,387
Fidelity VIP Contrafund Service Class 2	1,728,104
Fidelity VIP Equity-Income Initial Class	31,541
Fidelity VIP Equity-Income Service Class 2	26,475
Fidelity VIP Freedom 2010 Service Class 2	183,140
Fidelity VIP Freedom 2020 Service Class 2	324,610
Fidelity VIP Freedom 2030 Service Class 2	63,095
Fidelity VIP Freedom Income Service Class 2	35,860
Fidelity VIP Government Money Market Initial Class	6,656,764
Fidelity VIP Government Money Market Service Class 2	7,582,560
Fidelity VIP Growth & Income Service Class 2	167,750
Fidelity VIP Growth Initial Class	284,691
Fidelity VIP Growth Opportunities Service Class 2	431,217
Fidelity VIP Growth Service Class 2	12,629
Fidelity VIP High Income Initial Class	6,622
Fidelity VIP High Income Service Class 2	94,270
Fidelity VIP Index 500 Initial Class	103,774
Fidelity VIP Index 500 Service Class 2	247,228
Fidelity VIP Investment Grade Bond Initial Class	40,857
Fidelity VIP Investment Grade Bond Service Class 2	54
Fidelity VIP Mid Cap Service Class 2	453,578
Fidelity VIP Overseas Initial Class	18,921
Fidelity VIP Overseas Service Class 2	4
Franklin DynaTech VIP Class 2	575,292
Franklin Growth and Income VIP Class 2	7,193,052
Franklin Income VIP Class 2	5,695,481
Franklin Large Cap Growth VIP Class 2	4,206,835
Franklin Mutual Global Discovery VIP Class 2	589,850
Franklin Mutual Shares VIP Class 2	3,619,992
Franklin Small Cap Value VIP Class 2	3,267,035
Franklin Small-Mid Cap Growth VIP Class 2	264,420
Franklin U.S. Government Securities VIP Class 2	375,120
Goldman Sachs VIT Large Cap Value Institutional Shares	190,721
Goldman Sachs VIT Mid Cap Value Institutional Shares	325,779
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	131,543
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	179,263
Invesco V.I. Equally-Weighted S&P 500 Series I*	30,802,234
Invesco V.I. Equally-Weighted S&P 500 Series II*	48,649,222
Invesco V.I. American Franchise Series I	19,940,602
Invesco V.I. American Franchise Series II	5,051,745

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Purchases
Invesco V.I. American Value Series I	$6,201,728
Invesco V.I. American Value Series II	2,821,655
Invesco V.I. Capital Appreciation Series I	1,155,951
Invesco V.I. Capital Appreciation Series II	5,052,678
Invesco V.I. Comstock Series I	2,706,547
Invesco V.I. Comstock Series II	3,692,844
Invesco V.I. Conservative Balanced Series I	64,566
Invesco V.I. Conservative Balanced Series II	426,540
Invesco V.I. Core Bond Series I*	13,038
Invesco V.I. Core Bond Series II*	261,342
Invesco V.I. Core Equity Series I	10,451,639
Invesco V.I. Core Equity Series II	131,091
Invesco V.I. Core Plus Bond Series I*	638,032
Invesco V.I. Core Plus Bond Series II*	6,286,543
Invesco V.I. Discovery Mid Cap Growth Series I	1,618,211
Invesco V.I. Discovery Mid Cap Growth Series II	4,130,238
Invesco V.I. Diversified Dividend Series I	14,992,198
Invesco V.I. Diversified Dividend Series II	3,459,763
Invesco V.I. Equity and Income Series I	4,038,491
Invesco V.I. Equity and Income Series II	2,950,459
Invesco V.I. EQV International Equity Fund Series I*	1,529,816
Invesco V.I. EQV International Equity Series II*	175,347
Invesco V.I. Global Core Equity Series I	1,406,481
Invesco V.I. Global Core Equity Series II	912,361
Invesco V.I. Global Series I	345,177
Invesco V.I. Global Series II	1,352,881
Invesco V.I. Global Strategic Income Series I	8,259
Invesco V.I. Global Strategic Income Series II	356,955
Invesco V.I. Government Money Market Series I	713,997
Invesco V.I. Government Money Market Series II	1,952
Invesco V.I. Government Securities Series I	194,338
Invesco V.I. Growth and Income Series II	2,818,066
Invesco V.I. High Yield Series I	399,711
Invesco V.I. High Yield Series II	245,533
Invesco V.I. Main Street Mid Cap Series I	1,843,481
Invesco V.I. Main Street Mid Cap Series II	157,426
Invesco V.I. Main Street Series I	358,345
Invesco V.I. Main Street Series II	7,642,460
Invesco V.I. Main Street Small Cap Series I	91,839
Invesco V.I. Main Street Small Cap Series II	1,135,171
Invesco V.I. S&P 500 Index Series I*	6,089,403
Invesco V.I. S&P 500 Index Series II*	7,714,069
Invesco V.I. Technology Series I	1,205,184
Janus Henderson VIT Forty Institutional Shares	46
Lazard Retirement Series Emerging Market Equity Service Shares	7
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	39
Lord Abbett Bond Debenture	612,101
Lord Abbett Fundamental Equity	273,550
Lord Abbett Growth and Income	664,386
Lord Abbett Growth Opportunities	524,536
Lord Abbett Mid Cap Stock	413,849
MFS VIT Growth Initial Class	109,166
MFS VIT Growth Service Class	11,926
MFS VIT High Yield Initial Class	22,656

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Purchases
MFS VIT Investors Trust Initial Class	$96,580
MFS VIT Investors Trust Service Class	19,926
MFS VIT New Discovery Initial Class	458,138
MFS VIT New Discovery Service Class	31,423
MFS VIT Research Initial Class	48,621
MFS VIT Research Service Class	4,201
MFS VIT Total Return Bond Initial Class	385,633
MFS VIT Utilities Initial Class	10,352
MFS VIT Utilities Service Class	7,726
Morgan Stanley VIF Core Plus Fixed Income Class I	7,888
Morgan Stanley VIF Discovery Class I	6,164,160
Morgan Stanley VIF Discovery Class II	5,568,205
Morgan Stanley VIF Emerging Markets Debt Class II	425,145
Morgan Stanley VIF Emerging Markets Equity Class I	1,233,186
Morgan Stanley VIF Emerging Markets Equity Class II	296,733
Morgan Stanley VIF Global Franchise Class II	2,360,976
Morgan Stanley VIF Global Infrastructure Class I	2,044,574
Morgan Stanley VIF Global Infrastructure Class II	810,975
Morgan Stanley VIF Global Strategist Class I	7,549,994
Morgan Stanley VIF Global Strategist Class II	2,203,980
Morgan Stanley VIF Growth Class I	105,962,188
Morgan Stanley VIF Growth Class II	29,106,614
Morgan Stanley VIF U.S. Real Estate Class I	2,464,362
Morgan Stanley VIF U.S. Real Estate Class II	3,375,435
Morgan Stanley VIS Income Plus Class X Shares	1,409,468
Morgan Stanley VIS Income Plus Class Y Shares	2,794,042
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	107,800
PIMCO VIT Emerging Markets Bond Advisor Class	20,965
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	12
PIMCO VIT Real Return Advisor Class	242,011
PIMCO VIT Total Return Advisor Class	439,171
PIMCO VIT Total Return Institutional Class	10
Putnam VT Diversified Income Class IB	1,188,560
Putnam VT Emerging Markets Equity Fund Class IB	1,312,481
Putnam VT Focused International Equity Class IB	6,098,032
Putnam VT George Putnam Balanced Class IB	4,715,952
Putnam VT Global Asset Allocation Class IB	1,681,254
Putnam VT Global Health Care Class IB	2,010,438
Putnam VT Government Money Market Class IB	5,988,255
Putnam VT Growth Opportunities Class IB	19,714,629
Putnam VT High Yield Class IB	1,085,733
Putnam VT Income Class IB	2,905,652
Putnam VT International Equity Class IB	6,100,615
Putnam VT International Value Class IB	475,427
Putnam VT Large Cap Value Class IB	18,103,969
Putnam VT Mortgage Securities Class IB	746,146
Putnam VT Multi-Cap Core Class IB	12,411,370
Putnam VT Research Class IB	1,557,047
Putnam VT Small Cap Growth Class IB	675,575
Putnam VT Small Cap Value Class IB	3,778,579
Putnam VT Sustainable Future Class IB	1,469,421
Putnam VT Sustainable Leaders Class IB	11,211,966
Templeton Developing Markets VIP Class 2	754,872
Templeton Foreign VIP Class 2	1,541,049

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

Purchases
Templeton Global Bond VIP Class 2	$175,771
Templeton Growth VIP Class 2	481

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
7. Financial Highlights
ELIC offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2022	1,074	$30.37	-	42.38	$32,794	1.08%	0.70	-	2.59%	(6.87)	-	(5.08)%
2021	1,206	32.61	-	44.65	39,225	0.63	0.70	-	2.59	24.55	-	26.95
2020	1,309	26.18	-	35.17	33,922	1.34	0.70	-	2.59	(0.16)	-	1.76
2019	1,477	26.22	-	34.57	38,043	1.02	0.70	-	2.59	20.43	-	22.75
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)

Alliance Bernstein VPS International Value Class B
2022	351	8.32	-	10.51	3,399	4.11	1.29	-	2.59	(16.01)	-	(14.90)
2021	404	9.91	-	12.35	4,624	1.64	1.29	-	2.59	8.00	-	9.43
2020	460	9.18	-	11.29	4,837	1.55	1.29	-	2.59	(0.42)	-	0.89
2019	513	9.22	-	11.19	5,379	0.79	1.29	-	2.59	13.79	-	15.29
2018	575	8.10	-	9.71	5,251	1.09	1.29	-	2.59	(24.97)	-	(23.98)

Alliance Bernstein VPS Large Cap Growth Class B
2022	913	29.88	-	39.40	24,442	—	0.70	-	2.59	(30.52)	-	(29.18)
2021	1,052	42.19	-	56.71	40,156	—	0.70	-	2.59	25.34	-	27.75
2020	1,182	33.03	-	45.24	35,858	—	0.70	-	2.59	31.67	-	34.20
2019	1,359	24.61	-	34.36	31,261	—	0.70	-	2.59	30.91	-	33.43
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61

Alliance Bernstein VPS Small/Mid Value Class B
2022	130	36.18	-	46.91	5,541	0.83	1.29	-	2.59	(17.98)	-	(16.90)
2021	150	44.11	-	56.45	7,786	0.60	1.29	-	2.59	32.12	-	33.86
2020	180	33.38	-	42.17	6,994	0.79	1.29	-	2.59	0.40	-	1.73
2019	194	33.25	-	41.45	7,463	0.32	1.29	-	2.59	16.82	-	18.36
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)

American Century VP International Class I
2022	< 1	22.02	-	22.02	7	1.46	1.45	-	1.45	(25.84)	-	(25.84)
2021	< 1	29.70	-	29.70	9	0.16	1.45	-	1.45	7.18	-	7.18
2020	< 1	27.71	-	27.71	9	0.48	1.45	-	1.45	24.07	-	24.07
2019	< 1	22.33	-	22.33	7	0.86	1.45	-	1.45	26.57	-	26.57
2018	< 1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)

AST Academic Strategies Asset Allocation
2022	110	10.52	-	13.10	1,318	—	1.15	-	2.60	(15.64)	-	(14.43)
2021	178	12.46	-	15.31	2,505	—	1.15	-	2.60	9.59	-	11.16
2020	187	11.37	-	13.77	2,386	—	1.15	-	2.60	1.57	-	3.03
2019	196	11.20	-	13.37	2,324	—	1.15	-	2.60	13.11	-	14.73
2018	238	9.90	-	11.65	2,566	—	1.15	-	2.60	(10.48)	-	(9.19)

AST Advanced Strategies
2022	71	15.31	-	19.08	1,258	—	1.15	-	2.60	(18.74)	-	(17.57)
2021	78	18.84	-	23.14	1,682	—	1.15	-	2.60	10.94	-	12.53
2020	83	16.98	-	20.57	1,610	—	1.15	-	2.60	7.87	-	9.42
2019	83	15.74	-	18.80	1,432	—	1.15	-	2.60	18.77	-	20.47
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Moderate Multi-Asset Portfolio (sub-account expired on December 5, 2022)
2022	—	$12.82	-	15.90	$—	—%	1.15	-	2.65%	(16.72)	-	(15.58)%
2021	34	15.39	-	18.83	603	—	1.15	-	2.65	8.27	-	9.88
2020	35	14.22	-	17.14	560	—	1.15	-	2.65	11.15	-	12.80
2019	68	12.79	-	15.19	919	—	1.15	-	2.65	15.00	-	16.70
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)

AST Balanced Asset Allocation
2022	295	14.21	-	18.25	5,038	—	1.00	-	2.65	(18.42)	-	(17.09)
2021	308	18.30	-	22.01	6,373	—	1.00	-	2.30	10.30	-	11.73
2020	292	16.59	-	19.70	5,381	—	1.00	-	2.30	9.25	-	10.66
2019	320	15.18	-	17.80	5,313	—	1.00	-	2.30	16.73	-	18.23
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)

AST BlackRock Global Strategies
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	15.58	-	15.58	—	—	1.55	-	1.55	9.97	-	9.97
2020	< 1	14.17	-	14.17	2	—	1.55	-	1.55	3.14	-	3.14
2019	< 1	13.74	-	13.74	4	—	1.55	-	1.55	15.82	-	15.82
2018	< 1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)

AST BlackRock Low Duration Bond (sub-account expired on February 14, 2022)
2022	—	10.93	-	12.00	—	—	1.00	-	1.65	(1.69)	-	(1.62)
2021	4	11.12	-	12.20	49	—	1.00	-	1.65	(2.22)	-	(1.59)
2020	4	11.37	-	12.40	50	—	1.00	-	1.65	0.89	-	1.54
2019	4	11.27	-	12.21	48	—	1.00	-	1.65	2.92	-	3.58
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)

AST BlackRock/Loomis Sayles Bond (sub-account expired on February 14, 2022)
2022	—	14.14	-	15.53	—	—	1.00	-	1.65	(3.42)	-	(3.35)
2021	5	14.64	-	16.06	79	—	1.00	-	1.65	(2.74)	-	(2.11)
2020	6	15.05	-	16.41	92	—	1.00	-	1.65	5.62	-	6.30
2019	5	14.25	-	15.44	75	—	1.00	-	1.65	7.45	-	8.14
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)

AST Bond Portfolio 2022
2022	—	11.74	-	12.45	—	—	1.50	-	2.00	(2.61)	-	(2.13)
2021	40	12.05	-	12.72	498	—	1.50	-	2.00	(2.87)	-	(2.39)
2020	40	12.41	-	13.03	510	—	1.50	-	2.00	2.95	-	3.45
2019	42	12.05	-	12.60	509	—	1.50	-	2.00	3.81	-	4.32
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)

AST Bond Portfolio 2023
2022	63	9.84	-	10.39	637	—	1.50	-	2.00	(5.58)	-	(5.12)
2021	11	10.95	-	10.95	124	—	1.50	-	1.50	(3.16)	-	(3.16)
2020	11	11.31	-	11.31	128	—	1.50	-	1.50	5.19	-	5.19
2019	11	10.75	-	10.75	122	—	1.50	-	1.50	4.93	-	4.93
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2024
2022	5	$9.96	-	9.96	$49	—%	1.50	-	1.50%	(8.00)	-	(8.00)%
2021	5	10.83	-	10.83	54	—	1.50	-	1.50	(3.81)	-	(3.81)
2020	5	11.25	-	11.25	56	—	1.50	-	1.50	7.05	-	7.05
2019	5	10.51	-	10.51	52	—	1.50	-	1.50	6.36	-	6.36
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)

AST Bond Portfolio 2026
2022	11	9.72	-	9.72	106	—	1.50	-	1.50	(12.01)	-	(12.01)
2021	12	11.05	-	11.05	136	—	1.50	-	1.50	(5.27)	-	(5.27)
2020	12	11.66	-	11.66	144	—	1.50	-	1.50	9.04	-	9.04
2019	28	10.69	-	10.69	297	—	1.50	-	1.50	8.40	-	8.40
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)

AST Bond Portfolio 2030 (sub-account launched on January 2, 2019)
2022	1	9.8	-	9.8	14	—	1.5	-	1.5	-18.36	-	-18.36
2021	1	12.00	-	12.00	17	—	1.50	-	1.50	(5.62)	-	(5.62)
2020	13	12.65	-	12.72	166	—	1.50	-	1.75	12.54	-	12.82
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2031 (sub-account launched on January 2, 2020)
2022	17	8.38	-	8.38	139	—	1.5	-	1.5	-19.94	-	-19.94
2021	11	10.46	-	10.46	110	—	1.50	-	1.50	(6.18)	-	(6.18)
2020	1	11.15	-	11.15	13	—	1.50	-	1.50	11.54	-	11.54

AST Bond Portfolio 2032 (sub-account launched on January 4, 2021)
2022	3	7.34	-	7.34	22	—	1.50	-	1.50	(21.35)	-	(21.35)
2021	2	9.33	-	9.33	14	—	1.50	-	1.50	(6.69)	-	(6.69)

AST Capital Growth Asset Allocation
2022	104	15.92	-	18.95	1,827	—	1.15	-	2.30	(18.77)	-	(17.85)
2021	124	19.59	-	23.07	2,646	—	1.15	-	2.30	14.34	-	15.65
2020	191	17.13	-	19.95	3,588	—	1.15	-	2.30	10.87	-	12.13
2019	228	15.46	-	17.79	3,722	—	1.15	-	2.30	19.50	-	20.86
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)

AST Cohen & Steers Global Realty
2022	< 1	13.83	-	13.83	1	—	1.65	-	1.65	(26.65)	-	(26.65)
2021	< 1	18.85	-	18.85	2	—	1.65	-	1.65	24.84	-	24.84
2020	< 1	15.10	-	15.10	2	—	1.65	-	1.65	(4.52)	-	(4.52)
2019	< 1	15.82	-	15.82	2	—	1.65	-	1.65	23.09	-	23.09
2018	< 1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Cohen & Steers Realty
2022	< 1	$20.27	-	20.27	$11	—%	1.65	-	1.65%	(26.57)	-	(26.57)%
2021	< 1	27.61	-	27.61	15	—	1.65	-	1.65	40.53	-	40.53
2020	< 1	19.65	-	20.04	11	—	1.50	-	1.65	(4.42)	-	(4.28)
2019	< 1	20.56	-	20.94	12	—	1.50	-	1.65	29.08	-	29.28
2018	< 1	15.93	-	16.85	9	—	1.15	-	1.65	(6.31)	-	(5.84)

AST Core Fixed Income
2022	12	11.81	-	13.02	147	—	1.00	-	1.65	(17.64)	-	(17.11)
2021	3	14.65	-	15.71	54	—	1.00	-	1.50	(3.68)	-	(3.21)
2020	4	15.21	-	16.23	67	—	1.00	-	1.50	6.51	-	7.04
2019	4	14.28	-	15.16	61	—	1.00	-	1.50	10.64	-	11.19
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)

AST Emerging Markets Equity
2022	< 1	7.62	-	7.62	3	—	1.65	-	1.65	(22.99)	-	(22.99)
2021	< 1	9.90	-	9.90	4	—	1.65	-	1.65	(1.43)	-	(1.43)
2020	< 1	10.04	-	10.04	5	—	1.65	-	1.65	2.37	-	2.37
2019	< 1	9.81	-	9.81	5	—	1.65	-	1.65	11.51	-	11.51
2018	< 1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)

AST Global Bond (sub-account launched on November 13, 2020)
2022	1	8.43	-	8.52	10	—	1.15	-	1.65	(13.62)	-	(13.19)
2021	1	9.76	-	9.81	12	—	1.15	-	1.65	(3.06)	-	(2.58)
2020	2	10.07	-	10.07	19	—	1.15	-	1.65	0.68	-	0.75

AST Goldman Sachs Small-Cap Value (sub-account expired on June 13, 2022)
2022	—	27.37	-	27.37	—	—	1.65	-	1.65	(12.26)	-	(12.26)
2021	< 1	31.20	-	31.20	3	—	1.65	-	1.65	24.58	-	24.58
2020	< 1	25.04	-	25.04	2	—	1.65	-	1.65	0.77	-	0.77
2019	< 1	24.85	-	24.85	2	—	1.65	-	1.65	20.64	-	20.64
2018	< 1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)

AST Government Money Market
2022	41	8.10	-	9.22	344	1.36	1.15	-	2.00	(0.76)	-	0.07
2021	23	8.16	-	9.21	191	<0.01	1.15	-	2.00	(1.96)	-	(1.14)
2020	23	8.33	-	9.32	196	0.26	1.15	-	2.00	(1.74)	-	(0.91)
2019	48	8.47	-	9.40	302	1.67	1.15	-	2.00	(0.31)	-	0.53
2018	28	8.50	-	9.35	237	1.24	1.15	-	2.00	(0.70)	-	0.14

AST High Yield
2022	2	17.16	-	17.55	30	—	1.00	-	1.15	(12.52)	-	(12.39)
2021	2	19.61	-	20.04	35	—	1.00	-	1.15	5.13	-	5.28
2020	2	18.65	-	19.03	33	—	1.00	-	1.15	1.47	-	1.62
2019	2	18.39	-	18.73	30	—	1.00	-	1.15	13.99	-	14.16
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST International Growth
2022	4	$12.76	-	13.77	$49	—%	1.15	-	1.65%	(29.84)	-	(29.50)%
2021	4	18.19	-	19.53	70	—	1.15	-	1.65	10.67	-	11.22
2020	4	16.43	-	17.56	63	—	1.15	-	1.65	29.19	-	29.83
2019	4	12.72	-	13.53	49	—	1.15	-	1.65	29.96	-	30.61
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)

AST International Value
2022	2	9.12	-	9.84	14	—	1.15	-	1.65	(11.56)	-	(11.13)
2021	2	10.31	-	11.07	16	—	1.15	-	1.65	5.89	-	6.42
2020	2	9.74	-	10.40	22	—	1.15	-	1.65	(2.22)	-	(1.74)
2019	2	9.96	-	10.59	23	—	1.15	-	1.65	18.07	-	18.66
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)

AST Investment Grade Bond
2022	165	15.32	-	17.32	2,716	—	1.15	-	2.00	(15.51)	-	(14.80)
2021	70	18.13	-	20.33	1,356	—	1.15	-	2.00	(4.09)	-	(3.28)
2020	87	18.79	-	21.02	1,742	—	1.15	-	2.05	14.12	-	15.14
2019	115	16.46	-	18.26	1,982	—	1.15	-	2.05	8.99	-	9.96
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)

AST J.P. Morgan Global Thematic
2022	5	15.69	-	17.49	81	—	1.15	-	1.90	(18.53)	-	(17.92)
2021	6	19.26	-	21.30	117	—	1.15	-	1.90	10.32	-	11.13
2020	7	17.45	-	19.17	133	—	1.15	-	1.90	11.05	-	11.87
2019	8	15.72	-	17.14	134	—	1.15	-	1.90	17.20	-	18.07
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)

AST J.P. Morgan International Equity
2022	8	10.57	-	12.03	80	—	1.15	-	2.00	(21.90)	-	(21.24)
2021	8	13.54	-	15.28	103	—	1.15	-	2.00	8.89	-	9.81
2020	8	12.43	-	13.91	95	—	1.15	-	2.00	10.86	-	11.79
2019	8	11.21	-	12.45	85	—	1.15	-	2.00	24.73	-	25.77
2018	9	8.99	-	9.90	85	—	1.15	-	2.00	(19.10)	-	(18.41)

AST J.P. Morgan Tactical Preservation Portfolio
2022	119	11.79	-	14.68	1,639	—	1.15	-	2.60	(17.86)	-	(16.68)
2021	129	14.35	-	17.63	2,142	—	1.15	-	2.60	5.21	-	6.72
2020	111	13.64	-	16.52	1,746	—	1.15	-	2.60	8.53	-	10.08
2019	118	12.57	-	15.00	1,661	—	1.15	-	2.60	11.70	-	13.30
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)

AST Large-Cap Core
2022	2	8.72	-	22.82	23	—	1.00	-	1.15	(17.94)	-	(17.81)
2021	2	10.61	-	27.81	30	—	1.00	-	1.15	5.24	-	26.39
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Large-Cap Value
2022	6	$19.28	-	22.45	$123	—%	1.00	-	2.00%	(0.29)	-	0.70%
2021	< 1	21.82	-	21.82	2	—	1.15	-	1.15	27.74	-	27.74
2020	< 1	17.08	-	17.08	1	—	1.15	-	1.15	(0.87)	-	(0.87)
2019	< 1	17.23	-	17.23	1	—	1.15	-	1.15	28.05	-	28.05
2018	< 1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)

AST Loomis Sayles Large-Cap Growth (sub-account expired on June 13, 2022)
2022	—	26.66	-	30.87	—	—	1.00	-	2.00	(28.26)	-	(27.94)
2021	5	37.16	-	42.84	181	—	1.00	-	2.00	16.03	-	17.18
2020	6	32.02	-	36.56	203	—	1.00	-	2.00	29.01	-	30.29
2019	7	24.82	-	28.06	173	—	1.00	-	2.00	29.05	-	30.33
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)

AST MFS Global Equity
2022	< 1	22.71	-	23.24	19	—	1.00	-	1.15	(18.89)	-	(18.77)
2021	< 1	28.01	-	28.61	24	—	1.00	-	1.15	15.52	-	15.69
2020	< 1	24.24	-	24.73	22	—	1.00	-	1.15	12.88	-	13.05
2019	< 1	21.48	-	21.88	21	—	1.00	-	1.15	28.48	-	28.67
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)

AST MFS Growth (sub-account expired on June 13, 2022)
2022	—	32.83	-	32.83	—	—	1.15	-	1.15	(28.55)	-	(28.55)
2021	< 1	45.95	-	45.95	7.00	—	1.15	-	1.15	21.98	-	21.98
2020	< 1	37.67	-	37.67	6.00	—	1.15	-	1.15	28.99	-	28.99
2019	< 1	29.2	-	29.2	4.00	—	1.15	-	1.15	36.21	-	36.21
2018	< 1	21.44	-	21.44	3.00	—	1.15	-	1.15	0.98	-	0.98

AST Mid-Cap Growth
2022	1	23.02	-	26.80	35	—	1.00	-	2.00	(32.29)	-	(31.62)
2021	1	33.99	-	39.19	53	—	1.00	-	2.00	8.32	-	9.39
2020	1	31.38	-	35.83	49	—	1.00	-	2.00	32.19	-	33.50
2019	2	23.74	-	26.84	42	—	1.00	-	2.00	27.60	-	28.87
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)

AST Neuberger Berman/LSV Mid-Cap Value
2022	3	21.47	-	24.43	62	—	1.15	-	2.00	(9.58)	-	(8.82)
2021	3	23.74	-	26.79	69	—	1.15	-	2.00	31.01	-	32.11
2020	1	18.98	-	20.28	21	—	1.15	-	1.65	(3.38)	-	(2.90)
2019	1	19.64	-	20.89	24	—	1.15	-	1.65	19.05	-	19.64
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)

AST Preservation Asset Allocation
2022	176	13.09	-	15.47	2,536	—	1.15	-	2.25	(17.48)	-	(16.58)
2021	206	15.86	-	18.54	3,589	—	1.15	-	2.25	3.90	-	5.03
2020	236	15.26	-	17.65	3,959	—	1.15	-	2.25	6.68	-	7.84
2019	247	14.31	-	16.37	3,822	—	1.15	-	2.25	12.21	-	13.43
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Prudential Growth Allocation
2022	409	$12.16	-	15.15	$5,850	—%	1.15	-	2.60%	(20.37)	-	(19.23)%
2021	530	15.27	-	18.75	9,423	—	1.15	-	2.60	13.74	-	15.37
2020	645	13.42	-	16.26	9,998	—	1.15	-	2.60	3.17	-	4.65
2019	713	13.01	-	15.53	10,483	—	1.15	-	2.60	16.15	-	17.82
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)

AST Small-Cap Growth
2022	< 1	26.78	-	29.58	19	—	1.00	-	1.65	(28.75)	-	(28.29)
2021	< 1	41.24	-	41.24	11	—	1.00	-	1.00	3.50	-	3.50
2020	< 1	37.29	-	39.85	11	—	1.00	-	1.50	46.20	-	46.92
2019	< 1	25.51	-	25.51	1	—	1.50	-	1.50	28.19	-	28.19
2018	< 1	19.90	-	19.90	< 1	—	1.50	-	1.50	(9.77)	-	(9.77)

AST Small-Cap Growth Opportunities (sub-account expired on September 12, 2022)
2022	—	20.61	-	22.21	—	—	1.15	-	1.65	(25.96)	-	(25.70)
2021	< 1	27.84	-	29.89	17	—	1.15	-	1.65	(2.95)	-	(2.47)
2020	< 1	28.68	-	31.27	18	—	1.00	-	1.65	32.99	-	33.85
2019	1	21.57	-	23.36	27	—	1.00	-	1.65	34.26	-	35.13
2018	1	16.06	-	17.29	20	—	1.00	-	1.65	(12.30)	-	(11.73)

AST Small-Cap Value
2022	2	20.63	-	22.26	38	—	1.15	-	1.65	(14.73)	-	(14.31)
2021	2	24.19	-	25.98	42	—	1.15	-	1.65	29.38	-	30.02
2020	2	18.70	-	19.98	32	—	1.15	-	1.65	(0.78)	-	(0.29)
2019	2	18.84	-	20.04	33	—	1.15	-	1.65	20.00	-	20.59
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)

AST T. Rowe Price Asset Allocation
2022	161	15.26	-	19.01	2,861	—	1.15	-	2.60	(18.47)	-	(17.30)
2021	203	18.71	-	22.98	4,334	—	1.15	-	2.60	9.56	-	11.13
2020	180	17.88	-	20.68	3,467	—	1.15	-	2.25	10.05	-	11.25
2019	203	16.25	-	18.59	3,565	—	1.15	-	2.25	18.18	-	19.47
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)

AST Large-Cap Growth Portfolio
2022	4	32.17	-	37.46	133	—	1.00	-	2.00	(34.52)	-	(33.87)
2021	< 1	55.44	-	55.44	12	—	1.15	-	1.15	15.78	-	15.78
2020	< 1	45.71	-	47.89	10	—	1.15	-	1.50	37.74	-	38.22
2019	< 1	33.19	-	34.65	9	—	1.15	-	1.50	26.33	-	26.77
2018	< 1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68

AST T. Rowe Price Large-Cap Value (sub-account expired on February 14, 2022)
2022	—	16.27	-	18.78	—	—	1.00	-	2.00	0.58	-	0.69
2021	8	16.18	-	18.65	128	—	1.00	-	2.00	23.08	-	24.30
2020	8	13.14	-	15.01	104	—	1.00	-	2.00	0.09	-	1.08
2019	8	13.13	-	14.85	106	—	1.00	-	2.00	23.50	-	24.72
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST T. Rowe Price Natural Resources
2022	< 1	$10.60	-	11.44	$6	—%	1.15	-	1.65%	4.37	-	4.88%
2021	< 1	10.16	-	10.91	6	—	1.15	-	1.65	21.79	-	22.39
2020	3	8.34	-	8.91	21	—	1.15	-	1.65	(3.81)	-	(3.34)
2019	4	8.67	-	9.22	32	—	1.15	-	1.65	14.97	-	15.54
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)

AST Wellington Management Hedged Equity
2022	9	14.03	-	14.46	122	—	1.55	-	1.75	(9.27)	-	(9.09)
2021	9	15.46	-	16.02	148	—	1.50	-	1.75	10.13	-	10.40
2020	17	14.04	-	14.51	244	—	1.50	-	1.75	4.82	-	5.08
2019	18	13.39	-	13.81	248	—	1.50	-	1.75	18.48	-	18.77
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)

BNY Mellon Stock Index Fund, Inc.
2022	7	30.93	-	38.10	244	1.33	1.15	-	1.60	(19.62)	-	(19.25)
2021	7	38.48	-	47.18	323	1.15	1.15	-	1.60	26.36	-	26.94
2020	7	30.46	-	37.17	259	1.56	1.15	-	1.60	16.13	-	16.66
2019	8	26.23	-	31.86	247	1.70	1.15	-	1.60	29.09	-	29.68
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2022	—	29.47	-	29.47	—	0.60	1.15	-	1.15	(23.75)	-	(23.75)
2021	< 1	38.65	-	38.65	19	0.74	1.15	-	1.15	25.55	-	25.55
2020	< 1	30.78	-	30.78	16	1.07	1.15	-	1.15	22.72	-	22.72
2019	< 1	25.08	-	25.08	13	1.44	1.15	-	1.15	32.82	-	32.82
2018	< 1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)

BNY Mellon VIF Government Money Market
2022	16	8.52	-	11.00	156	1.25	1.15	-	1.85	(0.60)	-	0.11
2021	16	8.57	-	10.99	159	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2020	18	8.73	-	11.11	174	0.21	1.15	-	1.85	(1.63)	-	(0.93)
2019	18	8.87	-	11.22	177	1.65	1.15	-	1.85	(0.21)	-	0.50
2018	18	8.89	-	11.16	178	1.26	1.15	-	1.85	(0.59)	-	0.12

BNY Mellon VIF Growth and Income Initial Shares
2022	1	27.65	-	39.05	45	0.86	1.15	-	1.65	(16.21)	-	(15.79)
2021	< 1	33.00	-	46.37	25	0.47	1.15	-	1.65	23.57	-	24.19
2020	< 1	26.71	-	37.33	21	0.77	1.15	-	1.65	22.59	-	23.21
2019	< 1	21.79	-	30.30	20	1.08	1.15	-	1.65	27.01	-	27.64
2018	< 1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)

DWS Capital Growth VIP Class A
2022	22	42.81	-	43.86	978	0.10	0.70	-	0.80	(31.29)	-	(31.22)
2021	29	62.30	-	63.77	1,833	0.21	0.70	-	0.80	21.80	-	21.92
2020	33	51.15	-	52.30	1,731	0.51	0.70	-	0.80	37.93	-	38.07
2019	39	37.09	-	37.88	1,475	0.44	0.70	-	0.80	36.04	-	36.18
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Core Equity VIP Class A
2022	15	$35.77	-	36.64	$547	0.80%	0.70	-	0.80%	(16.20)	-	(16.12)%
2021	15	42.68	-	43.68	665	0.76	0.70	-	0.80	24.30	-	24.42
2020	16	34.34	-	35.11	544	1.40	0.70	-	0.80	15.21	-	15.32
2019	17	29.80	-	30.44	513	1.18	0.70	-	0.80	29.26	-	29.39
2018	20	23.06	-	23.53	476	1.90	0.70	-	0.80	(6.44)	-	(6.35)

DWS CROCI® International VIP Class A
2022	9	12.87	-	13.19	121	3.24	0.70	-	0.80	(13.88)	-	(13.79)
2021	9	14.95	-	15.30	144	2.39	0.70	-	0.80	8.37	-	8.47
2020	9	13.79	-	14.10	133	3.53	0.70	-	0.80	1.79	-	1.89
2019	10	13.55	-	13.84	144	3.02	0.70	-	0.80	20.80	-	20.92
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)

DWS Global Income Builder VIP Class A
2022	21	20.06	-	20.42	431	2.93	0.70	-	0.80	(15.66)	-	(15.57)
2021	22	23.78	-	24.18	522	2.34	0.70	-	0.80	10.07	-	10.18
2020	22	21.61	-	21.95	484	3.20	0.70	-	0.80	7.41	-	7.52
2019	18	20.12	-	20.41	376	4.94	0.70	-	0.80	19.21	-	19.33
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)

DWS Global Small Cap VIP Class A
2022	11	38.21	-	39.15	423	0.55	0.70	-	0.80	(24.66)	-	(24.58)
2021	11	50.72	-	51.91	587	0.36	0.70	-	0.80	14.02	-	14.14
2020	13	44.48	-	45.48	571	0.84	0.70	-	0.80	16.42	-	16.54
2019	15	38.20	-	39.02	601	—	0.70	-	0.80	20.32	-	20.44
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)

DWS Government Money Market VIP Class A
2022	14	10.09	-	10.25	143	1.30	0.70	-	0.80	0.50	-	0.60
2021	14	10.04	-	10.19	144	<0.01	0.70	-	0.80	(0.79)	-	(0.69)
2020	8	10.12	-	10.26	82	0.20	0.70	-	0.80	(0.56)	-	(0.47)
2019	6	10.18	-	10.31	67	1.75	0.70	-	0.80	0.96	-	1.06
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68

DWS Small Mid Cap Growth VIP Class A
2022	11	25.68	-	26.14	289	—	0.70	-	0.80	(28.59)	-	(28.52)
2021	12	35.96	-	36.57	421	0.04	0.70	-	0.80	12.93	-	13.05
2020	12	31.85	-	32.35	395	0.05	0.70	-	0.80	29.14	-	29.27
2019	12	24.66	-	25.03	306	—	0.70	-	0.80	21.44	-	21.56
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)

Federated Hermes Government Money Fund II
2022	137	8.50	-	10.61	1,495	1.11	1.15	-	1.85	(0.70)	-	—
2021	149	8.56	-	10.61	1,634	<0.01	1.15	-	1.85	(1.84)	-	(1.14)
2020	181	8.72	-	10.73	2,013	0.22	1.15	-	1.85	(1.64)	-	(0.94)
2019	215	8.87	-	10.83	2,406	1.63	1.15	-	1.85	(0.23)	-	0.48
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Contrafund Initial Class
2022	70	$35.65	-	57.00	$3,130	0.47%	1.15	-	1.65%	(27.52)	-	(27.15)%
2021	83	49.19	-	78.25	5,108	0.07	1.15	-	1.65	25.74	-	26.37
2020	98	39.12	-	61.92	4,737	0.25	1.15	-	1.65	28.43	-	29.07
2019	120	30.46	-	47.97	4,503	0.45	1.15	-	1.65	29.43	-	30.07
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)

Fidelity VIP Contrafund Service Class 2
2022	631	23.81	-	36.84	19,121	0.25	1.29	-	2.44	(28.27)	-	(27.43)
2021	714	33.19	-	50.77	29,924	0.03	1.29	-	2.44	24.42	-	25.87
2020	813	26.68	-	40.34	27,177	0.08	1.29	-	2.44	27.08	-	28.56
2019	977	20.99	-	31.38	25,524	0.21	1.29	-	2.44	28.09	-	29.58
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)

Fidelity VIP Equity-Income Initial Class
2022	13	28.87	-	36.53	426	1.87	1.15	-	1.65	(6.51)	-	(6.04)
2021	13	30.88	-	38.88	478	1.88	1.15	-	1.65	22.85	-	23.47
2020	19	25.14	-	31.49	534	1.81	1.15	-	1.65	4.95	-	5.47
2019	21	23.95	-	29.85	579	1.99	1.15	-	1.65	25.36	-	25.99
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)

Fidelity VIP Equity-Income Service Class 2
2022	17	25.09	-	28.00	470	1.68	1.35	-	1.85	(6.99)	-	(6.52)
2021	19	26.98	-	29.95	536	1.58	1.35	-	1.85	22.31	-	22.93
2020	22	22.06	-	24.37	522	1.66	1.35	-	1.85	4.48	-	5.01
2019	22	21.11	-	23.21	502	1.83	1.35	-	1.85	24.77	-	25.39
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)

Fidelity VIP Freedom 2010 Service Class 2
2022	122	14.16	-	16.92	1,902	1.92	1.29	-	2.34	(15.67)	-	(14.77)
2021	132	16.79	-	19.85	2,426	0.74	1.29	-	2.34	3.14	-	4.24
2020	150	16.28	-	19.04	2,670	1.03	1.29	-	2.34	9.63	-	10.79
2019	163	14.85	-	17.19	2,629	1.87	1.29	-	2.34	13.06	-	14.26
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)

Fidelity VIP Freedom 2020 Service Class 2
2022	122	14.98	-	18.19	2,112	1.81	1.29	-	2.44	(18.00)	-	(17.05)
2021	150	18.26	-	21.93	3,108	0.81	1.29	-	2.44	6.61	-	7.86
2020	158	17.52	-	20.33	3,040	0.97	1.29	-	2.29	12.11	-	13.24
2019	185	15.63	-	17.96	3,144	1.86	1.29	-	2.29	17.15	-	18.34
2018	189	13.34	-	15.17	2,737	1.30	1.29	-	2.29	(8.23)	-	(7.29)

Fidelity VIP Freedom 2030 Service Class 2
2022	36	16.38	-	20.07	673	1.71	1.29	-	2.49	(19.13)	-	(18.15)
2021	37	20.25	-	24.52	847	0.82	1.29	-	2.49	9.30	-	10.63
2020	33	20.57	-	22.16	694	0.95	1.29	-	1.79	14.56	-	15.14
2019	40	16.99	-	19.25	728	1.53	1.29	-	2.19	21.41	-	22.51
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom Income Service Class 2
2022	30	$11.86	-	14.04	$395	1.95%	1.29	-	2.29%	(14.26)	-	(13.39)%
2021	38	13.83	-	16.21	576	0.77	1.29	-	2.29	0.68	-	1.70
2020	39	13.73	-	15.94	588	0.99	1.29	-	2.29	7.77	-	8.87
2019	45	12.74	-	14.64	630	1.63	1.29	-	2.29	9.09	-	10.20
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)

Fidelity VIP Government Money Market Initial Class
2022	2,786	9.28	-	10.16	26,967	1.42	0.70	-	2.05	(0.62)	-	0.73
2021	2,784	9.34	-	10.08	26,955	<0.01	0.70	-	2.05	(2.02)	-	(0.69)
2020	3,081	9.53	-	10.15	30,242	0.33	0.70	-	2.05	(1.72)	-	(0.38)
2019	3,278	9.70	-	10.19	32,525	2.00	0.70	-	2.05	(0.05)	-	1.30
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94

Fidelity VIP Government Money Market Service Class 2
2022	3,859	7.62	-	8.95	35,027	1.24	1.25	-	2.59	(1.34)	-	0.01
2021	4,054	7.72	-	8.95	36,975	<0.01	1.25	-	2.59	(2.56)	-	(1.23)
2020	4,282	7.92	-	9.06	39,740	0.25	1.25	-	2.59	(2.34)	-	(1.01)
2019	4,528	8.11	-	9.15	42,657	1.75	1.25	-	2.59	(0.85)	-	0.50
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13

Fidelity VIP Growth & Income Service Class 2
2022	96	27.07	-	33.27	2,944	1.40	1.29	-	2.44	(7.47)	-	(6.39)
2021	113	29.25	-	35.54	3,741	2.16	1.29	-	2.44	22.59	-	24.02
2020	133	23.86	-	28.66	3,560	1.92	1.29	-	2.44	4.99	-	6.21
2019	143	22.73	-	26.98	3,615	3.49	1.29	-	2.44	26.54	-	28.01
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)

Fidelity VIP Growth Initial Class
2022	75	25.43	-	45.41	2,660	0.62	1.15	-	1.65	(25.69)	-	(25.32)
2021	86	34.22	-	60.81	4,069	—	1.15	-	1.65	21.20	-	21.81
2020	103	28.24	-	49.92	3,957	0.08	1.15	-	1.65	41.54	-	42.25
2019	122	19.95	-	35.10	3,306	0.26	1.15	-	1.65	32.12	-	32.78
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)

Fidelity VIP Growth Opportunities Service Class 2
2022	36	35.36	-	42.95	1,427	—	1.29	-	2.44	(39.81)	-	(39.11)
2021	39	58.74	-	70.54	2,577	—	1.29	-	2.44	8.96	-	10.23
2020	41	53.91	-	63.99	2,455	—	1.29	-	2.44	64.16	-	66.07
2019	49	32.84	-	38.53	1,793	—	1.29	-	2.44	37.09	-	38.69
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76

Fidelity VIP Growth Service Class 2
2022	4	29.40	-	32.81	142	0.35	1.35	-	1.85	(26.03)	-	(25.66)
2021	5	39.75	-	44.14	201	—	1.35	-	1.85	20.64	-	21.25
2020	5	32.95	-	36.41	182	0.04	1.35	-	1.85	40.91	-	41.61
2019	6	23.39	-	25.71	141	0.05	1.35	-	1.85	31.51	-	32.17
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP High Income Initial Class
2022	7	$16.90	-	19.43	$119	4.66%	1.15	-	1.65%	(12.82)	-	(12.39)%
2021	8	19.39	-	22.18	166	4.91	1.15	-	1.65	2.70	-	3.22
2020	10	18.88	-	21.49	188	4.95	1.15	-	1.65	1.06	-	1.57
2019	11	18.68	-	21.16	211	4.63	1.15	-	1.65	13.22	-	13.79
2018	14	16.50	-	18.59	236	5.28	1.15	-	1.65	(4.88)	-	(4.40)

Fidelity VIP High Income Service Class 2
2022	59	14.70	-	18.07	995	4.87	1.29	-	2.44	(13.81)	-	(12.81)
2021	66	17.05	-	20.72	1,281	5.02	1.29	-	2.44	1.76	-	2.95
2020	83	16.76	-	20.13	1,582	4.76	1.29	-	2.44	(0.06)	-	1.10
2019	86	16.77	-	19.91	1,630	5.04	1.29	-	2.44	11.99	-	13.29
2018	93	14.97	-	17.57	1,570	5.34	1.29	-	2.44	(5.98)	-	(4.87)

Fidelity VIP Index 500 Initial Class
2022	76	26.75	-	30.92	2,338	1.38	1.15	-	1.65	(19.55)	-	(19.15)
2021	105	33.25	-	38.24	3,971	1.22	1.15	-	1.65	26.47	-	27.11
2020	118	26.29	-	30.08	3,534	1.74	1.15	-	1.65	16.30	-	16.89
2019	130	22.60	-	25.74	3,311	1.89	1.15	-	1.65	29.20	-	29.85
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)

Fidelity VIP Index 500 Service Class 2
2022	186	25.78	-	31.31	5,436	1.15	1.29	-	2.44	(20.39)	-	(19.47)
2021	211	32.38	-	38.88	7,680	0.90	1.29	-	2.44	25.15	-	26.61
2020	316	25.87	-	30.71	9,176	1.42	1.29	-	2.44	15.09	-	16.43
2019	477	22.48	-	26.38	11,952	1.76	1.29	-	2.44	27.84	-	29.33
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)

Fidelity VIP Investment Grade Bond Initial Class
2022	24	18.73	-	19.63	463	2.17	1.25	-	1.45	(14.21)	-	(14.04)
2021	26	21.84	-	22.84	592	1.98	1.25	-	1.45	(2.04)	-	(1.84)
2020	28	22.29	-	23.27	651	2.19	1.25	-	1.45	7.82	-	8.04
2019	31	20.67	-	21.54	663	2.67	1.25	-	1.45	8.09	-	8.30
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)

Fidelity VIP Investment Grade Bond Service Class 2
2022	< 1	14.82	-	14.82	< 1	1.98	1.50	-	1.50	(14.51)	-	(14.51)
2021	< 1	17.33	-	17.33	< 1	1.96	1.50	-	1.50	(2.38)	-	(2.38)
2020	< 1	17.76	-	17.76	< 1	2.17	1.50	-	1.50	7.53	-	7.53
2019	< 1	16.51	-	16.51	< 1	2.60	1.50	-	1.50	7.76	-	7.76
2018	< 1	15.32	-	15.32	< 1	2.34	1.50	-	1.50	(2.28)	-	(2.28)

Fidelity VIP Mid Cap Service Class 2
2022	184	21.33	-	35.25	5,091	0.26	1.29	-	2.44	(17.03)	-	(16.06)
2021	212	25.71	-	42.00	7,065	0.35	1.29	-	2.44	22.27	-	23.69
2020	249	21.02	-	33.95	6,704	0.39	1.29	-	2.44	15.01	-	16.35
2019	315	18.28	-	29.18	7,207	0.66	1.29	-	2.44	20.19	-	21.59
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Overseas Initial Class
2022	19	$14.34	-	15.44	$327	0.85%	1.15	-	1.65%	(25.72)	-	(25.35)%
2021	29	19.30	-	20.69	665	0.53	1.15	-	1.65	17.74	-	18.33
2020	30	16.39	-	17.48	583	0.44	1.15	-	1.65	13.72	-	14.29
2019	32	14.42	-	17.17	539	1.73	1.15	-	1.65	25.68	-	26.31
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)

Fidelity VIP Overseas Service Class 2
2022	< 1	22.90	-	22.90	< 1	0.85	1.50	-	1.50	(25.81)	-	(25.81)
2021	< 1	30.75	-	30.86	< 1	0.35	1.50	-	1.80	17.25	-	17.60
2020	< 1	26.22	-	26.24	6	0.23	1.50	-	1.80	13.26	-	13.61
2019	< 1	17.37	-	23.15	7	1.34	1.35	-	1.80	25.21	-	25.78
2018	< 1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)

Franklin DynaTech VIP Class 2
2022	28	24.47	-	28.75	748	—	1.29	-	2.19	(41.26)	-	(40.73)
2021	27	41.66	-	48.51	1,204	—	1.29	-	2.19	13.61	-	14.65
2020	29	36.67	-	42.31	1,140	—	1.29	-	2.19	41.73	-	43.02
2019	35	25.87	-	29.59	970	—	1.29	-	2.19	28.31	-	29.48
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80

Franklin Growth and Income VIP Class 2
2022	341	30.93	-	39.94	12,692	2.98	1.29	-	2.54	(9.16)	-	(8.01)
2021	386	34.05	-	43.41	15,685	2.47	1.29	-	2.54	22.08	-	23.63
2020	448	27.89	-	35.12	14,797	3.80	1.29	-	2.54	2.86	-	4.16
2019	517	27.11	-	33.71	16,471	2.26	1.29	-	2.54	22.49	-	24.04
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)

Franklin Income VIP Class 2
2022	1,973	18.41	-	23.64	43,775	4.87	1.28	-	2.59	(7.90)	-	(6.67)
2021	2,155	19.99	-	25.33	51,369	4.66	1.28	-	2.59	13.75	-	15.27
2020	2,408	17.58	-	21.97	49,943	5.88	1.28	-	2.59	(1.90)	-	(0.59)
2019	2,860	17.92	-	22.10	59,926	5.41	1.28	-	2.59	13.07	-	14.58
2018	3,405	15.84	-	19.29	62,568	4.82	1.28	-	2.59	(6.78)	-	(5.53)

Franklin Large Cap Growth VIP Class 2
2022	343	22.28	-	28.09	9,159	—	1.29	-	2.54	(38.14)	-	(37.35)
2021	395	36.02	-	44.84	16,700	—	1.29	-	2.54	12.37	-	13.79
2020	467	32.05	-	39.41	17,435	—	1.29	-	2.54	40.99	-	42.77
2019	613	22.74	-	27.60	16,085	—	1.29	-	2.54	31.18	-	32.85
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)

Franklin Mutual Global Discovery VIP Class 2
2022	224	16.72	-	25.93	4,615	1.37	1.29	-	2.54	(7.15)	-	(5.97)
2021	256	18.01	-	27.57	5,629	2.64	1.29	-	2.54	16.12	-	17.59
2020	292	15.51	-	23.45	5,468	2.31	1.29	-	2.54	(6.87)	-	(5.69)
2019	337	16.65	-	24.86	6,732	1.55	1.29	-	2.54	21.23	-	22.77
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Shares VIP Class 2
2022	967	$21.83	-	22.56	$23,747	1.82%	1.28	-	2.69%	(9.90)	-	(8.61)%
2021	1,098	24.23	-	24.68	29,612	2.84	1.28	-	2.69	15.99	-	17.65
2020	1,242	20.89	-	20.98	28,726	2.80	1.28	-	2.69	(7.58)	-	(6.25)
2019	1,396	22.61	-	37.28	34,534	1.79	1.15	-	2.69	19.30	-	21.17
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)

Franklin Small Cap Value VIP Class 2
2022	297	31.47	-	39.86	12,868	0.97	1.28	-	2.69	(12.46)	-	(11.21)
2021	330	35.44	-	45.53	16,384	1.00	1.28	-	2.69	22.02	-	23.77
2020	361	28.63	-	37.32	14,853	1.51	1.28	-	2.69	2.38	-	3.85
2019	396	27.57	-	36.45	15,797	1.06	1.28	-	2.69	22.97	-	24.74
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)

Franklin Small-Mid Cap Growth VIP Class 2
2022	15	40.24	-	49.36	713	—	1.29	-	2.29	(35.20)	-	(34.54)
2021	15	62.11	-	75.40	1,044	—	1.29	-	2.29	7.51	-	8.60
2020	15	57.77	-	69.44	1,004	—	1.29	-	2.29	51.56	-	53.10
2019	18	37.74	-	49.91	759	—	1.15	-	2.34	28.38	-	29.93
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)

Franklin U.S. Government Securities VIP Class 2
2022	366	9.40	-	11.69	4,012	2.29	1.29	-	2.44	(11.94)	-	(10.91)
2021	457	10.20	-	13.12	5,647	2.44	1.29	-	2.69	(4.45)	-	(3.09)
2020	526	10.68	-	13.54	6,709	3.30	1.29	-	2.69	1.06	-	2.49
2019	557	10.56	-	13.21	7,012	2.96	1.29	-	2.69	2.42	-	3.87
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)

Goldman Sachs VIT Large Cap Value Institutional Shares
2022	52	19.53	-	24.66	1,184	1.32	1.29	-	2.59	(8.77)	-	(7.57)
2021	59	21.41	-	26.69	1,446	1.12	1.29	-	2.59	20.94	-	22.53
2020	69	17.70	-	21.78	1,403	1.38	1.29	-	2.59	1.30	-	2.64
2019	79	17.47	-	21.22	1,567	1.44	1.29	-	2.59	22.69	-	24.31
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)

Goldman Sachs VIT Mid Cap Value Institutional Shares
2022	42	27.68	-	33.11	1,326	0.64	1.29	-	2.29	(12.03)	-	(11.15)
2021	49	31.46	-	37.27	1,726	0.47	1.29	-	2.29	27.97	-	29.26
2020	53	24.59	-	28.83	1,462	0.61	1.29	-	2.29	5.93	-	7.01
2019	62	23.21	-	26.94	1,606	0.79	1.29	-	2.29	28.53	-	29.83
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2022	90	20.88	-	43.53	2,152	0.30	1.15	-	2.44	(21.33)	-	(20.30)
2021	100	26.55	-	54.62	3,047	0.45	1.15	-	2.44	20.79	-	22.37
2020	113	21.98	-	44.64	2,833	0.22	1.15	-	2.44	5.95	-	7.34
2019	135	20.74	-	41.58	3,154	0.46	1.15	-	2.44	21.82	-	23.42
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Strategic Growth Institutional Shares
2022	< 1	$34.18	-	36.04	$5	—%	1.37	-	1.59%	(33.58)	-	(33.43)%
2021	< 1	51.46	-	54.15	7	—	1.37	-	1.59	20.00	-	20.27
2020	< 1	29.45	-	45.02	6	0.07	1.37	-	1.65	38.21	-	38.60
2019	< 1	21.31	-	32.49	12	0.30	1.37	-	1.65	33.31	-	33.68
2018	< 1	15.98	-	24.30	9	0.45	1.37	-	1.65	(2.67)	-	(2.39)

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2022	61	26.41	-	32.47	1,833	0.75	1.29	-	2.44	(21.68)	-	(20.77)
2021	71	33.73	-	40.98	2,706	0.74	1.29	-	2.44	26.27	-	27.74
2020	95	26.71	-	32.08	2,861	0.79	1.29	-	2.44	14.70	-	16.03
2019	118	23.29	-	27.65	3,075	1.25	1.29	-	2.44	22.18	-	23.60
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)

Invesco V.I. Equally-Weighted S&P 500 Series I (sub-account launched on April 29, 2022)
2022	2,680	9.57	-	9.66	25,751	1.02	0.70	-	2.05	(4.29)	-	(3.42)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equally-Weighted S&P 500 Series II (sub-account launched on April 29, 2022)
2022	4,263	9.52	-	9.60	40,802	0.84	1.29	-	2.59	(4.84)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. American Franchise Series I
2022	2,183	20.39	-	27.34	57,293	—	0.70	-	2.30	(32.68)	-	(31.59)
2021	2,440	29.81	-	40.62	94,146	—	0.70	-	2.30	9.38	-	11.15
2020	2,722	26.82	-	37.13	95,098	0.07	0.70	-	2.30	39.12	-	41.36
2019	3,051	18.97	-	26.69	76,285	—	0.70	-	2.30	33.65	-	35.80
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)

Invesco V.I. American Franchise Series II
2022	506	31.49	-	39.97	13,360	—	1.29	-	2.44	(32.96)	-	(32.18)
2021	548	46.97	-	58.93	21,627	—	1.29	-	2.44	8.94	-	10.21
2020	593	42.71	-	53.47	21,304	—	1.29	-	2.49	38.49	-	40.17
2019	667	30.84	-	38.15	17,476	—	1.29	-	2.49	33.05	-	34.67
2018	773	23.18	-	28.23	15,163	—	1.29	-	2.49	(6.28)	-	(5.14)

Invesco V.I. American Value Series I
2022	1,233	27.83	-	45.36	28,094	0.73	0.70	-	2.69	(5.21)	-	(3.29)
2021	1,400	29.36	-	46.91	33,387	0.44	0.70	-	2.69	24.53	-	27.06
2020	879	23.57	-	36.92	23,725	0.91	0.70	-	2.69	(1.58)	-	0.42
2019	958	23.95	-	36.76	25,980	0.69	0.70	-	2.69	21.69	-	24.15
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Value Series II
2022	314	$36.19	-	46.93	$11,906	0.45%	1.29	-	2.59%	(5.36)	-	(4.11)%
2021	370	38.24	-	48.94	14,798	0.24	1.29	-	2.59	24.34	-	25.98
2020	356	30.75	-	38.85	11,764	0.64	1.29	-	2.59	(1.74)	-	(0.44)
2019	421	29.15	-	39.02	14,163	0.41	1.29	-	2.59	21.50	-	23.10
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)

Invesco V.I. Capital Appreciation Series I
2022	101	21.60	-	29.92	2,765	—	1.15	-	1.85	(32.06)	-	(31.57)
2021	107	31.79	-	43.73	4,288	—	1.15	-	1.85	20.31	-	21.17
2020	122	26.42	-	36.09	4,068	—	1.15	-	1.85	34.07	-	35.03
2019	129	19.71	-	26.73	3,184	0.06	1.15	-	1.85	33.69	-	34.64
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)

Invesco V.I. Capital Appreciation Series II
2022	317	26.72	-	35.35	10,463	—	1.29	-	2.69	(32.81)	-	(31.85)
2021	339	39.76	-	51.87	16,552	—	1.29	-	2.69	19.02	-	20.71
2020	396	33.41	-	42.97	16,035	—	1.29	-	2.69	32.60	-	34.49
2019	479	25.20	-	31.95	14,513	—	1.29	-	2.69	32.22	-	34.10
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)

Invesco V.I. Comstock Series I
2022	513	29.95	-	41.32	18,252	1.60	0.70	-	2.30	(1.17)	-	0.42
2021	554	30.31	-	41.14	19,760	1.80	0.70	-	2.30	30.33	-	32.43
2020	602	23.26	-	31.07	16,336	2.40	0.70	-	2.30	(3.11)	-	(1.54)
2019	695	24.00	-	31.56	19,280	1.96	0.70	-	2.30	22.45	-	24.43
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)

Invesco V.I. Comstock Series II
2022	1,486	32.23	-	41.79	50,228	1.31	1.29	-	2.59	(1.74)	-	(0.45)
2021	1,722	32.80	-	41.98	58,555	1.58	1.29	-	2.59	29.62	-	31.33
2020	1,968	25.30	-	31.96	51,315	2.16	1.29	-	2.59	(3.63)	-	(2.36)
2019	2,173	25.63	-	32.73	58,655	1.67	1.29	-	2.59	21.73	-	23.33
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)

Invesco V.I. Conservative Balanced Series I
2022	38	14.93	-	18.08	649	1.27	1.15	-	1.65	(18.21)	-	(17.80)
2021	51	20.29	-	21.99	1,081	1.51	1.15	-	1.80	8.65	-	9.37
2020	51	18.68	-	20.11	995	2.08	1.15	-	1.80	12.80	-	13.54
2019	54	16.56	-	17.71	933	2.25	1.15	-	1.80	15.41	-	16.17
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)

Invesco V.I. Conservative Balanced Series II
2022	211	14.74	-	19.03	3,716	1.12	1.29	-	2.54	(19.11)	-	(18.09)
2021	232	18.22	-	23.23	5,030	1.30	1.29	-	2.54	7.52	-	8.88
2020	246	16.94	-	21.34	4,919	1.80	1.29	-	2.54	11.70	-	13.11
2019	278	15.17	-	18.86	4,932	2.01	1.29	-	2.54	14.26	-	15.71
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Bond Series I (sub-account merged on April 29, 2022)
2022	—	$12.59	-	13.17	$—	3.11%	1.25	-	1.45%	(10.12)	-	(10.06)%
2021	30	14.00	-	14.65	434	2.10	1.25	-	1.45	(3.06)	-	(2.87)
2020	32	14.45	-	15.08	470	3.05	1.25	-	1.45	8.13	-	8.35
2019	32	13.36	-	13.92	441	3.40	1.25	-	1.45	7.95	-	8.17
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)

Invesco V.I. Core Bond Series II (sub-account merged on April 29, 2022)
2022	—	7.79	-	9.57	—	2.58	1.29	-	2.44	(10.56)	-	(10.22)
2021	702	8.71	-	10.65	7,167	1.77	1.29	-	2.44	(4.23)	-	(3.11)
2020	828	9.32	-	11.00	8,739	2.83	1.29	-	2.29	6.94	-	8.02
2019	970	8.72	-	10.18	9,518	3.18	1.29	-	2.29	6.76	-	7.84
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)

Invesco V.I. Core Equity Series I
2022	1,567	20.28	-	26.04	44,795	0.91	0.70	-	2.20	(22.27)	-	(21.10)
2021	1,697	26.09	-	33.01	62,127	0.65	0.70	-	2.20	24.96	-	26.85
2020	1,884	20.88	-	26.02	54,821	1.34	0.70	-	2.20	11.37	-	13.06
2019	2,104	18.75	-	23.02	54,474	0.93	0.70	-	2.20	26.16	-	28.06
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)

Invesco V.I. Core Equity Series II
2022	29	18.62	-	22.62	626	0.58	1.29	-	2.44	(22.67)	-	(21.77)
2021	37	24.08	-	28.91	1,034	0.44	1.29	-	2.44	24.29	-	25.74
2020	43	19.37	-	22.99	957	1.07	1.29	-	2.44	10.82	-	12.11
2019	47	17.48	-	20.51	950	0.15	1.29	-	2.44	25.55	-	27.01
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)

Invesco V.I. Core Plus Bond Series I
2022	277	13.19	-	14.99	4,078	0.56	1.10	-	1.85	(16.11)	-	(15.47)
2021	289	15.72	-	17.74	5,081	1.48	1.10	-	1.85	(2.49)	-	(1.74)
2020	369	16.12	-	18.05	6,599	2.07	1.10	-	1.85	7.70	-	8.52
2019	316	14.97	-	16.64	5,265	2.90	1.10	-	1.85	9.02	-	9.85
2018	333	13.73	-	15.14	5,074	3.52	1.10	-	1.85	(4.17)	-	(3.44)

Invesco V.I. Core Plus Bond Series II
2022	569	9.34	-	9.42	5,428	0.57	1.29	-	2.44	(6.57)	-	(5.84)
2021	22	14.05	-	15.84	342	1.51	1.50	-	2.10	(3.07)	-	(2.48)
2020	21	14.49	-	16.87	330	1.83	1.30	-	2.10	7.06	-	7.92
2019	23	13.54	-	15.63	348	1.83	1.30	-	2.10	8.69	-	9.56
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)

Invesco V.I. Discovery Mid Cap Growth Series I
2022	401	11.65	-	11.84	4,891	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	497	17.34	-	48.19	8,861	—	1.10	-	1.80	16.96	-	17.80
2020	534	14.72	-	41.20	8,145	<0.01	1.10	-	1.80	38.16	-	47.18
2019	42	23.84	-	29.82	689	—	1.15	-	1.80	36.86	-	37.77
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Discovery Mid Cap Growth Series II
2022	506	$11.84	-	32.79	$9,479	—%	0.83	-	2.54%	(32.87)	-	(31.70)%
2021	531	17.33	-	48.85	14,915	—	0.83	-	2.54	15.79	-	17.81
2020	602	14.71	-	42.19	14,354	—	0.83	-	2.54	36.70	-	47.09
2019	134	31.13	-	38.37	4,826	—	1.29	-	2.49	35.57	-	37.22
2018	171	22.96	-	27.96	4,497	—	1.29	-	2.49	(8.64)	-	(7.52)

Invesco V.I. Diversified Dividend Series I
2022	1,237	23.33	-	33.30	86,309	1.84	0.70	-	2.05	(3.67)	-	(2.36)
2021	1,384	24.22	-	34.11	99,882	2.12	0.70	-	2.05	16.48	-	18.06
2020	1,533	20.79	-	28.89	95,188	3.08	0.70	-	2.05	(1.89)	-	(0.56)
2019	1,744	21.19	-	29.05	107,534	2.86	0.70	-	2.05	22.55	-	24.22
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)

Invesco V.I. Diversified Dividend Series II
2022	805	25.50	-	32.08	20,197	1.59	1.29	-	2.44	(4.30)	-	(3.18)
2021	909	26.64	-	33.13	23,704	1.91	1.29	-	2.44	15.72	-	17.07
2020	1,034	22.41	-	28.30	23,122	2.86	1.29	-	2.59	(2.70)	-	(1.42)
2019	1,108	23.03	-	28.71	25,298	2.65	1.29	-	2.59	21.56	-	23.17
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)

Invesco V.I. Equity and Income Series I
2022	709	27.37	-	43.04	18,536	1.71	1.00	-	1.98	(9.32)	-	(8.43)
2021	809	30.19	-	47.00	22,588	2.02	1.00	-	1.98	16.33	-	17.47
2020	644	25.95	-	40.01	16,135	2.39	1.00	-	1.98	7.80	-	8.86
2019	748	24.07	-	36.75	17,315	2.50	1.00	-	1.98	18.01	-	19.17
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)

Invesco V.I. Equity and Income Series II
2022	586	25.09	-	32.53	15,997	1.39	1.29	-	2.59	(10.08)	-	(8.90)
2021	663	27.90	-	35.71	19,906	1.61	1.29	-	2.59	15.31	-	16.83
2020	762	24.20	-	30.57	19,769	2.20	1.29	-	2.59	6.83	-	8.24
2019	874	22.65	-	28.24	21,036	2.26	1.29	-	2.59	16.92	-	18.46
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)

Invesco V.I. EQV International Equity Fund Series I
2022	417	15.66	-	22.91	9,858	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	463	19.49	-	28.35	13,615	1.24	1.10	-	1.70	4.10	-	4.73
2020	506	18.73	-	27.07	14,140	2.40	1.10	-	1.70	12.07	-	12.75
2019	544	16.71	-	24.01	13,563	1.55	1.10	-	1.70	26.41	-	27.17
2018	616	13.22	-	18.88	12,104	1.99	1.10	-	1.70	(16.42)	-	(15.91)

Invesco V.I. EQV International Equity Series II
2022	70	10.22	-	12.42	899	1.38	1.29	-	2.44	(20.48)	-	(19.55)
2021	80	12.85	-	15.44	1,277	1.06	1.29	-	2.44	3.05	-	4.25
2020	88	12.47	-	14.81	1,342	2.17	1.29	-	2.44	10.98	-	12.27
2019	107	11.24	-	13.19	1,458	1.28	1.29	-	2.44	25.13	-	26.59
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Core Equity Series I
2022	501	$15.39	-	21.37	$14,021	0.34%	0.70	-	2.05%	(23.46)	-	(22.42)%
2021	560	20.11	-	27.55	20,284	0.94	0.70	-	2.05	13.62	-	15.16
2020	622	17.70	-	23.92	19,715	1.34	0.70	-	2.05	10.93	-	12.44
2019	727	15.95	-	21.28	20,359	1.40	0.70	-	2.05	22.66	-	24.32
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)

Invesco V.I. Global Core Equity Series II
2022	454	16.12	-	20.90	7,438	0.02	1.29	-	2.59	(24.16)	-	(23.16)
2021	488	21.25	-	27.20	10,444	0.72	1.29	-	2.59	12.73	-	14.22
2020	550	18.85	-	23.81	10,361	1.08	1.29	-	2.59	10.13	-	11.58
2019	607	17.12	-	21.34	10,312	1.14	1.29	-	2.59	21.61	-	23.21
2018	679	14.08	-	17.32	9,396	0.79	1.29	-	2.59	(17.73)	-	(16.64)

Invesco V.I. Global Series I
2022	41	27.36	-	40.57	1,618	—	1.15	-	1.85	(33.02)	-	(32.54)
2021	48	40.85	-	60.15	2,762	—	1.15	-	1.85	13.36	-	14.17
2020	53	36.03	-	52.68	2,709	0.70	1.15	-	1.85	25.29	-	26.18
2019	58	28.76	-	41.75	2,319	0.90	1.15	-	1.85	29.36	-	30.28
2018	66	22.23	-	32.05	2,034	0.98	1.15	-	1.85	(14.79)	-	(14.18)

Invesco V.I. Global Series II
2022	123	32.37	-	41.80	4,823	—	1.29	-	2.54	(33.65)	-	(32.81)
2021	127	48.79	-	62.21	7,430	—	1.29	-	2.54	12.26	-	13.69
2020	141	43.46	-	54.72	7,242	0.44	1.29	-	2.54	24.12	-	25.70
2019	165	35.01	-	43.54	6,777	0.64	1.29	-	2.54	28.14	-	29.76
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)

Invesco V.I. Global Strategic Income Series I
2022	42	16.46	-	20.02	458	—	1.15	-	1.85	(13.09)	-	(12.47)
2021	45	18.94	-	22.87	566	4.47	1.15	-	1.85	(5.19)	-	(4.52)
2020	49	19.98	-	23.95	672	5.31	1.15	-	1.85	1.50	-	2.22
2019	66	19.68	-	23.43	980	3.89	1.15	-	1.85	8.76	-	9.54
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)

Invesco V.I. Global Strategic Income Series II
2022	1,044	13.27	-	17.13	16,717	—	1.29	-	2.54	(13.94)	-	(12.85)
2021	1,179	15.41	-	19.65	21,740	4.20	1.29	-	2.54	(6.00)	-	(4.80)
2020	1,238	16.40	-	20.65	24,071	5.28	1.29	-	2.54	0.39	-	1.67
2019	1,400	16.33	-	20.31	26,923	3.39	1.29	-	2.54	7.82	-	9.18
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)

Invesco V.I. Government Money Market Series I
2022	242	9.09	-	11.21	2,641	1.44	1.10	-	1.70	(0.25)	-	0.35
2021	253	9.11	-	11.17	2,740	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	323	9.27	-	11.29	3,522	0.29	1.10	-	1.70	(1.40)	-	(0.80)
2019	360	9.40	-	11.39	3,934	1.87	1.10	-	1.70	0.18	-	0.78
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Money Market Series II
2022	< 1	$7.60	-	9.19	$3	1.17%	1.30	-	2.20%	(0.94)	-	(0.05)%
2021	< 1	7.68	-	9.20	5	<0.01	1.30	-	2.20	(2.17)	-	(1.28)
2020	11	7.85	-	9.32	94	0.22	1.30	-	2.20	(1.97)	-	(1.08)
2019	12	8.00	-	9.42	107	1.70	1.30	-	2.20	(0.57)	-	0.33
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)

Invesco V.I. Government Securities Series I
2022	235	13.58	-	16.07	3,557	1.94	1.10	-	1.70	(11.80)	-	(11.27)
2021	274	15.39	-	18.11	4,649	2.16	1.10	-	1.70	(3.91)	-	(3.34)
2020	328	16.02	-	18.73	5,720	2.57	1.10	-	1.70	4.48	-	5.11
2019	303	15.33	-	17.82	5,182	2.44	1.10	-	1.70	4.29	-	4.91
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)

Invesco V.I. Government Securities Series II
2022	16	10.59	-	12.53	186	1.74	1.30	-	2.10	(12.43)	-	(11.73)
2021	16	12.09	-	14.19	213	2.20	1.30	-	2.10	(4.46)	-	(3.69)
2020	16	12.66	-	14.74	222	2.17	1.30	-	2.10	3.77	-	4.60
2019	17	12.20	-	14.09	220	2.07	1.30	-	2.10	3.55	-	4.38
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)

Invesco V.I. Growth and Income Series II
2022	558	31.76	-	42.30	20,985	1.22	1.29	-	2.69	(8.51)	-	(7.21)
2021	690	34.71	-	45.58	28,028	1.31	1.29	-	2.69	24.77	-	26.54
2020	819	27.82	-	36.02	26,438	1.99	1.29	-	2.69	(0.87)	-	0.54
2019	908	28.06	-	35.83	29,297	1.53	1.29	-	2.69	21.52	-	23.24
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)

Invesco V.I. High Yield Series I
2022	298	11.38	-	12.24	5,732	4.40	0.70	-	1.98	(11.32)	-	(10.18)
2021	348	12.67	-	13.81	7,484	4.65	0.70	-	1.98	2.34	-	3.65
2020	383	12.23	-	13.49	7,963	5.72	0.70	-	1.98	1.29	-	2.60
2019	440	11.92	-	13.32	8,998	5.61	0.70	-	1.98	11.28	-	12.72
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)

Invesco V.I. High Yield Series II
2022	305	16.43	-	21.30	3,594	4.22	1.29	-	2.59	(11.87)	-	(10.71)
2021	396	18.64	-	23.85	5,151	4.43	1.29	-	2.59	1.33	-	2.66
2020	398	18.39	-	23.23	5,291	5.72	1.29	-	2.59	0.25	-	1.57
2019	432	18.35	-	22.87	5,777	5.54	1.29	-	2.59	10.25	-	11.70
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)

Invesco V.I. Main Street Mid Cap Series I
2022	221	22.64	-	36.29	6,696	0.35	1.10	-	2.20	(16.12)	-	(15.20)
2021	238	27.00	-	42.79	8,584	0.45	1.10	-	2.20	20.56	-	21.90
2020	247	22.39	-	35.10	7,372	0.71	1.10	-	2.20	6.87	-	8.05
2019	280	20.95	-	32.49	7,759	0.49	1.10	-	2.20	22.55	-	23.91
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Mid Cap Series II
2022	22	$20.55	-	25.56	$533	0.07%	1.29	-	2.44%	(16.52)	-	(15.55)%
2021	28	24.62	-	30.27	809	0.25	1.29	-	2.44	19.89	-	21.28
2020	32	20.54	-	24.96	748	0.50	1.29	-	2.44	6.30	-	7.54
2019	36	19.32	-	23.21	816	0.21	1.29	-	2.44	22.01	-	23.43
2018	43	15.84	-	18.80	793	0.11	1.29	-	2.44	(13.76)	-	(12.74)

Invesco V.I. Main Street Series I
2022	30	26.35	-	28.93	814	1.35	1.15	-	1.85	(21.60)	-	(21.05)
2021	36	33.61	-	36.65	1,230	0.66	1.15	-	1.85	25.22	-	26.11
2020	43	26.84	-	29.06	1,158	1.41	1.15	-	1.85	11.84	-	12.64
2019	50	24.00	-	25.80	1,213	1.03	1.15	-	1.85	29.65	-	30.57
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)

Invesco V.I. Main Street Series II
2022	441	29.50	-	39.29	16,154	1.06	1.29	-	2.69	(22.44)	-	(21.33)
2021	539	38.03	-	49.95	25,025	0.49	1.29	-	2.69	23.84	-	25.59
2020	642	30.71	-	39.77	23,862	1.14	1.29	-	2.69	10.66	-	12.23
2019	729	27.76	-	35.43	24,296	0.82	1.29	-	2.69	28.22	-	30.04
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)

Invesco V.I. Main Street Small Cap Series I
2022	12	54.38	-	59.72	709	0.43	1.25	-	1.65	(17.21)	-	(16.88)
2021	19	65.69	-	71.85	1,338	0.37	1.25	-	1.65	20.55	-	21.03
2020	23	54.49	-	59.36	1,298	0.61	1.25	-	1.65	17.97	-	18.44
2019	26	46.19	-	50.12	1,268	0.20	1.25	-	1.65	24.40	-	24.90
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)

Invesco V.I. Main Street Small Cap Series II
2022	140	44.28	-	56.00	7,349	0.24	1.29	-	2.44	(18.08)	-	(17.12)
2021	169	54.04	-	67.57	10,650	0.18	1.29	-	2.44	19.30	-	20.69
2020	201	45.30	-	55.99	10,539	0.36	1.29	-	2.44	16.74	-	18.10
2019	231	38.13	-	47.41	10,287	—	1.29	-	2.54	22.95	-	24.51
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)

Invesco V.I. S&P 500 Index Series I (sub-account merged on April 29, 2022)
2022	—	28.40	-	36.01	—	1.47	0.70	-	2.05	(13.61)	-	(13.23)
2021	881	32.88	-	41.50	37,229	1.17	0.70	-	2.05	25.67	-	27.37
2020	1,049	26.16	-	32.58	34,602	1.67	0.70	-	2.05	15.59	-	17.16
2019	1,161	22.63	-	27.81	32,893	1.44	0.70	-	2.05	28.24	-	29.99
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)

Invesco V.I. S&P 500 Index Series II (sub-account merged on April 29, 2022)
2022	—	35.96	-	46.21	—	1.07	1.29	-	2.59	(13.86)	-	(13.49)
2021	1,488	41.74	-	53.42	53,325	1.03	1.29	-	2.59	24.61	-	26.25
2020	1,684	33.50	-	42.31	48,136	1.44	1.29	-	2.59	14.67	-	16.18
2019	1,863	29.21	-	36.42	46,508	1.19	1.29	-	2.59	27.26	-	28.94
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Technology Series I
2022	78	$30.00	-	33.56	$2,492	—%	1.10	-	1.70%	(40.96)	-	(40.61)%
2021	83	50.82	-	56.50	4,478	—	1.10	-	1.70	12.48	-	13.16
2020	100	45.18	-	49.93	4,779	—	1.10	-	1.70	43.65	-	44.52
2019	111	31.45	-	34.55	3,653	—	1.10	-	1.70	33.59	-	34.39
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)

Invesco V.I. Technology Series II
2022	< 1	29.10	-	30.79	2	—	1.30	-	1.60	(41.06)	-	(40.89)
2021	< 1	49.38	-	52.08	4	—	1.30	-	1.60	12.27	-	12.61
2020	< 1	42.19	-	46.25	6	—	1.30	-	1.85	43.12	-	43.91
2019	< 1	29.48	-	32.14	7	—	1.30	-	1.85	33.08	-	33.81
2018	< 1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)

Janus Henderson VIT Forty Institutional Shares
2022	< 1	50.31	-	50.31	< 1	0.20	1.50	-	1.50	(34.55)	-	(34.55)
2021	< 1	76.86	-	76.86	< 1	—	1.50	-	1.50	21.06	-	21.06
2020	< 1	63.49	-	63.49	< 1	0.27	1.50	-	1.50	37.31	-	37.31
2019	< 1	46.24	-	46.24	< 1	0.16	1.50	-	1.50	35.11	-	35.11
2018	< 1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45

Lazard Retirement Series Emerging Market Equity Service Shares
2022	< 1	44.66	-	44.66	< 1	3.36	1.50	-	1.50	(16.39)	-	(16.39)
2021	< 1	53.42	-	53.42	< 1	1.88	1.50	-	1.50	3.89	-	3.89
2020	< 1	51.42	-	51.42	< 1	2.41	1.50	-	1.50	(2.75)	-	(2.75)
2019	< 1	52.87	-	52.87	< 1	0.89	1.50	-	1.50	16.37	-	16.37
2018	< 1	45.44	-	45.44	< 1	2.19	1.50	-	1.50	(19.78)	-	(19.78)

Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2022	< 1	31.83	-	31.83	< 1	1.11	1.50	-	1.50	(7.83)	-	(7.83)
2021	< 1	34.53	-	34.53	< 1	0.99	1.50	-	1.50	24.32	-	24.32
2020	< 1	27.78	-	27.78	< 1	1.82	1.50	-	1.50	3.67	-	3.67
2019	< 1	26.79	-	26.79	< 1	1.78	1.50	-	1.50	26.95	-	26.95
2018	< 1	21.11	-	21.11	< 1	1.61	1.50	-	1.50	(10.25)	-	(10.25)

Lord Abbett Bond Debenture
2022	361	16.17	-	20.19	6,822	4.10	1.29	-	2.49	(14.95)	-	(13.92)
2021	416	19.01	-	23.46	9,154	2.82	1.29	-	2.49	0.72	-	1.95
2020	470	18.87	-	23.01	10,225	3.72	1.29	-	2.49	4.65	-	5.92
2019	521	18.04	-	21.72	10,735	3.91	1.29	-	2.49	10.55	-	11.89
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)

Lord Abbett Fundamental Equity
2022	63	24.51	-	29.77	1,751	1.03	1.29	-	2.34	(14.03)	-	(13.11)
2021	70	28.50	-	34.26	2,249	0.79	1.29	-	2.34	24.35	-	25.67
2020	84	22.92	-	27.26	2,144	1.21	1.29	-	2.34	(0.59)	-	0.46
2019	96	23.06	-	27.13	2,464	1.17	1.29	-	2.34	18.69	-	19.95
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Growth and Income
2022	193	$20.80	-	25.74	$4,659	1.22%	1.29	-	2.44%	(11.63)	-	(10.60)%
2021	224	23.54	-	28.79	6,089	1.00	1.29	-	2.44	25.89	-	27.36
2020	279	18.70	-	22.61	5,963	1.66	1.29	-	2.44	0.21	-	1.37
2019	320	18.66	-	22.30	6,775	1.60	1.29	-	2.44	19.52	-	20.92
2018	373	15.61	-	18.44	6,557	1.28	1.29	-	2.44	(10.38)	-	(9.33)

Lord Abbett Growth Opportunities
2022	75	27.29	-	33.77	2,384	—	1.29	-	2.44	(34.17)	-	(33.40)
2021	82	41.46	-	50.71	3,905	—	1.29	-	2.44	3.87	-	5.09
2020	106	39.91	-	48.26	4,839	—	1.29	-	2.44	36.00	-	37.58
2019	125	29.35	-	35.07	4,201	—	1.29	-	2.44	33.06	-	34.61
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)

Lord Abbett Mid Cap Stock
2022	223	19.38	-	24.20	5,075	0.74	1.29	-	2.49	(13.41)	-	(12.36)
2021	300	22.38	-	27.61	7,724	0.55	1.29	-	2.49	25.52	-	27.04
2020	363	17.83	-	21.74	7,410	1.08	1.29	-	2.49	(0.04)	-	1.18
2019	402	17.83	-	21.48	8,148	0.88	1.29	-	2.49	19.61	-	21.06
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)

MFS VIT Growth Initial Class
2022	20	20.61	-	47.27	711	—	1.15	-	1.65	(32.75)	-	(32.42)
2021	23	30.65	-	69.94	1,166	—	1.15	-	1.65	21.51	-	22.12
2020	25	25.23	-	57.27	1,046	—	1.15	-	1.65	29.70	-	30.35
2019	28	19.45	-	43.94	925	—	1.15	-	1.65	35.89	-	36.57
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49

MFS VIT Growth Service Class
2022	2	28.81	-	32.15	52	—	1.35	-	1.85	(33.06)	-	(32.72)
2021	2	43.04	-	47.79	79	—	1.35	-	1.85	20.97	-	21.58
2020	2	35.58	-	39.31	67	—	1.35	-	1.85	29.11	-	29.76
2019	2	27.56	-	30.29	61	—	1.35	-	1.85	35.24	-	35.92
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02

MFS VIT High Yield Initial Class
2022	12	20.63	-	21.62	257	5.64	1.25	-	1.45	(11.80)	-	(11.62)
2021	23	23.39	-	24.46	561	3.29	1.25	-	1.45	2.00	-	2.20
2020	7	22.93	-	23.93	164	5.48	1.25	-	1.45	3.57	-	3.78
2019	8	22.14	-	23.06	188	5.57	1.25	-	1.45	13.16	-	13.38
2018	9	19.56	-	20.34	188	5.26	1.25	-	1.45	(4.48)	-	(4.29)

MFS VIT Investors Trust Initial Class
2022	23	26.29	-	34.30	666	0.67	1.15	-	1.65	(17.85)	-	(17.44)
2021	25	32.00	-	41.55	850	0.61	1.15	-	1.65	24.74	-	25.36
2020	28	25.65	-	33.14	781	0.69	1.15	-	1.65	12.01	-	12.57
2019	35	22.90	-	29.44	877	0.67	1.15	-	1.65	29.43	-	30.08
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Investors Trust Service Class
2022	3	$26.38	-	29.44	73	0.43%	1.35	-	1.85%	(18.22)	-	(17.81)%
2021	5	32.26	-	35.82	171	0.41	1.35	-	1.85	24.18	-	24.80
2020	5	25.98	-	28.70	152	0.43	1.35	-	1.85	11.51	-	12.07
2019	6	23.30	-	25.61	137	0.48	1.35	-	1.85	28.83	-	29.48
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)

MFS VIT New Discovery Initial Class
2022	21	28.55	-	63.11	968	—	1.15	-	1.65	(30.91)	-	(30.56)
2021	19	41.32	-	90.88	1,262	—	1.15	-	1.65	0.13	-	0.64
2020	21	41.26	-	90.31	1,381	—	1.15	-	1.65	43.50	-	44.22
2019	25	28.75	-	62.62	1,168	—	1.15	-	1.65	39.38	-	40.08
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)

MFS VIT New Discovery Service Class
2022	2	27.80	-	31.03	63	—	1.35	-	1.85	(31.28)	-	(30.94)
2021	2	40.46	-	44.93	97	—	1.35	-	1.85	(0.30)	-	0.20
2020	2	40.58	-	44.83	107	—	1.35	-	1.85	42.90	-	43.62
2019	3	28.40	-	31.22	80	—	1.35	-	1.85	38.67	-	39.37
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)

MFS VIT Research Initial Class
2022	11	23.62	-	33.23	317	0.45	1.15	-	1.65	(18.56)	-	(18.16)
2021	14	29.00	-	40.60	488	0.55	1.15	-	1.65	22.76	-	23.38
2020	17	23.62	-	32.91	477	0.73	1.15	-	1.65	14.69	-	15.26
2019	19	20.60	-	28.55	456	0.75	1.15	-	1.65	30.77	-	31.43
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)

MFS VIT Research Service Class
2022	1	27.09	-	30.23	30	0.18	1.35	-	1.85	(18.95)	-	(18.54)
2021	1	33.42	-	37.11	48	0.33	1.35	-	1.85	22.22	-	22.83
2020	1	27.35	-	30.21	41	0.51	1.35	-	1.85	14.17	-	14.75
2019	2	23.95	-	26.33	41	0.56	1.35	-	1.85	30.16	-	30.81
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)

MFS VIT Total Return Bond Initial Class
2022	32	18.84	-	19.75	624	2.80	1.25	-	1.45	(15.17)	-	(15.00)
2021	27	22.21	-	23.23	619	2.70	1.25	-	1.45	(2.24)	-	(2.05)
2020	28	22.72	-	23.72	664	2.81	1.25	-	1.45	6.91	-	7.12
2019	34	21.25	-	22.14	741	3.42	1.25	-	1.45	8.62	-	8.84
2018	43	19.57	-	20.34	864	3.46	1.25	-	1.45	(2.52)	-	(2.32)

MFS VIT Utilities Initial Class
2022	3	45.66	-	48.23	167	2.24	1.35	-	1.59	(0.83)	-	(0.59)
2021	4	46.05	-	48.52	204	1.75	1.35	-	1.59	12.29	-	12.56
2020	5	41.01	-	43.11	201	2.50	1.35	-	1.59	4.23	-	4.48
2019	5	39.34	-	41.26	194	3.76	1.35	-	1.59	23.10	-	23.39
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Utilities Service Class
2022	3	$35.81	-	37.83	$127	2.22%	1.35	-	1.60%	(1.12)	-	(0.87)%
2021	3	34.37	-	38.16	132	1.27	1.35	-	1.85	11.73	-	12.29
2020	8	30.76	-	33.98	280	2.09	1.35	-	1.85	3.68	-	4.20
2019	11	29.67	-	32.62	426	3.64	1.35	-	1.85	22.50	-	23.12
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)

Morgan Stanley VIF Core Plus Fixed Income Class I
2022	7	14.02	-	15.64	111	3.93	1.35	-	1.85	(15.91)	-	(15.48)
2021	9	16.67	-	18.51	156	4.06	1.35	-	1.85	(2.16)	-	(1.67)
2020	10	17.04	-	18.82	178	2.86	1.35	-	1.85	5.81	-	6.35
2019	10	16.10	-	17.70	169	4.07	1.35	-	1.85	8.84	-	9.38
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)

Morgan Stanley VIF Discovery Class I
2022	231	31.29	-	41.91	7,891	—	0.70	-	2.30	(63.81)	-	(63.22)
2021	265	86.46	-	113.96	24,912	—	0.70	-	2.30	(13.08)	-	(11.68)
2020	293	99.48	-	129.03	31,500	—	0.70	-	2.30	146.58	-	150.54
2019	327	40.34	-	51.50	14,160	—	0.70	-	2.30	36.92	-	39.13
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87

Morgan Stanley VIF Discovery Class II
2022	181	35.83	-	46.46	5,736	—	1.29	-	2.59	(63.92)	-	(63.45)
2021	176	99.31	-	127.10	15,746	—	1.29	-	2.59	(13.48)	-	(12.34)
2020	200	114.79	-	144.99	20,476	—	1.29	-	2.59	145.58	-	148.80
2019	285	29.27	-	58.27	11,239	—	1.29	-	2.59	36.37	-	38.16
2018	354	21.18	-	34.28	10,159	—	1.29	-	2.59	7.67	-	9.10

Morgan Stanley VIF Emerging Markets Debt Class II
2022	125	15.22	-	24.34	2,709	7.58	1.29	-	2.59	(20.89)	-	(19.85)
2021	139	19.24	-	30.36	3,760	5.15	1.29	-	2.59	(4.49)	-	(3.23)
2020	151	20.14	-	31.38	4,257	4.52	1.29	-	2.59	2.82	-	4.17
2019	184	19.59	-	30.12	5,024	5.22	1.29	-	2.59	11.23	-	12.70
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)

Morgan Stanley VIF Emerging Markets Equity Class I
2022	396	19.56	-	22.66	7,578	0.43	0.70	-	2.20	(26.71)	-	(25.60)
2021	441	26.29	-	30.92	11,437	0.84	0.70	-	2.20	0.75	-	2.27
2020	461	25.70	-	30.69	11,817	1.39	0.70	-	2.20	11.95	-	13.64
2019	520	22.62	-	29.30	11,773	1.07	0.70	-	2.20	16.98	-	18.75
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)

Morgan Stanley VIF Emerging Markets Equity Class II
2022	62	26.56	-	33.42	1,933	0.37	1.29	-	2.44	(26.95)	-	(26.09)
2021	69	36.36	-	45.22	2,906	0.80	1.29	-	2.44	0.46	-	1.63
2020	73	36.19	-	44.49	3,023	1.36	1.29	-	2.44	11.59	-	12.89
2019	83	32.43	-	39.41	3,063	1.01	1.29	-	2.44	16.62	-	17.97
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Global Franchise Class II
2022	363	$41.87	-	54.29	$16,527	0.61%	1.29	-	2.59%	(19.68)	-	(18.63)%
2021	418	52.14	-	66.72	23,526	0.67	1.29	-	2.59	18.55	-	20.11
2020	471	43.98	-	55.55	22,231	0.84	1.29	-	2.59	10.30	-	11.75
2019	545	39.87	-	49.71	23,115	0.92	1.29	-	2.59	26.20	-	27.86
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)

Morgan Stanley VIF Global Infrastructure Class I
2022	341	19.78	-	25.44	18,690	2.89	0.70	-	1.85	(9.70)	-	(8.66)
2021	389	21.91	-	27.85	23,815	2.46	0.70	-	1.85	12.17	-	13.46
2020	454	19.53	-	24.54	24,397	1.69	0.70	-	1.85	(2.96)	-	(1.84)
2019	544	20.13	-	25.00	29,574	2.75	0.70	-	1.85	25.95	-	27.41
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)

Morgan Stanley VIF Global Infrastructure Class II
2022	355	29.16	-	37.80	7,214	2.71	1.29	-	2.59	(10.67)	-	(9.50)
2021	377	32.64	-	41.77	8,524	2.35	1.29	-	2.59	11.07	-	12.54
2020	398	29.39	-	37.12	8,048	1.42	1.29	-	2.59	(3.97)	-	(2.71)
2019	449	30.60	-	38.15	9,427	2.50	1.29	-	2.59	24.58	-	26.22
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)

Morgan Stanley VIF Global Strategist Class I
2022	1,834	14.70	-	16.27	31,607	—	0.70	-	2.10	(18.67)	-	(17.52)
2021	2,049	17.71	-	19.73	42,963	1.84	0.70	-	2.20	6.01	-	7.61
2020	2,203	16.70	-	18.33	43,288	1.47	0.70	-	2.20	8.50	-	10.14
2019	2,582	15.39	-	16.64	45,506	1.86	0.70	-	2.20	15.21	-	16.95
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)

Morgan Stanley VIF Global Strategist Class II
2022	680	15.25	-	19.77	10,421	—	1.29	-	2.59	(19.20)	-	(18.13)
2021	752	18.87	-	24.15	14,162	1.75	1.29	-	2.59	5.44	-	6.83
2020	816	17.90	-	22.61	14,442	1.37	1.29	-	2.59	8.00	-	9.42
2019	912	16.58	-	20.66	14,794	1.76	1.29	-	2.59	14.71	-	16.23
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)

Morgan Stanley VIF Growth Class I
2022	5,292	32.83	-	33.85	138,173	—	0.70	-	2.69	(61.14)	-	(60.35)
2021	6,302	82.78	-	87.11	409,938	—	0.70	-	2.69	(2.57)	-	(0.59)
2020	7,135	83.27	-	89.41	476,389	—	0.70	-	2.69	111.52	-	115.80
2019	8,000	38.59	-	42.27	250,519	—	0.70	-	2.69	28.29	-	30.89
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79

Morgan Stanley VIF Growth Class II
2022	2,778	37.51	-	48.64	32,401	—	1.29	-	2.59	(61.19)	-	(60.68)
2021	3,009	96.65	-	123.69	90,556	—	1.29	-	2.59	(2.72)	-	(1.44)
2020	3,559	99.35	-	125.49	108,619	—	1.29	-	2.59	111.20	-	113.98
2019	4,197	47.04	-	58.65	61,215	—	1.29	-	2.59	28.09	-	29.77
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF U.S. Real Estate Class I
2022	213	$25.64	-	52.92	$7,801	1.23%	0.70	-	2.20%	(28.64)	-	(27.56)%
2021	234	35.94	-	73.05	11,941	2.04	0.70	-	2.20	36.76	-	38.83
2020	248	26.28	-	52.62	9,163	2.80	0.70	-	2.20	(18.66)	-	(17.43)
2019	264	32.31	-	63.73	11,965	1.87	0.70	-	2.20	16.35	-	18.11
2018	290	30.65	-	53.96	11,245	2.72	0.70	-	2.20	(9.74)	-	(8.36)

Morgan Stanley VIF U.S. Real Estate Class II
2022	314	23.74	-	35.15	9,776	0.95	1.29	-	2.59	(29.09)	-	(28.15)
2021	331	33.47	-	48.92	14,411	1.86	1.29	-	2.59	35.85	-	37.64
2020	437	24.64	-	35.54	13,913	2.52	1.29	-	2.59	(19.23)	-	(18.17)
2019	513	30.51	-	43.44	20,140	1.61	1.29	-	2.59	15.62	-	17.15
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)

Morgan Stanley VIS Income Plus Class X Shares
2022	557	17.50	-	26.01	19,847	1.85	0.70	-	2.05	(18.16)	-	(17.05)
2021	647	21.38	-	31.36	27,970	3.33	0.70	-	2.05	(3.86)	-	(2.55)
2020	740	22.24	-	32.18	32,919	3.32	0.70	-	2.05	8.38	-	9.86
2019	849	20.52	-	29.29	34,206	3.56	0.70	-	2.05	13.61	-	15.15
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)

Morgan Stanley VIS Income Plus Class Y Shares
2022	1,587	12.98	-	16.83	26,939	1.52	1.29	-	2.59	(18.80)	-	(17.73)
2021	1,773	15.99	-	20.46	36,560	3.14	1.29	-	2.59	(4.56)	-	(3.31)
2020	1,824	16.75	-	21.16	38,952	3.04	1.29	-	2.59	7.43	-	8.85
2019	2,031	15.59	-	19.44	40,083	3.29	1.29	-	2.59	12.80	-	14.28
2018	2,190	13.82	-	17.01	37,937	3.18	1.29	-	2.59	(6.78)	-	(5.55)

Neuberger Berman AMT Mid Cap Growth Class I
2022	< 1	42.97	-	42.97	2	—	1.59	-	1.59	(29.86)	-	(29.86)
2021	< 1	61.27	-	61.27	2	—	1.59	-	1.59	11.21	-	11.21
2020	< 1	55.09	-	55.09	2	—	1.59	-	1.59	37.77	-	37.77
2019	< 1	39.99	-	39.99	1	—	1.59	-	1.59	30.65	-	30.65
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Neuberger Berman AMT Sustainable Equity Class I (sub-account launched on April 30, 2019)
2022	3	12.43	-	12.43	32	0.44	1.59	-	1.59	(19.74)	-	(19.74)
2021	3	15.49	-	15.49	40	0.38	1.59	-	1.59	21.53	-	21.53
2020	3	12.74	-	12.74	33	0.62	1.59	-	1.59	17.68	-	17.68
2019	3	10.83	-	10.83	29	0.42	1.59	-	1.59	8.24	-	8.24

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2022	54	6.37	-	7.73	388	21.42	1.29	-	2.44	6.04	-	7.27
2021	73	6.00	-	7.21	498	4.20	1.29	-	2.44	29.89	-	31.40
2020	77	4.62	-	5.49	400	6.22	1.29	-	2.44	(1.23)	-	(0.08)
2019	84	4.68	-	5.49	437	4.33	1.29	-	2.44	8.65	-	9.92
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Emerging Markets Bond Advisor Class
2022	16	$12.91	-	15.69	$241	4.68%	1.29	-	2.44%	(17.84)	-	(16.88)%
2021	22	15.72	-	18.87	389	4.37	1.29	-	2.44	(5.02)	-	(3.91)
2020	22	16.55	-	19.64	407	4.50	1.29	-	2.44	4.01	-	5.23
2019	28	15.91	-	18.67	500	4.32	1.29	-	2.44	11.87	-	13.18
2018	31	14.22	-	16.49	487	4.02	1.29	-	2.44	(7.15)	-	(6.06)

PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2022	< 1	17.21	-	17.21	< 1	1.48	1.50	-	1.50	(11.50)	-	(11.50)
2021	< 1	19.45	-	19.45	< 1	1.59	1.50	-	1.50	(3.43)	-	(3.43)
2020	< 1	20.14	-	20.14	< 1	5.86	1.50	-	1.50	3.98	-	3.98
2019	< 1	19.37	-	19.37	< 1	1.76	1.50	-	1.50	5.40	-	5.40
2018	< 1	18.38	-	18.38	< 1	1.31	1.50	-	1.50	0.58	-	0.58

PIMCO VIT Real Return Advisor Class
2022	160	11.69	-	14.20	2,123	6.92	1.29	-	2.44	(14.12)	-	(13.12)
2021	187	13.61	-	16.34	2,872	4.85	1.29	-	2.44	2.92	-	4.12
2020	195	13.22	-	15.69	2,895	1.31	1.29	-	2.44	8.90	-	10.16
2019	227	12.14	-	14.25	3,066	1.57	1.29	-	2.44	5.70	-	6.93
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)

PIMCO VIT Total Return Advisor Class
2022	359	11.60	-	14.45	4,882	2.49	1.29	-	2.59	(16.58)	-	(15.49)
2021	419	13.91	-	17.10	6,757	1.72	1.29	-	2.59	(3.90)	-	(2.64)
2020	451	14.47	-	17.57	7,506	2.02	1.29	-	2.59	5.75	-	7.14
2019	463	13.68	-	16.40	7,207	2.91	1.29	-	2.59	5.46	-	6.85
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)

PIMCO VIT Total Return Institutional Class
2022	< 1	16.25	-	16.25	< 1	2.64	1.50	-	1.50	(15.58)	-	(15.58)
2021	< 1	19.25	-	19.25	< 1	1.77	1.50	-	1.50	(2.75)	-	(2.75)
2020	< 1	19.79	-	19.79	< 1	2.07	1.50	-	1.50	7.02	-	7.02
2019	< 1	18.50	-	18.50	< 1	2.98	1.50	-	1.50	6.73	-	6.73
2018	< 1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)

Putnam VT Diversified Income Class IB
2022	516	15.61	-	21.46	9,316	6.85	0.80	-	2.15	(4.44)	-	(3.13)
2021	584	16.33	-	22.15	10,976	0.65	0.80	-	2.15	(8.95)	-	(7.69)
2020	614	17.94	-	23.99	12,617	7.70	0.80	-	2.15	(3.03)	-	(1.70)
2019	679	18.50	-	24.41	14,288	3.34	0.80	-	2.15	8.84	-	10.34
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)

Putnam VT Emerging Markets Equity Fund Class IB
2022	397	7.58	-	13.66	5,206	—	0.80	-	2.15	(29.03)	-	(28.05)
2021	421	10.68	-	18.98	7,734	0.49	0.80	-	2.15	(6.25)	-	(4.96)
2020	472	11.39	-	19.97	9,077	0.04	0.80	-	2.15	25.19	-	26.91
2019	556	9.10	-	15.74	8,300	—	0.80	-	2.15	22.25	-	23.93
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Focused International Equity Class IB
2022	865	$9.27	-	15.85	$12,460	1.77%	0.80	-	2.15%	(19.95)	-	(18.85)%
2021	955	11.58	-	19.54	16,965	0.77	0.80	-	2.15	10.16	-	11.68
2020	1111	11.85	-	17.49	17,870	0.17	0.80	-	2.19	7.67	-	9.19
2019	1,298	11.00	-	16.02	19,217	—	0.80	-	2.29	9.72	-	25.58
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)

Putnam VT George Putnam Balanced Class IB
2022	1,547	18.45	-	24.73	33,141	0.91	0.80	-	2.69	(18.23)	-	(16.67)
2021	1,723	22.57	-	29.67	44,520	0.84	0.80	-	2.69	10.91	-	13.04
2020	1,842	20.35	-	26.25	42,379	1.16	0.80	-	2.69	12.32	-	14.48

Putnam VT Global Asset Allocation Class IB
2022	517	23.19	-	24.65	11,773	1.37	0.80	-	2.44	(18.06)	-	(16.70)
2021	590	28.30	-	29.60	16,251	0.70	0.80	-	2.44	11.19	-	13.04
2020	662	25.46	-	26.18	16,226	1.75	0.80	-	2.44	9.59	-	11.41
2019	653	23.23	-	23.50	14,696	1.46	0.80	-	2.44	14.29	-	16.19
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)

Putnam VT Global Health Care Class IB
2022	416	38.46	-	50.87	17,805	0.42	0.80	-	2.44	(6.98)	-	(5.43)
2021	463	41.35	-	53.79	21,046	1.12	0.80	-	2.44	16.51	-	18.45
2020	536	35.49	-	45.42	20,716	0.50	0.80	-	2.44	13.46	-	15.35
2019	605	31.01	-	39.37	20,470	—	0.80	-	2.49	27.07	-	29.25
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)

Putnam VT Government Money Market Class IB
2022	2467	7.27	-	11.34	22,274	1.09	0.80	-	2.54	(1.42)	-	0.32
2021	2627	7.38	-	11.30	23,722	<0.01	0.80	-	2.54	(2.51)	-	(0.79)
2020	3086	7.57	-	11.39	28,266	0.20	0.80	-	2.54	(2.34)	-	(0.61)
2019	3448	7.75	-	11.46	32,074	1.54	0.80	-	2.54	(1.01)	-	0.74
2018	3490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37

Putnam VT Growth Opportunities Class IB
2022	4,469	18.50	-	18.75	76,861	—	0.80	-	2.69	(32.36)	-	(31.06)
2021	5,073	27.19	-	27.34	128,044	—	0.80	-	2.69	19.38	-	21.67
2020	5,785	22.35	-	22.90	120,639	0.04	0.80	-	2.69	35.01	-	37.60
2019	6,676	16.24	-	16.97	101,902	0.13	0.80	-	2.69	33.09	-	35.65
2018	7,652	11.97	-	12.75	86,741	—	0.80	-	2.69	(0.37)	-	1.56

Putnam VT High Yield Class IB
2022	484	22.05	-	27.32	11,734	5.22	0.80	-	2.44	(13.74)	-	(12.31)
2021	537	25.56	-	31.15	14,968	4.76	0.80	-	2.44	2.43	-	4.14
2020	604	24.49	-	29.91	16,298	5.73	0.80	-	2.54	2.55	-	4.36
2019	698	23.88	-	28.66	18,147	5.99	0.80	-	2.54	11.51	-	13.48
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Income Class IB
2022	1,723	$12.08	-	20.26	27,346	5.74%	0.80	-	2.49%	(15.94)	-	(14.50)%
2021	1,934	14.37	-	23.69	36,079	1.39	0.80	-	2.49	(6.95)	-	(5.35)
2020	2,063	15.30	-	25.03	41,024	4.80	0.80	-	2.54	3.06	-	4.88
2019	2,199	14.85	-	23.87	41,983	3.22	0.80	-	2.54	9.07	-	11.00
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)

Putnam VT International Equity Class IB
2022	2,299	14.83	-	16.69	35,218	1.56	0.70	-	2.59	(16.96)	-	(15.36)
2021	2,485	17.52	-	20.09	45,532	1.18	0.70	-	2.59	6.02	-	8.06
2020	2,701	16.21	-	18.95	46,457	1.65	0.70	-	2.59	9.21	-	11.31
2019	3,005	14.56	-	17.35	46,999	1.41	0.70	-	2.59	21.93	-	24.28
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)

Putnam VT International Value Class IB
2022	364	12.64	-	18.19	5,942	2.09	0.80	-	2.15	(8.81)	-	(7.55)
2021	410	13.86	-	19.67	7,229	2.03	0.80	-	2.15	12.47	-	14.02
2020	450	12.33	-	17.25	7,008	2.50	0.80	-	2.15	1.71	-	3.11
2019	504	12.12	-	16.73	7,684	2.77	0.80	-	2.15	17.64	-	19.26
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)

Putnam VT Large Cap Value Class IB
2022	3,098	16.91	-	34.50	127,503	1.52	0.70	-	2.69	(5.71)	-	(3.81)
2021	3,513	17.57	-	36.59	153,863	1.23	0.70	-	2.69	23.91	-	26.42
2020	3,935	13.90	-	29.53	139,398	1.75	0.70	-	2.69	2.98	-	5.06
2019	4,493	13.23	-	28.68	152,365	2.06	0.70	-	2.69	26.92	-	29.49
2018	5,173	10.22	-	22.59	137,308	0.71	0.70	-	2.69	(10.95)	-	(9.13)

Putnam VT Mortgage Securities Class IB
2022	403	13.09	-	17.93	5,739	9.22	0.80	-	2.10	(11.96)	-	(10.79)
2021	440	14.87	-	20.09	7,119	—	0.80	-	2.10	(5.78)	-	(4.54)
2020	475	15.78	-	21.05	8,125	9.66	0.80	-	2.10	(3.63)	-	(2.35)
2019	539	16.37	-	21.55	9,521	2.22	0.80	-	2.10	10.83	-	12.29
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)

Putnam VT Multi-Cap Core Class IB
2022	1,407	26.02	-	37.90	34,384	1.03	0.80	-	2.29	(17.68)	-	(16.44)
2021	1,666	31.14	-	41.89	50,687	0.65	0.80	-	2.44	27.84	-	29.96
2020	1,902	23.96	-	32.77	44,771	0.96	0.80	-	2.44	14.48	-	16.39
2019	2,184	20.59	-	28.63	44,279	1.13	0.80	-	2.44	28.44	-	30.58
2018	2,485	15.77	-	22.29	38,964	1.12	0.80	-	2.44	(9.89)	-	(8.38)

Putnam VT Research Class IB
2022	539	31.86	-	37.50	15,841	0.57	0.80	-	2.29	(19.16)	-	(17.94)
2021	594	38.82	-	46.40	21,385	0.10	0.80	-	2.29	21.31	-	23.14
2020	700	31.53	-	38.25	20,551	0.60	0.80	-	2.29	17.19	-	18.96
2019	800	26.50	-	32.64	19,827	1.17	0.80	-	2.29	30.20	-	32.17
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Small Cap Growth Class IB
2022	62	$35.93	-	47.03	$2,595	—%	0.80	-	2.15%	(29.84)	-	(28.87)%
2021	71	51.20	-	66.12	4,197	—	0.80	-	2.15	11.42	-	12.96
2020	79	45.95	-	58.53	4,125	—	0.80	-	2.15	45.19	-	47.18
2019	97	31.65	-	39.77	3,488	—	0.80	-	2.15	34.50	-	36.35
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)

Putnam VT Small Cap Value Class IB
2022	516	26.34	-	35.57	20,482	0.17	0.70	-	2.30	(14.96)	-	(13.59)
2021	590	30.98	-	41.16	27,120	0.75	0.70	-	2.30	36.72	-	38.93
2020	682	22.66	-	29.63	22,982	1.09	0.70	-	2.30	1.60	-	3.24
2019	770	22.30	-	28.70	25,193	0.68	0.70	-	2.30	21.42	-	23.37
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)

Putnam VT Sustainable Future Class IB
2022	99	35.64	-	45.26	3,977	—	0.80	-	2.00	(35.34)	-	(34.56)
2021	111	55.11	-	69.15	6,873	—	0.80	-	2.00	3.96	-	5.22
2020	120	53.02	-	65.72	7,130	0.11	0.80	-	2.00	49.58	-	51.40
2019	140	35.44	-	43.41	5,517	0.60	0.80	-	2.00	27.42	-	28.97
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)

Putnam VT Sustainable Leaders Class IB
2022	2,269	28.09	-	42.14	59,903	0.55	0.80	-	2.69	(24.97)	-	(23.53)
2021	2,454	36.73	-	56.16	85,429	0.14	0.80	-	2.69	20.23	-	22.54
2020	2,861	29.98	-	46.71	81,760	0.42	0.80	-	2.69	25.31	-	27.71
2019	3,272	23.47	-	37.28	73,388	0.46	0.80	-	2.69	32.72	-	35.27
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)

Templeton Developing Markets VIP Class 2
2022	107	23.62	-	27.52	3,501	2.52	1.15	-	2.49	(23.91)	-	(22.87)
2021	134	30.62	-	36.17	5,635	0.86	1.15	-	2.49	(8.07)	-	(6.82)
2020	145	32.86	-	39.34	6,631	4.20	1.15	-	2.49	14.29	-	15.84
2019	162	28.37	-	34.43	6,419	1.00	1.15	-	2.49	23.56	-	25.25
2018	190	22.65	-	27.86	6,039	0.86	1.15	-	2.49	(17.89)	-	(16.76)

Templeton Foreign VIP Class 2
2022	1,141	15.13	-	15.91	19,297	3.00	1.15	-	2.69	(10.07)	-	(8.66)
2021	1,377	16.57	-	17.70	25,784	1.84	1.15	-	2.69	1.38	-	2.97
2020	1,520	16.09	-	17.46	27,879	3.40	1.15	-	2.69	(3.80)	-	(2.29)
2019	1,663	16.47	-	18.14	31,191	1.72	1.15	-	2.69	9.52	-	11.24
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)

Templeton Global Bond VIP Class 2
2022	32	17.50	-	28.40	689	—	1.15	-	2.29	(7.11)	-	(6.04)
2021	26	19.00	-	30.22	647	—	1.15	-	2.24	(7.11)	-	(6.08)
2020	29	20.45	-	32.18	761	8.38	1.15	-	2.24	(7.39)	-	(6.36)
2019	30	22.09	-	34.37	853	7.12	1.15	-	2.24	(0.26)	-	0.85
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIALS STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Templeton Growth VIP Class 2
2022	13	$15.10	-	24.03	$281	0.15%	1.15	-	1.85%	(13.13)	-	(12.51)%
2021	13	17.38	-	27.46	344	1.10	1.15	-	1.85	2.94	-	3.67
2020	15	16.88	-	26.49	376	2.92	1.15	-	1.85	3.85	-	4.59
2019	19	16.25	-	25.33	450	2.80	1.15	-	1.85	13.03	-	13.84
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)